Registration No. 33-17850
                                                             File No. 811-5360

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                          [ ]


Post-Effective Amendment No. 24                                            [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]


Amendment No. 20                                                           [X]


                       OPPENHEIMER MAIN STREET FUNDS, INC.
                    (Formerly named: MAIN STREET FUNDS, INC.)
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               (Exact Name of Registrant as Specified in Charter)

                6803 South Tucson Way, Englewood, Colorado 80112
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               (Address of Principal Executive Offices) (Zip Code)

                                  303-768-3200
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              (Registrant's Telephone Number, including Area Code)

                             Andrew J. Donohue, Esq.
                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately  upon filing  pursuant to paragraph (b)
[X] On December 22, 1999 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] On _______________ pursuant  to  paragraph  (a)(1)
[ ] 75 days after  filing pursuant to paragraph (a)(2)
[ ] On _______________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Main Street Growth & Income Fund(R)

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Prospectus dated December 22, 1999


                                               Oppenheimer  Main Street Growth &
                                         Income Fund is a mutual fund that seeks
                                         a  high  total  return.   It  currently
                                         invests mainly in common stocks.

                                         This Prospectus contains important
                                         information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
                                         how to buy and sell shares of the Fund
                                         and other account features.  Please
As with all mutual funds, the            read this Prospectus  carefully before
Securities and Exchange Commission has   you invest and keep it for future
not approved or disapproved the Fund's reference about your account. securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

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                                                (logo) OppenheimerFunds
                                                The Right Way to Invest

CONTENTS

                  A B O U T  T H E  F U N D

                  The Fund's Investment Objective and Strategies


                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments


                  How the Fund is Managed



                  A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Web Site
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone


                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  F U N D



The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks a high total return, which includes current income and capital appreciation in the value of its shares, from equity and debt securities.

WHAT DOES THE FUND INVEST IN? The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

HOW DO THE  PORTFOLIO  MANAGERS  DECIDE  WHAT  SECURITIES  TO  BUY OR  SELL?  In
selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:
   o Multi-factor quantitative models: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of "bottom up" models helps to rank stocks in a universe typically including 2000 stocks, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.
   o Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
   o Judgment: The portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking total return in their investment over the long term, with the opportunity for some current income. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a moderately aggressive fund focusing mainly on stock investments. Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income. Because of its focus on long-term growth, the Fund may be appropriate for retirement plans. The Fund is not a complete investment program.


Main Risks of Investing in the Fund


      All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's investment Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

     These risks collectively form the risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently invests a substantial portion of its assets in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Fund currently focuses its stock investments in U.S. issuers, it will be primarily affected by changes in U.S.

stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund currently invests primarily in securities of large companies for their dividend income, but can also buy securities of small and medium-size companies, which may have more volatile prices than stocks of large companies.


      At times, the Manager may increase the Fund's emphasis of its investments in a particular industry compared to the weighting of that industry in the S&P 500 Index which the Fund uses as a performance benchmark. To the extent that the Fund increases its emphasis on stocks in a particular industry, its share values may fluctuate in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.


HOW RISKY IS THE FUND OVERALL? In the short term, the stock markets can be volatile, and the price of the Fund's shares will go up and down. The Fund's income-oriented investments may help cushion the Fund's total return from changes in stock prices, but fixed-income securities have their own risks and are not currently a major focus of the Fund. In the OppenheimerFunds spectrum, the Fund is generally more conservative than aggressive growth stock funds, but may be more volatile than investment grade bond funds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the past ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/99 through 9/30/99, the cumulative return (not annualized) for Class A shares was 4.76%. Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 27.05% (4th Q `92) and the lowest return (not annualized) for a calendar quarter was -11.03% (3rd Q `98).

                                                   5 Years        10 Years
Average Annual Total Returns                     (or life of     (or life of
for the periods ending December       1 Year        class,         class,
31, 1998                                           if less)       if less)
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Class A Shares (inception 2/3/88)     17.99%        17.35%         22.67%
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S&P 500 Index (inception 12/31/88)    28.60%        24.05%         19.19%
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Class B Shares (inception 10/3/94)    19.26%        21.28%           N/A
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Class C Shares (inception 12/1/93)    23.22%        17.85%         18.59%
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Class Y Shares (inception 11/1/96)    25.40%        26.36%           N/A
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The Fund's average annual total returns in the table include the applicable sales charges: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1-year), 2% (life of class); and for Class C, the 1% contingent deferred sales charge for the 1-year period.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund's performance is compared to the S&P 500 Index, an unmanaged index of equity securities. The index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 1999.

Shareholder Fees (charges paid directly from your investment):

                      Class A       Class B          Class C         Class Y
                      Shares        Shares           Shares          Shares
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Maximum Sales Charge
(Load) on purchases
(as % of offering         5.75%          None          None           None
price)
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Maximum Deferred
Sales Charge (Load)
(as % of the lower
of the original           None1           5%2           1%3           None
offering price or
redemption proceeds)
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1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                      Class A       Class B          Class C         Class Y
                      Shares        Shares           Shares          Shares
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Management Fees        0.45%          0.45%          0.45%           0.45%
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Distribution and/or    0.25%          1.00%          1.00%           N/A
Service (12b-1) Fees
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Other Expenses         0.21%          0.21%          0.21%           0.32%
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Total Annual           0.91%          1.66%          1.66%           0.77%
Operating Expenses
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Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:    1 Year         3 Years       5 Years      10 Years1
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Class A Shares             $663           $848          $1,050       $1,630
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Class B Shares             $669           $823          $1,102       $1,582
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Class C Shares             $269           $523          $902         $1,965
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Class Y Shares             $79            $246          $428         $954
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If shares are not
redeemed:                  1 Year         3 Years       5 Years      10 Years1
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Class A Shares             $663           $848          $1,050       $1,630
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Class B Shares             $169           $523          $902         $1,582
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Class C Shares             $169           $523          $902         $1,965
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Class Y Shares             $79            $246          $428         $954
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In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include the contingent deferred sales charges. 1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Stock Investments.  The Fund currently invests mainly in common stocks. The Fund currently focuses on securities of issuers that have large capitalizations. Historically their stock prices have tended to be less volatile than securities of smaller issuers. However, the Fund can buy stocks of issuers in all capitalization ranges. "Capitalization" refers to the market value of all of the issuers outstanding common stock.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the them. These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

Debt Securities. The mix of equities and debt securities in the Fund's portfolio will vary over time depending on the Manager's judgment about market and economic conditions. The Fund's investments in debt securities can include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and foreign and domestic corporate bonds, notes and debentures. They may be selected for their income possibilities, for liquidity and to help cushion fluctuations in the Fund's net asset values.

      The debt securities the Fund buys may be rated by nationally-recognized rating organizations such as Moody's Investors Services or Standard &
      Poor's Ratings Service or they may be unrated securities assigned a comparable rating by the Manager.

o Interest Rate Risks. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the value of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

o Credit Risks. Debt securities are subject to credit risks. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares may fall.

o Special Credit Risks of Lower-Grade Securities. The Fund can invest up to 25% of its total assets in "lower-grade" securities commonly known as "junk bonds." These are securities rated below "Baa" by Moody's Investors Service, Inc. or "BBB" by Standard & Poors Ratings Service or having similar ratings by other ratings organizations, or if unrated, assigned a comparable rating by the Manager. However, the Fund currently does not intend to invest more than 10% of its assets in lower-grade securities and cannot invest more than 10% of its total assets in lower-grade securities that are not convertible.

      Debt securities below investment grade, whether rated or unrated, have greater risks than investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal when due. These risks mean that the Fund's net asset value per share could be affected by declines in value of these securities.

Risks of Foreign Investing. The Fund can buy securities of companies or governments in any country, developed or underdeveloped. While there is no limit on the amount of the Fund's assets that may be invested in foreign securities, the Manager does not currently plan to invest significant amounts of the Fund's assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks, such as the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

Other Equity  Securities.  Equity  securities  include common stocks, as well as
      "equity equivalents" such as preferred stocks and securities convertible into common stock. Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to 15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers are not subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments. The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

   o Hedging. The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.

Temporary Defensive Investments. In times of unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it may not achieve its investment objective.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Directors, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment adviser since January 1960. The Manager (including subsidiaries) managed assets of more than $110 billion as of November 30, 1999, including other Oppenheimer funds with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

Portfolio Managers. The portfolio managers of the Fund are Charles Albers and Nikolaos Monoyios. Mr. Albers is a Senior Vice President of the Manager and Mr. Monoyios is a Vice President of the Manager. Prior to joining the Manager and assuming responsibility for the day-to-day management of the Fund's portfolio on April 20, 1998, they were portfolio managers at Guardian Investor Services (from 1972 and 1979, respectively), the investment management subsidiary of The Guardian Life Insurance Company.

Advisory Fees.  Under  the  investment  advisory  agreement,  the Fund  pays the
      Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million and 0.45% of average annual net assets in excess of $500 million. The Fund's management fee for its last fiscal year ended August 31, 1999 was 0.45% of average annual net assets for each class of shares.

YEAR 2000 ISSUES. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's custodian bank and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker, or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor.  Complete an OppenheimerFunds New Account
     Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

   o Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
      1.800.525.7048 to notify the Distributor of the wire, and to receive further instructions.

   o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

   o Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000. You can make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

   o With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 by telephone through AccountLink.

   o Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies. Additional purchases may be as little as $25.

   o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time".

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Directors has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

Class A Shares.  If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class C Shares?" below.

Class Y  Shares.  Class Y  shares  are  offered  only to  certain  institutional investors that have special agreements with the Distributor.
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WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o Investing for the Shorter Term. While the Fund is intended as a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

   o Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B or Class C shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Does It Affect Payments to My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE  ARRANGEMENTS  AND WAIVERS.  Appendix C to the Statement of
      Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special condition apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                                           Front-End Sales
                           Front-End Sales Charge As a
                          Charge As a      Percentage of     Commission As
                          Percentage of    Net               Percentage of
 Amount of Purchase       Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more or for certain purchases by particular types of retirement plans described in Appendix C to the Statement of Additional Information. The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by those retirement accounts. For those retirement plan accounts, the commission is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, based on the cumulative purchases during the prior 12 months ending with the current purchase. In either case, the commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.1 That commission will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a retirement plan that pays for the purchase with the redemption of Class C shares of one or more Oppenheimer funds held by the plan for more than one year.

      If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares. The Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable when shares are redeemed, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains. Then the Fund will redeem other shares in the order in which you purchased them.

      The Class A contingent deferred sales charge is not charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 calendar months of the end of the calendar month in which the exchanged shares were originally purchased, then the sales charge will apply.

--------
1 No commission will be paid on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.


Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information:

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:
   o the amount of your account value represented by an increase in net asset value over the initial purchase price,
   o shares purchased by the reinvestment of dividends or capital gains distributions, or
   o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for over 6 years, and 3. shares held the longest during the 6-year period.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

 Years Since Beginning of Month in      Contingent Deferred Sales Charge on
 Which                                  Redemptions in That Year
 Purchase Order was Accepted            (As % of Amount Subject to Charge)
 ------------------------------------------------------------------------------
 0 - 1                                  5.0%
 ------------------------------------------------------------------------------
 1 - 2                                  4.0%
 ------------------------------------------------------------------------------
 2 - 3                                  3.0%
 ------------------------------------------------------------------------------
 3 - 4                                  3.0%
 ------------------------------------------------------------------------------
 4 - 5                                  2.0%
 ------------------------------------------------------------------------------
 5 - 6                                  1.0%
 ------------------------------------------------------------------------------
 6 and following                        None
 ------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically  convert to
      Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares you hold convert, any other Class B shares that were acquired by the reinvesting of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:
   o the amount of your account value represented by the increase in net asset value over the initial purchase price,
   o shares purchased by the reinvestment of dividends or capital gains distributions, or
   o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for over 12 months, and 3. shares held the longest during the 12-month period.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without sales charge directly to certain institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. For example, Massachusetts Mutual Life Insurance Company, an affiliate of the Manager, may purchase Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers. Individual investors cannot buy Class Y shares directly.

     An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Denver) and the special account features available to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class Y shares. Instructions for purchasing, redeeming, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12B-1) PLANS

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales commission of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
   o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
   o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1.800.533.3310.

Purchasing Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1.800.533.3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that can be used by individuals and employers:

Individual Retirement  Accounts  (IRAs).  These include regular IRAs, Roth IRAs,
      SIMPLE IRAs, rollover IRAs and Education IRAs.
SEP-IRAs. These are  Simplified  Employee  Pensions Plan IRAs for small business owners or self-employed individuals.
403(b)(7)  Custodial  Plans.  These  are tax  deferred  plans for  employees  of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

      Please  call  the   Distributor  for   OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.7048, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o You wish to redeem $100,000 or more and receive a check o The redemption check is not payable to all shareholders listed on the account statement
   o The redemption check is not sent to the address of record on your account statement
   o Shares are being transferred to a Fund account with a different owner or name
   o Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o      a U.S. bank, trust company, credit union or savings association,
o      a foreign bank that has a U.S. correspondent bank,
o a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan  Accounts.  There are  special  procedures  to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instructions  that includes:
o  Your name
o  The Fund's name
o  Your Fund  account  number  (from your  account statement)
o  The  dollar  amount or number  of shares to be  redeemed
o  Any special payment  instructions
o  Any share certificates for the shares you are selling
o The signatures of all registered owners exactly as the account is registered, and
o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

--------------------------------------------------------------------------------
Use the following address for            Send courier or express mail
requests to:                             Requests by mail:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270              Denver, Colorado 80231
--------------------------------------------------------------------------------

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o To redeem shares through a service representative, call 1.800.852.8457
   o To redeem shares automatically on PhoneLink, call 1.800.533.3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

ARE THERE LIMITS ON AMOUNTS REDEEMED BY TELEPHONE?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o Shares of the fund selected for exchange must be available for sale in your state of residence.
   o The  prospectuses  of both funds must offer the exchange  privilege.
   o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
   o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificate with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
   o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The
      New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange request from a "market timer" might require the Fund to sell securities at a disadvantageous time and/or price.
   o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
   o The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so, by applicable law, but it may impose these changes at any time for emergency purposes.
   o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Sharesmay be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup Withholding" of Federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1.800.525.7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income annually and to pay dividends to shareholders in December on a date selected by the Board of Directors. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A and Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest  Dividend  or  Capital  Gains  Only.  You can  elect to  reinvest  some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving other types of distributions by check or having them sent to your bank account through AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 6 fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS


                                                                                               Year                        Year
                                                                                              Ended                       Ended
                                                                                           Aug. 31,                    June 30,
Class A                                              1999          1998          1997          1996(1)       1996          1995
================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period               $32.32        $33.87        $27.95        $28.89        $24.07        $20.40
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .19           .29           .39           .07           .40           .47
Net realized and unrealized gain (loss)             12.03           .99          7.91         (1.01)         4.93          3.66
                                                   -----------------------------------------------------------------------------
Total income (loss) from
investment operations                               12.22          1.28          8.30          (.94)         5.33          4.13
--------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.15)         (.33)         (.40)           --          (.43)         (.46)
Distributions from net realized gain                (1.50)        (2.50)        (1.98)           --          (.08)           --
                                                   -----------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                     (1.65)        (2.83)        (2.38)           --          (.51)         (.46)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $42.89        $32.32        $33.87        $27.95        $28.89        $24.07
                                                   =============================================================================
================================================================================================================================
Total Return, at Net Asset Value(2)                 38.62%         3.68%        31.09%        (3.25)%       22.26%        20.52%

================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in millions)            $7,724        $4,933        $4,457        $3,143        $3,147        $1,924
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $6,722        $5,184        $3,857        $3,090        $2,516        $1,319
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                         0.50%         0.83%         1.29%         1.57%         1.55%         2.31%
Expenses                                             0.91%         0.90%(4)      0.94%(4)      0.98%(4)      0.99%(4)      1.07%(4)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                             72%           81%           62%           18%           93%          101%



1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $11,414,728,877 and $9,643,247,427, respectively.


33 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS     Continued


                                                                                                  Year                      Year
                                                                                                 Ended                     Ended
                                                                                              Aug. 31,                  June 30,
 Class B                                                1999          1998          1997          1996(1)       1996        1995(6)
=================================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period                 $32.07        $33.66        $27.79        $28.77        $24.00      $21.49
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           (.08)          .04           .17           .04           .23         .25
 Net realized and unrealized gain (loss)               11.93           .96          7.86         (1.02)         4.87        2.54
                                                      ---------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                 11.85          1.00          8.03          (.98)         5.10        2.79
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                     --          (.09)         (.18)           --          (.25)       (.28)
 Distributions from net realized gain                  (1.50)        (2.50)        (1.98)           --          (.08)         --
                                                      ---------------------------------------------------------------------------
 Total dividends and distributions
 to shareholders                                       (1.50)        (2.59)        (2.16)           --          (.33)       (.28)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $42.42        $32.07        $33.66        $27.79        $28.77      $24.00
                                                      ===========================================================================
=================================================================================================================================
 Total Return, at Net Asset Value(2)                   37.62%         2.86%        30.12%        (3.41)%       21.34       13.41%

=================================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)              $7,073        $4,168        $3,308        $1,909        $1,800        $628
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                     $5,930        $4,123        $2,642        $1,818        $1,155        $249
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                          (0.26)%        0.06%         0.53%         0.82%         0.74%       1.25%
 Expenses                                               1.66%         1.66%(4)      1.69%(4)      1.74%(4)      1.76%(4)    1.89%(4)
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                               72%           81%           62%           18%           93%        101%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $11,414,728,877 and $9,643,247,427, respectively.
6. For the period from October 3, 1994 (inception of offering) to June 30, 1995.


34 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                                             Year                    Year
                                                                                             Ended                   Ended
                                                                                          Aug. 31,                June 30,
 Class C                                              1999          1998          1997        1996(1)     1996        1995
===========================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period               $32.07        $33.64        $27.78      $28.75      $23.97      $20.33
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         (.09)          .03           .16         .04         .21         .33
 Net realized and unrealized gain (loss)             11.93           .98          7.85       (1.01)       4.88        3.62
                                                    -----------------------------------------------------------------------
 Total income (loss) from
 investment operations                               11.84          1.01          8.01        (.97)       5.09        3.95
---------------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                   --          (.08)         (.17)         --        (.23)       (.31)
 Distributions from net realized gain                (1.50)        (2.50)        (1.98)         --        (.08)         --
                                                    -----------------------------------------------------------------------
 Total dividends and distributions
 to shareholders                                     (1.50)        (2.58)        (2.15)         --        (.31)       (.31)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $42.41        $32.07        $33.64      $27.78      $28.75      $23.97
                                                    =======================================================================
===========================================================================================================================
 Total Return, at Net Asset Value(2)                 37.59%         2.91%        30.07%      (3.37)%      21.3%      19.63%

===========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)            $1,851        $1,145        $1,030        $744        $741        $462
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                   $1,583        $1,184          $904        $730        $588        $325
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                        (0.25)%        0.07%         0.54%       0.82%       0.80%       1.57%
 Expenses                                             1.66%         1.65%(4)      1.69%(4)    1.73%(4)    1.74%(4)    1.82%(4)
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                             72%           81%           62%         18%         93%        101%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $11,414,728,877 and $9,643,247,427, respectively.


35 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS     Continued


 Class Y Year Ended August 31,                                1999      1998      1997(7)
=======================================================================================
 Per Share Operating Data

 Net asset value, beginning of period                       $32.38    $33.94    $29.55
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  .24       .38       .41
 Net realized and unrealized gain (loss)                     12.07       .97      6.30
                                                            ---------------------------
 Total income (loss) from
 investment operations                                       12.31      1.35      6.71
---------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                         (.19)     (.41)     (.34)
 Distributions from net realized gain                        (1.50)    (2.50)    (1.98)
                                                            ---------------------------
 Total dividends and distributions
 to shareholders                                             (1.69)    (2.91)    (2.32)
---------------------------------------------------------------------------------------
 Net asset value, end of period                             $43.00    $32.38    $33.94
                                                            ===========================
=======================================================================================
 Total Return, at Net Asset Value(2)                         38.84%     3.88%    23.98%

=======================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                      $148       $53       $16
---------------------------------------------------------------------------------------
 Average net assets (in millions)                             $ 99       $37       $ 5
---------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                                 0.63%     1.02%     1.58%
 Expenses                                                     0.77%     0.67%(4)  0.65%(4)
---------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                     72%       81%       62%



1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $11,414,728,877 and $9,643,247,427, respectively.
6. For the period from October 3, 1994 (inception of offering) to June 30, 1995.
7. For the period from November 1, 1996 (inception of offering) to August 31, 1997.


36 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

INFORMATION AND SERVICES

For More Information on Oppenheimer Main Street Growth & Income Fund(R):

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL   REPORTS  Additional   information  about  the  Fund's
investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

--------------------------------------------------------------------------------
By Telephone:                            Call OppenheimerFunds Services
                                         toll-free:  1.800.525.7048
--------------------------------------------------------------------------------
By Mail:                                 Write to:
                                         OppenheimerFunds Services
                                         P.O. Box 5270
                                         Denver, Colorado 80217-5270
--------------------------------------------------------------------------------
On the Internet:                         You can send us a request by e-mail or
                                         read or down-load documents on the
                                         OppenheimerFunds web site:
                                         http://www.oppenheimerfunds.com
--------------------------------------------------------------------------------

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained after payment of a duplicating fee electronic request at the SEC's e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
                                           The Fund's shares are distributed by:
SEC File No. 811-5360                (logo)OppenheimerFunds Distributor, Inc.
PR0700.001.1299
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

      Graphic material included in the Prospectus of Oppenheimer Main Street Growth & Income Fund ("the Fund") "Annual Total Returns (Class A)(% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:


--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/89                         25.18%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/90                         -6.15%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/91                         66.37%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/92                         31.08%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/93                         35.38%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                         -1.53%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                         30.77%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                         15.70%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                         26.59%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         25.19%
--------------------------------------------------------------------

Oppenheimer Main Street Growth & Income Fund(R)

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048


Statement of Additional Information dated December 22, 1999

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated December 22, 1999. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.


Contents
                                                                            Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks.......
    The Fund's Investment Policies..........................................
    Other Investment Techniques and Strategies..............................
    Investment Restrictions.................................................
How the Fund is Managed ....................................................
    Organization and History................................................
    Directors and Officers..................................................
    The Manager.............................................................
Brokerage Policies of the Fund..............................................
Distribution and Service Plans..............................................
Performance of the Fund.....................................................

About Your Account
How To Buy Shares...........................................................
How To Sell Shares..........................................................
How To Exchange Shares......................................................
Dividends, Capital Gains and Taxes..........................................
Additional Information About the Fund.......................................

Financial Information About the Fund

Independent Auditors' Report................................................
Financial Statements........................................................

Appendix A: Ratings Definitions..........................................A-1
Appendix B: Industry Classifications.....................................B-1
Appendix C: Special Sales Charge Arrangements and Waivers................C-1

------------------------------------------------------------------------------

A B O U T  T H E  F U N D

------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks


The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager can use in selecting portfolio securities will vary over time. The Fund is not required to use any of the investment techniques and strategies described below at all times in seeking its goal. It can use some of the special investment techniques and strategies at some times or not at all.

      n Investments in Equity Securities. The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore can invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

         o Rights and Warrants. The Fund can invest up to 10% of its total assets in warrants or rights, although the Fund does not currently intend to invest more than 5% of its total assets in warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         o Convertible Securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) caused them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible debt fixed-income securities.

      To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:
o      whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
o whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
      (considering the effect of conversion of the convertible securities), and
o the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.


      n Investments in Bonds and Other Debt Securities. The Fund can invest in bonds, debentures and other debt securities to seek current income as part of its investment objective. Because the Fund currently emphasizes investments in equity securities, such as stocks, it is not anticipated that significant amounts of the Fund's assets will be invested in debt securities. However, if market conditions suggest that debt securities may offer better total return opportunities than stocks, or if the Manager determines to seek a higher amount of current income to distribute to shareholders, the Manager can shift more of the Fund's investments into debt securities.

      The Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service, Inc., or at least "BBB" by Standard & Poor's Corporation or Duff & Phelps, Inc., or that have comparable ratings by another nationally-recognized rating organization. In making investments in debt securities, the Manager can rely to some extent on the ratings of ratings organizations or it can use its own research to evaluate a security's credit-worthiness. If the securities that the Fund buys are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

         o U.S. Government Securities. The Fund can buy securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to very little credit risk. Obligations of U.S. government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the "full faith and credit" of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Fund will invest in securities of U.S. government agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

         o Special Risks of Lower-Grade Securities. While it is not anticipated that the Fund will invest a substantial portion of its assets in debt securities, the Fund can do so to seek current income. Because lower-rated securities tend to offer higher yields than investment grade securities, the Fund can invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Fund's portfolio).

      The Fund can invest up to 25% of its total assets in "lower grade" debt securities. However, the Fund does not currently intend to invest more that 10% of its total assets in lower grade debt securities. "Lower-grade" debt securities are those rated below "investment grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or Duff & Phelps, or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade securities. The Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them.


      Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.


      However, the Fund's limitations on buying these investments can reduce the effect of those risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors. The Fund may not invest more than 10% of its total assets in lower-grade debt securities that are not convertible.


      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Duff & Phelps are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's, S&P, Fitch IBCA and Duff & Phelps are included in Appendix A to this Statement of Additional Information.


      n Foreign Securities. The Fund can purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.


      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.


         o Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o      reduction of income by foreign taxes;
o      fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o      transaction charges for currency exchange;
o      lack of public information about foreign issuers;
o      lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o      less volume on foreign exchanges than on U.S. exchanges;
o      greater volatility and less liquidity on foreign markets than in the
            U.S.;
o      less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o      greater difficulties in commencing lawsuits;
o      higher brokerage commission rates than in the U.S.;
o      increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o      possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o      unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.


         |_| Risks of Conversion to Euro. On January 1, 1999, eleven countries in the European Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:

   issuers in which the Fund invests, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress securities values.

   vendors the Fund depends on to carry out its business, such as its custodian bank (which holds the foreign securities the Fund buys), the Manager (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund. exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

      The Manager has upgraded (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's custodian bank has advised the Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio managers will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.


      n Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund can have a portfolio turnover rate of 100% or more. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code. The Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Techniques and Strategies. In seeking its objective, the Fund can from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

      n Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund currently intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

      n When-Issued and Delayed-Delivery Transactions. The Fund can invest in securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.


      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date (generally within 45 days of the date the offer is accepted). The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund.
During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment.

      The Fund will engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.


      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.


      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value. In a sale transaction, it records the proceeds to be received. The Fund will identify on its books, U.S. government securities or other high-grade debt obligations at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      When issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.


      n Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.


      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Fund's Board of Directors from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.


      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      n Illiquid and Restricted Securities. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The  Fund  can  also  acquire   restricted   securities   through  private
placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.


      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.


      n Loans of Portfolio Securities. The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of Directors. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the Fund's total assets. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities in the coming year.


      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.


      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund can also pay reasonable finder's, custodian bank and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal
Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      n Derivatives. The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.

      Other derivative investments the Fund can invest in include "index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Fund can use. Typically these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      n Hedging. The Fund can use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:
      o  sell futures contracts,
      o  buy puts on such futures or on securities, or
      o  write covered calls on securities or futures.  Covered calls can also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:

      o  buy futures, or
      o  buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund can employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

         o Futures.  The Fund can buy and sell futures  contracts that relate to
(1) broadly-based stock indices ("stock index futures") (2) debt securities (these are referred to as "interest rate futures"), (3) other broadly-based securities indices (these are referred to as "financial futures"), (4) foreign currencies (these are referred to as "forward contracts"), or (5) commodities (these are referred to as "commodity futures").


      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.


      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund can elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         o Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

         o Writing Covered Call Options. The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call can be covered by identifying liquid assets on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets can be subject to calls the Fund writes.


      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.


      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.


      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.


      To terminate its obligation on a call it has written, the Fund can purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund can also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Fund's books. The Fund will identify additional liquid assets on its books if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

         o Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 25% of the Fund's total assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.


      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.


      The Fund can decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

         o Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund can sell the put prior to its expiration. That sale may or may not be at a profit.


      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.


      The Fund can buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

         o Buying and Selling Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

         o Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.


      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.


      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.


      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.


         o Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund can also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.


      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.


      The Fund can use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.


      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.


      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge. However, to avoid excess transactions and transaction costs, the Fund can maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund can purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund can purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.


      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.


      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund can convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

         o Interest Rate Swap Transactions. The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns. The Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will identify liquid assets on its books (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         o Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund can write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.


      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.


         o Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund can invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.


      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

(1) gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.


      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

      n Temporary Defensive Investments. The Fund's temporary defensive investments can include (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) commercial paper rated in the highest category by an established rating organization; (iii) certificates of deposit or bankers' acceptances of domestic banks with assets of $1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as "cash equivalents"); (v) other short-term corporate debt obligations; and (vi) repurchase agreements.


Investment Restrictions


      n What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      n Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

      o The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.

      o The Fund cannot lend money except in connection with the acquisition of debt securities which the Fund's investment policies and restrictions permit it to purchase. The Fund can also make loans of portfolio securities, subject to the restrictions stated under "Loans of Portfolio Securities."

      o The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

      o The Fund cannot invest in interests in oil or gas exploration or development programs or in commodities. However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

      o The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

      o The Fund cannot purchase securities on margin. However, the Fund can make margin deposits when using hedging instruments permitted by any of its other policies.

      o The Fund cannot invest in companies for the purpose of acquiring control or management of those companies.

      o The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

      o The Fund cannot invest in or hold securities of any issuer if officers and directors of the Fund or the Manager individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

      o The Fund cannot invest in other open-end investment companies or invest more than 5% of its net assets through open market purchases in closed-end investment companies, including small business investment companies. The Fund cannot make any such investment at commission rates in excess of normal brokerage commissions.

      o The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      o The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign any of its assets to secure a debt. Collateral arrangements for premium and margin payments in connection with hedging instruments are not deemed to be a pledge of assets.


      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.


      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.


How the Fund is Managed


Organization and History. The Fund is one of two investment portfolios, or "series" of Oppenheimer Main Street Funds, Inc. That corporation is an open-end, management investment company organized as a Maryland corporation in 1987. The Fund is a diversified mutual fund and commenced operations on February 3, 1988.

      The Fund's parent corporation is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         o Classes of Shares. The Board of Directors has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares: Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Each class of shares: o has its own dividends and distributions, o pays certain expenses which may be different for the different classes, o may have a different net asset value, o may have separate voting rights on matters in which interests of one class are different from interests of another class, and o votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      The Directors are authorized to create new series and classes of shares. The Directors may reclassify unissued shares of the Fund's parent corporation or its series or classes into additional series or classes of shares. The Directors also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.


         |_| Meetings of Shareholders. Although the Fund is not required by Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters. The shareholders of the Fund's parent corporation have the right to call a meeting to remove a Director or to take certain other action described in the Articles of Incorporation or under Maryland law.

      The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. The Fund will hold a meeting when the Directors call a meeting or upon proper request of shareholders. If the Fund's parent corporation receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a Director), the Directors will call a meeting of shareholders for that specified purpose. The Fund's parent corporation has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants' expense.

      Shareholders of the Fund and of its parent corporation's other series vote together in the aggregate on certain matters at shareholders' meetings. Those matters include the election of Directors and ratification of appointment of the independent auditors. Shareholders of a particular series or class vote separately on proposals that affect that series or class. Shareholders of a series or class that is not affected by a proposal are not entitled to vote on the proposal. For example, only shareholders of a particular series vote on any material amendment to the investment advisory agreement for that series. Only shareholders of a particular class of a series vote on certain amendments to the Distribution and/or Service Plans if the amendments affect only that class.

Directors and Officers of the Fund. The Directors of the Fund's parent corporation and the Fund's officers and their principal occupations and business affiliations during the past five years are listed below. Directors denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Directors are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds1:

Oppenheimer Cash Reserves             Oppenheimer Senior Floating Rate Fund
Oppenheimer Champion Income Fund      Oppenheimer Strategic Income Fund
Oppenheimer Capital Income Fund       Oppenheimer Total Return Fund, Inc.
Oppenheimer High Yield Fund           Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund   Panorama Series Fund, Inc.
Oppenheimer Integrity Funds           Centennial America Fund, L. P.
Oppenheimer Limited-Term Government
Fund                                  Centennial California Tax Exempt Trust
Oppenheimer Main Street Funds, Inc.   Centennial Government Trust
Oppenheimer Main Street Small Cap
Fund.                                 Centennial Money Market Trust
Oppenheimer Municipal Fund            Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund           Centennial Tax Exempt Trust

      Ms. Macaskill and Messrs. Swain, Bishop, Wixted, Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices with the other Denver-based Oppenheimer funds. As of December 10, 1999, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect shares held of record by an employee benefit plan for employees of the Manager other than shares beneficially owned under that plan by the officers of the Fund listed below. Ms. Macaskill and Mr. Donohue, are trustees of that plan.

--------
1. Ms. Macaskill and Mr. Bowen are not Trustees or Directors of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. or Oppenheimer Variable Account Funds. Mr. Fossel and Mr. Bowen are not Trustees of Centennial New York Tax Exempt Trust or Managing General Partners of Centennial America Fund, L.P.



Robert G. Avis*, Director, Age: 68
One North Jefferson Ave., St. Louis, Missouri 63103
Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc. (general partnership of private equity funds), Director of A.G. Edwards & Sons, Inc. (a broker-dealer) and Director of A.G. Edwards Trust Companies (trust companies), formerly, Vice Chairman of A.G. Edwards & Sons, Inc. and A.G.
Edwards, Inc. (its parent holding company) and Chairman of A.G.E. Asset Management (an investment advisor).

William A. Baker, Director, Age: 84

197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.


George C. Bowen, Director, Age: 63
9224 Bauer Court, Lone Tree, Colorado 80124
Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April
1986) of HarbourView Asset Management Corporation; Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April
1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer; Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997).

Jon S. Fossel, Director, Age: 57
P.O. Box 44, Mead Street, Waccabuc, New York 10597
Formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp., the Manager's parent holding company, and Shareholder Services, Inc. and Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager.

Sam Freedman, Director, Age: 59
4975 Lakeshore Drive, Littleton, Colorado 80123

Formerly Chairman and Chief Executive Officer of

OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc., Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc., Vice President and director of Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Director, Age: 70
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).

C. Howard Kast, Director, Age: 78

2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).


Robert M. Kirchner, Director, Age: 78
7500 E. Arapahoe Road, Englewood, Colorado 80112

President of The Kirchner Company (management consultants).


Bridget A. Macaskill*, President and Director, Age: 51
Two World Trade Center, New York, New York 10048-0203
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView Asset Management Corporation, an investment advisor subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September
1995),  transfer agent  subsidiaries of the Manager;  President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Prudential Corporation plc (a U.K. financial service company).

Ned M. Steel, Director, Age: 84
3416 South Race Street, Englewood, Colorado  80110

Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.


James C. Swain*, Chairman, Chief
Executive Officer and Director, Age: 66
6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment advisor subsidiary of the Manager and Chairman of the Board of Shareholder Services, Inc.

Charles Albers, Senior Vice
President and Portfolio Manager;  Age 59
Two World Trade Center, 34th Floor, New York,  New York  10048-0203
Senior Vice President of the Manager (since April 1998); a Certified Financial Analyst; formerly a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (sine 1972).

Nikolaos D.  Monoyios,  Vice President and Portfolio  Manager;  Age 50
Two World Trade Center, 34th Floor, New York, New York 10048-0203
Vice President of the Manager (since April 1998); a Certified Financial Analyst; formerly a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (sine 1972).

Andrew J. Donohue, Vice President and Secretary, Age: 49
Two World Trade Center, New York, New York  10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and (since September 1995) Oppenheimer Partnership Holdings, Inc.; President and a director of Centennial Asset Management Corporation (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 34
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Brian W. Wixted, Treasurer, Age: 40
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since April 1999) of the Manager; Treasurer of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since April 1999); Assistant Treasurer of Oppenheimer Acquisition Corp. (since April 1999); Assistant Secretary of Centennial Asset Management Corporation (since April 1999); formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991 - March 1995); and Vice President and Accounting Manager, Merrill Lynch Asset Management (November 1987 - September 1991).

Robert G. Zack, Assistant Secretary, Age: 51
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November 1989); Assistant Secretary of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

      n Remuneration of Directors. The officers of the Fund and three Directors of the Fund (Ms. Macaskill and Messrs. Bowen and Swain) are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Directors of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended August 31, 1999. The compensation from all of the Denver-based Oppenheimer funds includes the compensation from the Fund and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1998.

---------------------------------------------------------------------------

                                    Aggregate         Total Compensation
                                  Compensation      from all Denver-Based
Director's Name and Position        from Fund         Oppenheimer Funds1

---------------------------------------------------------------------------
---------------------------------------------------------------------------


Robert G. Avis                       $11,307               $67,998

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William A. Baker                     $11,555               $69,998

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George Bowen2                        $1,972                  NONE

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Jon. S. Fossel
Review Committee Member              $11,475               $67,496

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Sam Freedman
Review Committee Member              $12,305               $73,998

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---------------------------------------------------------------------------


Raymond J. Kalinowski
Audit Committee Member               $12,178               $73,998

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---------------------------------------------------------------------------


C. Howard Kast
Audit and Review
Committee Chairman                   $12,995               $76,998

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---------------------------------------------------------------------------


Robert M. Kirchner
Audit Committee Member               $11,434               $67,998

---------------------------------------------------------------------------
---------------------------------------------------------------------------


Ned M. Steel                         $11,307               $67,998

---------------------------------------------------------------------------

1.    For the 1998 calendar year.
2. Mr. Bowen did not receive compensation during the 1998 calendar year as he was affiliated with the Manager during that period.

      n Deferred Compensation Plan. The Board of Directors has adopted a Deferred Compensation Plan for disinterested directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds.

      Deferral of Director's fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred fee account.

      n Major Shareholders. As of December 10, 1999 the only persons who owned of record or were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B, Class C or Class Y shares were:

    Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer Lake Dr. E Floor 3, Jacksonville, FL 32246, which owned 12,522,161.004 Class A shares (6.06% of the outstanding Class A shares), 16,710,065.717 Class B shares (8.27% of the outstanding Class B shares) and 8,839,600.129 Class C shares (17.84% of the outstanding Class C shares) and advised the Fund that such ownership was for the sole benefit of its clients.

    Mass Mutual Life Insurance Co., 1295 State Street, Springfield, MA 01111, which owned 4,400,952.325 Class Y shares (representing 96.13% of the Fund's then outstanding Class Y shares) and advised the Fund that such ownership was for the sole benefit of its clients.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      n The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio managers with counsel and support in managing the Fund's portfolio.


      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.


      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Directors, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

-------------------------------------------------------------------------------
Fiscal Year ended 8/31:      Management Fees Paid to OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           1997                                $34,036,569
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           1998                                $48,131,633
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

           1999                                $65,199,139

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      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names "Oppenheimer" and "Main Street" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund's parent corporation to use the names "Oppenheimer" and "Main Street" as part of its name and the name of the Fund.


Brokerage Policies of the Fund


Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Directors.

      Under the investment advisory agreement, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.


      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.


      The Board of Directors permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Directors permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.


--------------------------------------------------------------------------------
 Fiscal Year Ended 8/31:      Total Brokerage Commissions Paid by the Fund1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           1997                                $10,046,510
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           1998                                $15,543,8452

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           1999                                $25,953,522

--------------------------------------------------------------------------------
1. Amounts do not include spreads or concessions on principal transactions on a net trade basis. In the fiscal year ended 8/31/98, the amount of transactions directed to brokers for research services was $6,823,082,713 and the amount of the commissions paid to broker-dealers for those services was $8,216,220.

Distribution and Service Plans


The Distributor. Under its General Distributor's Agreement with the Fund's parent corporation, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.


      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below.

-------------------------------------------------------------------------------
          Aggregate    Class A       Commissions    Commissions  Commissions
          Front-End    Front-End     on Class A     on Class B   on Class C
Fiscal    Sales        Sales         Shares         Shares       Shares
Year      Charges on   Charges       Advanced by    Advanced by  Advanced by
Ended     Class A      Retained by   Distributor1   Distributor1 Distributor1
8/31:     Shares       Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  1997    $25,549,129   $6,671,014        N/A       $38,556,921   $2,094,866
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  1998    $28,733,281   $7,556,176      $971,654    $46,216,219   $2,725,789
-------------------------------------------------------------------------------
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  1999    $34,161,161   $9,358,713     $1,611,359   $59,655,100   $4,146,601

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1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

-------------------------------------------------------------------------------
           Class A Contingent    Class B Contingent
Fiscal     Deferred Sales        Deferred Sales        Class C Contingent
Year       Charges Retained by   Charges Retained by   Deferred Sales Charges
Ended 8/31 Distributor           Distributor           Retained by Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

   1999           $39,906             $10,392,066             $315,594

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      For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service Plans," below.

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund reimburses the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Directors, including a majority of the Independent Directors2, cast in person at a meeting called for the purpose of voting on that plan. The shareholder vote for the Distribution and Service Plans for Class B and Class C shares was cast by the Manager as the sole initial holder of Class B and Class C shares of the Fund.

------------
2. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Directors" in this Statement of Additional Information refers to those Directors who are not "interested persons" of the Fund (or its parent corporation) and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan. 1 However, that commission will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year. 2 This provision does not apply to IRAs. 3 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs. 4 This provision does not apply to IRAs. 5 This provision does not apply to loans from 403(b)(7) custodial plans. 6 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.




      Under the plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.


      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Directors and its Independent Directors specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Directors and the Independent Directors must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.


      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Directors at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Directors

      Each Plan states that while it is in effect, the selection and nomination of those Directors of the Fund's parent corporation who are not "interested persons" of the corporation (or the Fund) is committed to the discretion of the Independent Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Directors.


      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Directors. The Board of Directors has set no minimum amount of assets to qualify for payments under the plans.


         o Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended August 31, 1999 payments under the Class A Plan totaled $16,464,901, all of which was paid by the Distributor to recipients. That included $875,133 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

         o Class B and Class C Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans allow the Distributor to be reimbursed for its services and costs in distributing Class B and Class C shares and servicing accounts. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.


      The Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the Distributor in recognition that the Distributor: o pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o employs personnel to support distribution of Class B and Class C shares, and
o bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

    The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. All payments under the Class B and the Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

--------------------------------------------------------------------------------

      Distribution Fees Paid to the Distributor for the Year Ended 8/31/99

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--------------------------------------------------------------------------------

                                                                   Distributor's
                                            Distributor's       Unreimbursed
              Total          Amount         Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
Class:        Under Plan     Distributor    Expenses Under Plan of Class

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan   $59,200,865    $47,950,253      $135,743,024          1.92%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan   $15,749,040     $7,274,608       $15,392,878          0.83%

--------------------------------------------------------------------------------

1.  Includes $307,030 paid to an affiliate of the Distributor's parent company.
2. Includes $242,078 paid to an affiliate of the Distributor's parent company.

      All payments under the Class B and the Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.


Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

      o Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      o An investment in the Fund is not insured by the FDIC or any other government agency.
      o The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
      o The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
      o When an investor's shares are redeemed, they may be worth more or less than their original cost.
      o Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.


      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.


      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.


      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. There is no sales charge on Class Y shares.


         |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:



                    ( ERV ) 1/n
                    (-----) -1 = Average Annual Total Return
                    (  P  )


         |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:


                             ERV - P
                             ------- = Total Return
                                P


            |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.


--------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 8/31/99

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          Cumulative Total              Average Annual Total Returns
          Returns (10
Class of  years or Life of
Shares    Class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                   5-Year           10-Year
                                                     (or              (or
                                 1-Year        life-of-class)    life-of-class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
          Charge   Charge   Charge   Charge   Charge   Charge   Charge  Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A   566.51%  607.18%  30.65%   38.62%   18.72%   20.14%   20.89%  21.61%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B   142.84   144.84%  32.62%   37.62%   19.80%2  20.00%2  N/A     N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C   154.62%  154.62%  36.59%   37.59%   19.25%   19.24%   17.65%3 17.65%3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y   78.81%   78.81%   38.84%   38.84%   22.77%4  22.77%4  N/A     N/A

--------------------------------------------------------------------------------
1. Inception of Class A:      2/3/88
2. Inception of Class B:      10/3/94
3. Inception of Class C:      12/1/93
4. Inception of Class Y:      11/1/96

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.


      |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. Lipper currently ranks the Fund's performance against all other large-cap growth funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |_| Morningstar Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is included in the domestic stock category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other fund in the fund's category. Five stars is the "highest" rating (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's (or class's) overall rating, which is the fund's 3-year rating or its combined 3- and 5-year rating (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year ranking (weighted 40%/30%/30%, respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly.

      The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star ratings. Those total return rankings are percentages from one percent to one hundred percent and are not risk adjusted. For example if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

      |_| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.


      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

------------------------------------------------------------------------------

A B O U T  Y O U R  A C C O U N T

------------------------------------------------------------------------------

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.


Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      n Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
      o Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
      o current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
      o Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.


      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.


      n The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:

                                          Oppenheimer Main Street California
Oppenheimer Bond Fund                     Municipal Fund
                                         Oppenheimer Main Street Growth & Income
Oppenheimer Capital Appreciation Fund     Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
Oppenheimer Champion Income Fund          Oppenheimer Multiple Strategies Fund
Oppenheimer Convertible Securities Fund   Oppenheimer Municipal Bond Fund
Oppenheimer Developing Markets Fund       Oppenheimer New York Municipal Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer New Jersey Municipal Fund
Oppenheimer Disciplined Value Fund        Oppenheimer Pennsylvania Municipal
                                          Fund
Oppenheimer Discovery Fund                Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Enterprise Fund               Inc.
                                          Oppenheimer Quest Global Value Fund,
Oppenheimer Capital Income Fund           Inc.
Oppenheimer Europe Fund                   Oppenheimer Quest Opportunity Value
                                          Fund
Oppenheimer Florida Municipal Fund        Oppenheimer Quest Small Cap Value Fund
Oppenheimer Global Fund                   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Real Asset Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Total Return Fund, Inc.
Oppenheimer Insured Municipal Fund        Oppenheimer Trinity Core Fund
Oppenheimer Intermediate Municipal Fund   Oppenheimer Trinity Growth Fund
Oppenheimer International Bond Fund       Oppenheimer Trinity Value Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer International Small Company
Fund                                      Oppenheimer World Bond Fund
Oppenheimer Large Cap Growth Fund         Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals


and the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.


      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.


      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.


      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.


      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.


         |_|      Terms of Escrow That Apply to Letters of Intent.


      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include: (a) Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
            (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.


Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are only available if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer - sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debt will be made two business days prior to the investment dates you selected in your Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of the Asset Builder payment or you can terminate these at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.


Retirement Plans. Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the Plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the Plan's applicable investments reach $5 million.


Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.


Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.


      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

         |_| Class B Conversion. The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the shareholder under federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |_| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian bank fees, Directors' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Directors, custodian bank expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.


      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).


Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and U.S. holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days and the values of some of the Fund's portfolio securities may change significantly on these days, when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.


      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.


      n Securities Valuation. The Fund's Board of Directors has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

      o Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows: (1) if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

      o Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)  at the last sale price available to the pricing service approved by the

            Board of Directors, or
(2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

      o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

      o The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)  debt instruments that have a maturity of more than 397 days when issued,
(2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

      o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)  money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

      o Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Directors. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.


      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Directors or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.


How to Sell Shares

Information on how to sell shares of the Fund is stated in the Prospectus. The information below provides additional information about the procedures and conditions for redeeming shares.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

      o Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
      o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.


      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.


Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Directors of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.


      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.


Sending Redemption Proceeds by Wire. The wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.


Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and

(3) conform to the requirements of the plan and the Fund's other redemption requirements.


      Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information.

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.


      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.


      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1-800-525-7048.

      Allof the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market
         Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer
         Class A shares.
      Oppenheimer Main Street  California  Municipal Fund currently  offers only
         Class A and Class B shares.
      Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

      Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds. Class A shares of Senior Floating Rate Fund that are exchanged for shares of the other Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.
o Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.


      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.


      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |_| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.


      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one Class must specify which class of shares they with to exchange.


         |_| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |_| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

            |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request. When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.


      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.


Tax Status of the Fund's Dividends and Distributions. The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.


      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.


      The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a double tax on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in any particular year. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.


      If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It acts on an "at-cost" basis. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.


The Custodian Bank. The Bank of New York is the custodian bank of the Fund's assets. The custodian bank's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates. The Fund's cash balances with the custodian bank in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.


Independent Auditors. Deloitte & Touche, LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT


================================================================================
The Board of Directors and Shareholders of
Oppenheimer Main Street Growth & Income Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Main Street(R) Growth & Income Fund as of August 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1999 and 1998 and the financial highlights for the period July 1, 1994, to August 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Main Street Growth & Income Fund as of August 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
Deloitte & Touche LLP


Denver, Colorado
September 22, 1999

STATEMENT OF INVESTMENTS   August 31, 1999


                                                                       Market Value
                                                              Shares     See Note 1
===================================================================================
 Common Stocks--91.2%
-----------------------------------------------------------------------------------
 Basic Materials--1.8%
-----------------------------------------------------------------------------------
 Chemicals--1.4%
 Dexter Corp.                                                300,000   $ 10,931,250
-----------------------------------------------------------------------------------
 Du Pont (E.I.) De Nemours & Co.                             700,000     44,362,500
-----------------------------------------------------------------------------------
 Ecolab, Inc.                                                300,000     11,268,750
-----------------------------------------------------------------------------------
 Goodrich (B.F.) Co.                                         850,000     31,396,875
-----------------------------------------------------------------------------------
 Great Lakes Chemical Corp.                                   50,000      2,059,375
-----------------------------------------------------------------------------------
 Lone Star Industries, Inc.                                  440,000     15,125,000
-----------------------------------------------------------------------------------
 Pioneer Hi-Bred International, Inc.                         300,000     11,737,500
-----------------------------------------------------------------------------------
 PPG Industries, Inc.                                         90,000      5,405,625
-----------------------------------------------------------------------------------
 Rohm & Haas Co.                                             372,000     13,903,500
-----------------------------------------------------------------------------------
 Schulman (A.), Inc.                                         300,000      5,381,250
-----------------------------------------------------------------------------------
 Solutia, Inc.                                             1,450,000     29,000,000
-----------------------------------------------------------------------------------
 Union Carbide Corp.                                         842,300     47,905,812
-----------------------------------------------------------------------------------
 Universal Corp.                                             100,000      2,837,500
                                                                       ------------
                                                                        231,314,937

-----------------------------------------------------------------------------------
 Metals--0.2%
 Armco, Inc.(1)                                            1,500,000     10,312,500
-----------------------------------------------------------------------------------
 Inco Ltd.                                                   390,800      8,011,400
-----------------------------------------------------------------------------------
 Reliance Steel & Aluminum Co.                               120,000      3,975,000
-----------------------------------------------------------------------------------
 Ryerson Tull, Inc.                                          505,300      9,569,119
                                                                       ------------
                                                                         31,868,019

-----------------------------------------------------------------------------------
 Paper--0.2%
 Louisiana-Pacific Corp.                                   1,300,000     24,050,000
-----------------------------------------------------------------------------------
 Rayonier, Inc.                                              196,000      8,134,000
                                                                       ------------
                                                                         32,184,000

-----------------------------------------------------------------------------------
 Capital Goods--7.3%
-----------------------------------------------------------------------------------
 Aerospace/Defense--0.5%
 Boeing Co.                                                  615,800     27,903,437
-----------------------------------------------------------------------------------
 General Dynamics Corp.                                      990,000     62,370,000
                                                                       ------------
                                                                         90,273,437


14 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Electrical Equipment--3.4%
 Conexant Systems, Inc.(1)                                   203,300   $ 14,612,187
-----------------------------------------------------------------------------------
 Emerson Electric Co.                                      1,260,000     78,907,500
-----------------------------------------------------------------------------------
 General Electric Co.                                      3,405,100    382,435,294
-----------------------------------------------------------------------------------
 Honeywell, Inc.                                             360,000     40,860,000
-----------------------------------------------------------------------------------
 Rockwell International Corp.                                700,000     41,387,500
-----------------------------------------------------------------------------------
 SPX Corp.(1)                                                 96,000      8,136,000
-----------------------------------------------------------------------------------
 Symbol Technologies, Inc.                                   375,000     13,054,687
                                                                       ------------
                                                                        579,393,168

-----------------------------------------------------------------------------------
 Industrial Services--0.2%
 McDermott International, Inc.                               335,800      7,576,487
-----------------------------------------------------------------------------------
 Nielsen Media Research, Inc.(1)                             166,666      6,114,559
-----------------------------------------------------------------------------------
 Payches, Inc.                                               150,000      4,415,625
-----------------------------------------------------------------------------------
 SEI Investments Co.                                          28,000      2,574,250
-----------------------------------------------------------------------------------
 Valassis Communications, Inc.(1)                            150,000      6,562,500
                                                                       ------------
                                                                         27,243,421

-----------------------------------------------------------------------------------
 Manufacturing--3.2%
 Albany International Corp., Cl. A(1)                        100,000      1,656,250
-----------------------------------------------------------------------------------
 AlliedSignal, Inc.                                        1,500,000     91,875,000
-----------------------------------------------------------------------------------
 American Standard Cos., Inc.(1)                             780,000     31,980,000
-----------------------------------------------------------------------------------
 Avery-Dennison Corp.                                      1,263,500     69,334,562
-----------------------------------------------------------------------------------
 Ball Corp.                                                  140,000      6,291,250
-----------------------------------------------------------------------------------
 Berkshire Hathaway, Inc., Cl. A(1)                              546     35,053,200
-----------------------------------------------------------------------------------
 Briggs & Stratton Corp.                                     170,000     10,348,750
-----------------------------------------------------------------------------------
 Cooper Industries, Inc.                                      97,600      5,063,000
-----------------------------------------------------------------------------------
 Dover Corp.                                                 390,000     15,088,125
-----------------------------------------------------------------------------------
 Eaton Corp.                                                 364,700     35,740,600
-----------------------------------------------------------------------------------
 Mark IV Industries, Inc.                                    650,000     12,878,125
-----------------------------------------------------------------------------------
 Mettler-Toledo International, Inc.(1)                       264,000      7,029,000
-----------------------------------------------------------------------------------
 Minnesota Mining & Manufacturing Co.                      1,241,700    117,340,650
-----------------------------------------------------------------------------------
 United Technologies Corp.                                 1,581,800    104,596,525
                                                                       ------------
                                                                        544,275,037


15 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS   Continued


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Communication Services--7.5%
-----------------------------------------------------------------------------------
 Telecommunications: Long Distance--2.2%
 ALLTELL Corp.                                               542,000   $ 36,652,750
-----------------------------------------------------------------------------------
 AT&T Corp.                                                5,366,304    241,483,680
-----------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                                  2,200,000     97,625,000
                                                                       ------------
                                                                        375,761,430

-----------------------------------------------------------------------------------
 Telephone Utilities--5.3%
 Ameritech Corp.                                           3,780,100    238,618,812
-----------------------------------------------------------------------------------
 Bell Atlantic Corp.                                       2,257,200    138,253,500
-----------------------------------------------------------------------------------
 BellSouth Corp.                                           6,800,000    307,700,000
-----------------------------------------------------------------------------------
 CenturyTel, Inc.                                            135,000      5,307,187
-----------------------------------------------------------------------------------
 GTE Corp.                                                 1,612,700    110,671,537
-----------------------------------------------------------------------------------
 SBC Communications, Inc.                                  1,000,000     48,000,000
-----------------------------------------------------------------------------------
 U S West, Inc.                                              680,000     35,530,000
                                                                       ------------
                                                                        884,081,036

-----------------------------------------------------------------------------------
 Consumer Cyclicals--14.8%
-----------------------------------------------------------------------------------
 Autos & Housing--1.3%
 Arvin Industries, Inc.                                       90,000      3,217,500
-----------------------------------------------------------------------------------
 Bandag, Inc.                                                100,000      3,325,000
-----------------------------------------------------------------------------------
 Centex Construction Products, Inc.                          232,000      8,917,500
-----------------------------------------------------------------------------------
 Champion Enterprises, Inc.(1)                               500,000      4,250,000
-----------------------------------------------------------------------------------
 Cooper Tire & Rubber Co.                                    200,000      3,800,000
-----------------------------------------------------------------------------------
 Ford Motor Co.                                              601,900     31,374,037
-----------------------------------------------------------------------------------
 Fortune Brands, Inc.                                        640,000     24,000,000
-----------------------------------------------------------------------------------
 Furniture Brands International, Inc.(1)                     200,000      4,012,500
-----------------------------------------------------------------------------------
 Hughes Supply, Inc.                                          76,000      1,767,000
-----------------------------------------------------------------------------------
 Johnson Controls, Inc.                                      140,000      9,572,500
-----------------------------------------------------------------------------------
 Lafarge Corp.                                               469,000     12,897,500
-----------------------------------------------------------------------------------
 Lear Corp.(1)                                               750,000     30,140,625
-----------------------------------------------------------------------------------
 Leggett & Platt, Inc.                                       170,000      3,761,250
-----------------------------------------------------------------------------------
 Maytag Corp.                                                400,000     25,050,000
-----------------------------------------------------------------------------------
 Meritor Automotive, Inc.                                    480,000     10,470,000
-----------------------------------------------------------------------------------
 NVR, Inc.(1)                                                110,000      6,352,500
-----------------------------------------------------------------------------------
 Ryland Group, Inc. (The)                                    178,000      4,283,125
-----------------------------------------------------------------------------------
 Southdown, Inc.                                             200,000     10,100,000
-----------------------------------------------------------------------------------
 Standard Products Co.                                       100,000      3,462,500
-----------------------------------------------------------------------------------
 Toll Brothers, Inc.(1)                                      240,000      4,860,000
-----------------------------------------------------------------------------------
 Tower Automotive, Inc.(1)                                   244,500      4,890,000


16 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Autos & Housing  Continued
 Vulcan Materials Co.                                        300,000   $ 12,787,500
-----------------------------------------------------------------------------------
 Webb (Del E.) Corp.(1)                                      117,100      2,546,925
                                                                       ------------
                                                                        225,837,962

-----------------------------------------------------------------------------------
 Consumer Services--0.8%
 Advo, Inc.(1)                                               120,000      2,355,000
-----------------------------------------------------------------------------------
 Avis Rent A Car, Inc.(1)                                    750,000     16,500,000
-----------------------------------------------------------------------------------
 Budget Group, Inc., Cl. A(1)                                250,000      2,203,125
-----------------------------------------------------------------------------------
 CDI Corp.(1)                                                130,000      3,916,250
-----------------------------------------------------------------------------------
 Central Garden & Pet Co.(1)                                 250,000      1,937,500
-----------------------------------------------------------------------------------
 Dun & Bradstreet Corp.                                      500,000     13,093,750
-----------------------------------------------------------------------------------
 H&R Block, Inc.                                             380,000     21,137,500
-----------------------------------------------------------------------------------
 Harte-Hanks, Inc.                                           250,000      5,609,375
-----------------------------------------------------------------------------------
 Hertz Corp., Cl. A                                          175,000      7,054,687
-----------------------------------------------------------------------------------
 Interpublic Group of Cos., Inc.                           1,259,300     49,899,762
-----------------------------------------------------------------------------------
 Young & Rubicam, Inc.                                       280,000     12,495,000
                                                                       ------------
                                                                        136,201,949

-----------------------------------------------------------------------------------
 Leisure & Entertainment--1.1%
 Brunswick Corp.                                           1,016,100     25,974,056
-----------------------------------------------------------------------------------
 Harley-Davidson, Inc.                                       500,000     27,250,000
-----------------------------------------------------------------------------------
 Marriott International, Inc., Cl. A                       2,840,600     97,290,550
-----------------------------------------------------------------------------------
 MGM Grand, Inc.(1)                                          120,811      5,934,840
-----------------------------------------------------------------------------------
 Park Place Entertainment Corp.(1)                         2,200,000     24,887,500
-----------------------------------------------------------------------------------
 Prime Hospitality Corp.(1)                                  705,000      6,565,312
                                                                       ------------
                                                                        187,902,258

-----------------------------------------------------------------------------------
 Media--1.5%
 Deluxe Corp.                                                129,000      4,394,062
-----------------------------------------------------------------------------------
 Donnelley (R.R.) & Sons Co.                                 465,000     14,589,375
-----------------------------------------------------------------------------------
 Gannett Co., Inc.                                         1,230,000     83,563,125
-----------------------------------------------------------------------------------
 Harland (John H.) Co.                                       200,000      3,975,000
-----------------------------------------------------------------------------------
 Knight-Ridder, Inc.                                         260,000     14,023,750
-----------------------------------------------------------------------------------
 McClatchy Co., Cl. A                                        100,000      3,456,250
-----------------------------------------------------------------------------------
 New York Times Co., Cl. A                                   800,000     31,250,000
-----------------------------------------------------------------------------------
 R.H. Donnelley Corp.                                        190,000      3,289,375
-----------------------------------------------------------------------------------
 Readers Digest Assn., Inc.                                  340,000     10,625,000
-----------------------------------------------------------------------------------
 Times Mirror Co. (The), Cl. A                                97,600      5,636,400
-----------------------------------------------------------------------------------
 Tribune Co.                                                 450,000     41,990,625
-----------------------------------------------------------------------------------
 USA Networks, Inc.(1)                                       780,000     35,002,500
                                                                       ------------
                                                                        251,795,462


17 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS   Continued


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Retail: General--4.4%
 Costco Wholesale Corp.(1)                                   320,000   $ 23,920,000
-----------------------------------------------------------------------------------
 Dollar General Corp.                                        200,000      5,200,000
-----------------------------------------------------------------------------------
 Family Dollar Stores, Inc.                                  254,000      5,000,625
-----------------------------------------------------------------------------------
 Federated Department Stores, Inc.(1)                      1,380,000     63,480,000
-----------------------------------------------------------------------------------
 K Mart Corp.(1)                                             563,000      7,072,687
-----------------------------------------------------------------------------------
 May Department Stores Co.                                 1,047,500     40,917,969
-----------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                                    13,377,000    592,768,312
                                                                       ------------
                                                                        738,359,593

-----------------------------------------------------------------------------------
 Retail: Specialty--4.9%
 Abercrombie & Fitch Co., Cl. A(1)                         1,153,000     40,210,875
-----------------------------------------------------------------------------------
 American Eagle Outfitters, Inc.(1)                          450,000     17,662,500
-----------------------------------------------------------------------------------
 Ann Taylor Stores Corp.(1)                                  230,000      7,618,750
-----------------------------------------------------------------------------------
 Bed Bath & Beyond, Inc.(1)                                  254,000      6,985,000
-----------------------------------------------------------------------------------
 Best Buy Co., Inc.(1)                                       700,000     49,175,000
-----------------------------------------------------------------------------------
 BJ's Wholesale Club, Inc.(1)                                292,000      8,249,000
-----------------------------------------------------------------------------------
 Gap, Inc.                                                 3,018,750    118,108,594
-----------------------------------------------------------------------------------
 Home Depot, Inc.                                          4,859,400    297,030,825
-----------------------------------------------------------------------------------
 Limited, Inc.                                               900,000     34,087,500
-----------------------------------------------------------------------------------
 Linens 'N Things, Inc.(1)                                   200,000      6,850,000
-----------------------------------------------------------------------------------
 Lowe's Cos., Inc.                                         1,120,000     50,680,000
-----------------------------------------------------------------------------------
 OfficeMax, Inc.(1)                                        2,100,000     15,881,250
-----------------------------------------------------------------------------------
 Payless ShoeSource, Inc.(1)                                 411,800     20,538,525
-----------------------------------------------------------------------------------
 Ross Stores, Inc.                                           633,700     26,377,762
-----------------------------------------------------------------------------------
 Sherwin-Williams Co.                                        160,000      3,900,000
-----------------------------------------------------------------------------------
 Shopko Stores, Inc.(1)                                      210,000      6,011,250
-----------------------------------------------------------------------------------
 Tandy Corp.                                                 860,000     40,635,000
-----------------------------------------------------------------------------------
 Tiffany & Co.                                               300,000     15,862,500
-----------------------------------------------------------------------------------
 TJX Cos., Inc.                                            1,370,000     39,558,750
-----------------------------------------------------------------------------------
 Zale Corp.(1)                                               500,000     17,343,750
                                                                       ------------
                                                                        822,766,831


18 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Textile/Apparel & Home Furnishings--0.8%
 Burlington Industries, Inc.(1)                              580,000   $  3,298,750
-----------------------------------------------------------------------------------
 Jones Apparel Group, Inc.(1)                              1,986,059     51,513,405
-----------------------------------------------------------------------------------
 Kellwood Co.                                                 50,000      1,193,750
-----------------------------------------------------------------------------------
 Mohawk Industries, Inc.(1)                                  300,000      6,787,500
-----------------------------------------------------------------------------------
 Polo Ralph Lauren Corp.(1)                                  150,000      2,906,250
-----------------------------------------------------------------------------------
 Shaw Industries, Inc.                                     1,353,000     27,060,000
-----------------------------------------------------------------------------------
 Too, Inc.(1)                                                128,574      2,258,081
-----------------------------------------------------------------------------------
 Unifi, Inc.(1)                                              750,000     10,125,000
-----------------------------------------------------------------------------------
 VF Corp.                                                    336,100     12,099,600
-----------------------------------------------------------------------------------
 Warnaco Group, Inc. (The), Cl. A                            450,000      9,900,000
-----------------------------------------------------------------------------------
 WestPoint Stevens, Inc.                                     300,000      7,200,000
                                                                       ------------
                                                                        134,342,336

-----------------------------------------------------------------------------------
 Consumer Staples--6.7%
-----------------------------------------------------------------------------------
 Beverages--0.8%
 Adolph Coors Co., Cl. B                                      64,000      3,652,000
-----------------------------------------------------------------------------------
 Anheuser-Busch Cos., Inc.                                 1,533,500    118,079,500
-----------------------------------------------------------------------------------
 Brown-Forman Corp., Cl. B                                    30,000      1,762,500
-----------------------------------------------------------------------------------
 Canandaigua Brands, Inc., Cl. A(1)                           60,000      3,472,500
                                                                       ------------
                                                                        126,966,500

-----------------------------------------------------------------------------------
 Broadcasting--0.9%
 CBS Corp.(1)                                              1,055,000     49,585,000
-----------------------------------------------------------------------------------
 Comcast Corp., Cl. A Special                              2,500,000     81,562,500
-----------------------------------------------------------------------------------
 Cox Communications, Inc., Cl. A(1)                          440,000     16,362,500
                                                                       ------------
                                                                        147,510,000

-----------------------------------------------------------------------------------
 Entertainment--1.6%
 Brinker International, Inc.(1)                              400,000      9,600,000
-----------------------------------------------------------------------------------
 Darden Restaurants, Inc.                                    540,000      8,437,500
-----------------------------------------------------------------------------------
 King World Productions, Inc.(1)                             711,000     27,106,875
-----------------------------------------------------------------------------------
 McDonald's Corp.                                          1,199,200     49,616,900
-----------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                                          294,000      5,328,750
-----------------------------------------------------------------------------------
 Ryan's Family Steak Houses, Inc.(1)                         100,000        968,750
-----------------------------------------------------------------------------------
 Time Warner, Inc.                                         2,500,000    148,281,250
-----------------------------------------------------------------------------------
 Tricon Global Restaurants, Inc.(1)                          230,000      9,343,750
-----------------------------------------------------------------------------------
 Wendy's International, Inc.                                 490,000     13,720,000
                                                                       ------------
                                                                        272,403,775


19 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS   Continued


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Food--0.2%
 Agribrands International, Inc.(1)                           171,960   $  8,361,555
-----------------------------------------------------------------------------------
 ConAgra, Inc.                                               230,000      5,635,000
-----------------------------------------------------------------------------------
 Corn Products International, Inc.                           202,400      6,590,650
-----------------------------------------------------------------------------------
 Earthgrains Co.                                             200,000      4,825,000
-----------------------------------------------------------------------------------
 Kellogg Co.                                                 110,000      3,911,875
                                                                       ------------
                                                                         29,324,080

-----------------------------------------------------------------------------------
 Food & Drug Retailers--0.9%
 Albertson's, Inc.                                         1,364,450     65,408,322
-----------------------------------------------------------------------------------
 CVS Corp.                                                 1,396,000     58,195,750
-----------------------------------------------------------------------------------
 Walgreen Co.                                                900,000     20,868,750
                                                                       ------------
                                                                        144,472,822

-----------------------------------------------------------------------------------
 Household Goods--0.8%
 Kimberly-Clark Corp.                                      2,300,000    130,956,250
-----------------------------------------------------------------------------------
 Tobacco--1.5%
 Philip Morris Cos., Inc.                                  5,875,000    219,945,313
-----------------------------------------------------------------------------------
 R.J. Reynolds Tobacco Holdings, Inc.(1)                   1,200,000     32,925,000
                                                                       ------------
                                                                        252,870,313

-----------------------------------------------------------------------------------
 Energy--11.4%
-----------------------------------------------------------------------------------
 Energy Services--3.1%
 Diamond Offshore Drilling, Inc.                             800,000     30,600,000
-----------------------------------------------------------------------------------
 ENSCO International, Inc.                                 3,860,000     82,266,250
-----------------------------------------------------------------------------------
 Global Marine, Inc.(1)                                    3,500,000     62,125,000
-----------------------------------------------------------------------------------
 Nabors Industries, Inc.(1)                                1,500,000     40,500,000
-----------------------------------------------------------------------------------
 Noble Drilling Corp.(1)                                   2,600,000     64,025,000
-----------------------------------------------------------------------------------
 Santa Fe International Corp.                              2,001,400     52,786,925
-----------------------------------------------------------------------------------
 Seacor Holdings, Inc.(1)                                    200,000     10,387,500
-----------------------------------------------------------------------------------
 Stone Energy Corp.(1)                                       395,800     21,076,350
-----------------------------------------------------------------------------------
 Tidewater, Inc.                                           1,500,000     48,750,000
-----------------------------------------------------------------------------------
 Transocean Offshore, Inc.                                 3,020,700    102,703,800
                                                                       ------------
                                                                        515,220,825


20 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Oil: Domestic--2.0%
 Ashland, Inc.                                               200,000 $    7,712,500
-----------------------------------------------------------------------------------
 Chieftain International, Inc.(1,2)                        1,283,100     25,812,070
-----------------------------------------------------------------------------------
 Conoco, Inc., Cl. B                                         900,000     24,187,500
-----------------------------------------------------------------------------------
 Devon Energy Corp.(1)                                     1,037,700     40,081,163
-----------------------------------------------------------------------------------
 Enron Oil & Gas Co.                                       1,557,300     37,180,538
-----------------------------------------------------------------------------------
 Frontier Oil Corp.(1,2)                                   2,396,500     19,172,000
-----------------------------------------------------------------------------------
 Murphy Oil Corp.                                            455,600     23,121,700
-----------------------------------------------------------------------------------
 Newfield Exploration Co.(1)                                 622,700     18,914,513
-----------------------------------------------------------------------------------
 Noble Affiliates, Inc.                                      300,000      9,300,000
-----------------------------------------------------------------------------------
 Tesoro Petroleum Corp.(1)                                   450,000      8,128,125
-----------------------------------------------------------------------------------
 Vastar Resources, Inc.                                    1,839,400    122,550,025
                                                                     --------------
                                                                        336,160,134

-----------------------------------------------------------------------------------
 Oil: International--6.3%
 Anderson Exploration Ltd.(1)                              1,510,800     21,768,519
-----------------------------------------------------------------------------------
 Berkley Petroleum Corp.(1)                                2,116,800     21,562,885
-----------------------------------------------------------------------------------
 Canadian 88 Energy Corp.(1,2)                             9,943,300     21,257,132
-----------------------------------------------------------------------------------
 Canadian Natural Resources Ltd.(1)                        2,325,000     57,651,170
-----------------------------------------------------------------------------------
 Chevron Corp.                                             1,063,000     98,061,750
-----------------------------------------------------------------------------------
 Encal Energy Ltd.(1)                                      1,128,200      6,048,665
-----------------------------------------------------------------------------------
 Exxon Corp.                                               3,700,000    291,837,500
-----------------------------------------------------------------------------------
 Mobil Corp.                                               2,320,000    237,510,000
-----------------------------------------------------------------------------------
 Newport Petroleum Corp.(1)                                3,095,800     11,825,818
-----------------------------------------------------------------------------------
 Northrock Resources Ltd.(1)                                 118,207      1,362,558
-----------------------------------------------------------------------------------
 Paramount Resources Ltd.(1)                                 598,600      9,226,734
-----------------------------------------------------------------------------------
 Poco Petroleums Ltd.(1)                                   3,000,000     29,755,442
-----------------------------------------------------------------------------------
 Ranger Oil Ltd.(1)                                        3,881,100     17,686,715
-----------------------------------------------------------------------------------
 Rio Alto Exploration Ltd.(1)                              1,260,150     20,606,086
-----------------------------------------------------------------------------------
 Royal Dutch Petroleum Co., NY Shares                      1,784,700    110,428,313
-----------------------------------------------------------------------------------
 Talisman Energy, Inc.(1)                                    813,800     23,887,750
-----------------------------------------------------------------------------------
 Texaco, Inc.                                              1,092,900     69,399,150
-----------------------------------------------------------------------------------
 Tri Link Resources Ltd.(1)                                  791,000      5,433,552
                                                                     --------------
                                                                      1,055,309,739


21 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS   Continued


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Financial--8.5%
-----------------------------------------------------------------------------------
 Banks--3.2%
 Bank One Corp.                                              885,702   $ 35,538,793
-----------------------------------------------------------------------------------
 BB&T Corp.                                                  790,000     26,465,000
-----------------------------------------------------------------------------------
 Chase Manhattan Corp.                                     1,720,000    143,942,500
-----------------------------------------------------------------------------------
 Fleet Financial Group, Inc.                               1,368,400     54,479,425
-----------------------------------------------------------------------------------
 M&T Bank Corp.                                                4,000      1,856,000
-----------------------------------------------------------------------------------
 National City Corp.                                       1,800,000     49,725,000
-----------------------------------------------------------------------------------
 Northern Trust Corp.                                        540,000     45,798,750
-----------------------------------------------------------------------------------
 Old Kent Financial Corp.                                    501,500     19,809,250
-----------------------------------------------------------------------------------
 Peoples Heritage Financial Group, Inc.                       30,000        504,375
-----------------------------------------------------------------------------------
 Regions Financial Corp.                                     270,000      9,534,375
-----------------------------------------------------------------------------------
 Wachovia Corp.                                              672,100     52,675,838
-----------------------------------------------------------------------------------
 Wells Fargo Co.                                           2,400,000     95,550,000
-----------------------------------------------------------------------------------
 Zions Bancorp                                               100,000      4,975,000
                                                                       ------------
                                                                        540,854,306

-----------------------------------------------------------------------------------
 Diversified Financial--2.3%
 AMBAC Financial Group, Inc.                                 320,000     16,900,000
-----------------------------------------------------------------------------------
 Fannie Mae                                                1,154,200     71,704,675
-----------------------------------------------------------------------------------
 Financial Security Assurance Holdings Ltd.                  294,300     14,733,394
-----------------------------------------------------------------------------------
 Freddie Mac                                               2,142,500    110,338,750
-----------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The)                             203,000     12,141,938
-----------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co.                            900,000     77,231,250
-----------------------------------------------------------------------------------
 PaineWebber Group, Inc.                                     954,900     37,479,825
-----------------------------------------------------------------------------------
 PMI Group, Inc. (The)                                       900,000     38,250,000
-----------------------------------------------------------------------------------
 Radian Group, Inc.                                           53,330      2,469,846
                                                                       ------------
                                                                        381,249,678

-----------------------------------------------------------------------------------
 Insurance--2.5%
 Aetna, Inc.                                                 200,000     15,550,000
-----------------------------------------------------------------------------------
 AFLAC, Inc.                                                 555,100     24,944,806
-----------------------------------------------------------------------------------
 Allmerica Financial Corp.                                   702,200     39,674,300
-----------------------------------------------------------------------------------
 Allstate Corp.                                              701,200     23,008,125
-----------------------------------------------------------------------------------
 American General Corp.                                      578,100     41,045,100
-----------------------------------------------------------------------------------
 Chicago Title Corp.                                         230,000     10,421,875
-----------------------------------------------------------------------------------
 Cigna Corp.                                                 800,000     71,850,000


22 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Insurance  Continued
 Cincinnati Financial Corp.                                  214,000 $    8,479,750
-----------------------------------------------------------------------------------
 Equitable Cos., Inc.                                        980,000     60,515,000
-----------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc.                     380,700     17,298,056
-----------------------------------------------------------------------------------
 Hartford Life, Inc., Cl. A                                  470,000     20,415,625
-----------------------------------------------------------------------------------
 Jefferson-Pilot Corp.                                       437,800     29,223,150
-----------------------------------------------------------------------------------
 Lincoln National Corp.                                      879,400     41,221,875
-----------------------------------------------------------------------------------
 Marsh & McLennan Cos., Inc.                                 200,000     14,562,500
-----------------------------------------------------------------------------------
 Stewart Information Services Corp.                          142,400      2,963,700
                                                                     --------------
                                                                        421,173,862

-----------------------------------------------------------------------------------
 Savings & Loans--0.5%
 Dime Bancorp, Inc.                                        1,580,000     29,032,500
-----------------------------------------------------------------------------------
 Golden State Bancorp, Inc.(1)                             1,431,000     28,709,438
-----------------------------------------------------------------------------------
 Greenpoint Financial Corp.                                  350,000      9,056,250
-----------------------------------------------------------------------------------
 Washington Federal, Inc.                                    330,000      7,878,750
-----------------------------------------------------------------------------------
 Webster Financial Corp.                                     150,000      4,040,625
                                                                     --------------
                                                                         78,717,563

-----------------------------------------------------------------------------------
 Healthcare--10.4%
-----------------------------------------------------------------------------------
 Healthcare/Drugs--9.7%
 Abbott Laboratories                                       2,700,000    117,112,500
-----------------------------------------------------------------------------------
 Alpharma, Inc.                                               88,900      3,011,488
-----------------------------------------------------------------------------------
 Amgen, Inc.(1)                                            1,650,000    137,259,375
-----------------------------------------------------------------------------------
 Andrx Corp.(1)                                               48,000      3,450,000
-----------------------------------------------------------------------------------
 Biogen, Inc.(1)                                             260,000     19,955,000
-----------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                                  4,988,400    351,058,650
-----------------------------------------------------------------------------------
 Immunex Corp.(1)                                            488,000     32,848,500
-----------------------------------------------------------------------------------
 Johnson & Johnson                                         3,780,200    386,525,450
-----------------------------------------------------------------------------------
 Medimmune, Inc.(1)                                          240,000     24,765,000
-----------------------------------------------------------------------------------
 Merck & Co., Inc.                                         5,760,000    387,000,000
-----------------------------------------------------------------------------------
 Millennium Pharmaceuticals, Inc.(1)                         250,000     14,734,375
-----------------------------------------------------------------------------------
 Pharmacia & Upjohn, Inc.                                  1,159,800     60,599,550
-----------------------------------------------------------------------------------
 Schering-Plough Corp.                                     1,600,000     84,100,000
-----------------------------------------------------------------------------------
 Trigon Healthcare, Inc.(1)                                   60,000      2,178,750
                                                                     --------------
                                                                      1,624,598,638


23 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS   Continued


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Healthcare/Supplies & Services--0.7%
 Allergan, Inc.                                              200,000 $   19,975,000
-----------------------------------------------------------------------------------
 Biomet, Inc.                                                300,000     10,725,000
-----------------------------------------------------------------------------------
 Guidant Corp.                                               195,600     11,479,275
-----------------------------------------------------------------------------------
 Lincare Holdings, Inc.(1)                                   300,000      7,912,500
-----------------------------------------------------------------------------------
 Quorum Health Group, Inc.(1)                              1,317,700     11,612,231
-----------------------------------------------------------------------------------
 United Healthcare Corp.                                     572,000     34,784,750
-----------------------------------------------------------------------------------
 VISX, Inc.(1)                                               320,000     28,960,000
                                                                     --------------
                                                                        125,448,756

-----------------------------------------------------------------------------------
 Technology--19.2%
-----------------------------------------------------------------------------------
 Computer Hardware--7.1%
 Adaptec, Inc.(1)                                            520,000     20,280,000
-----------------------------------------------------------------------------------
 Apple Computer, Inc.(1)                                     800,000     52,200,000
-----------------------------------------------------------------------------------
 Hewlett-Packard Co.                                       3,000,000    316,125,000
-----------------------------------------------------------------------------------
 International Business Machines Corp.                     4,400,000    548,075,000
-----------------------------------------------------------------------------------
 Lexmark International Group, Inc., Cl. A(1)               1,600,000    126,000,000
-----------------------------------------------------------------------------------
 NCR Corp.(1)                                                400,000     17,500,000
-----------------------------------------------------------------------------------
 Pitney Bowes, Inc.                                          809,500     47,760,500
-----------------------------------------------------------------------------------
 Sun Microsystems, Inc.(1)                                   710,000     56,445,000
-----------------------------------------------------------------------------------
 Xircom, Inc.(1)                                             200,000      7,962,500
                                                                     --------------
                                                                      1,192,348,000

-----------------------------------------------------------------------------------
 Computer Services--0.6%
 Automatic Data Processing, Inc.                           1,920,800     75,511,450
-----------------------------------------------------------------------------------
 DST Systems, Inc.(1)                                        100,000      6,650,000
-----------------------------------------------------------------------------------
 Sungard Data Systems, Inc.(1)                               562,000     14,050,000
                                                                     --------------
                                                                         96,211,450

-----------------------------------------------------------------------------------
 Computer Software--4.0%
 Adobe Systems, Inc.                                         160,000     15,940,000
-----------------------------------------------------------------------------------
 BMC Software, Inc.(1)                                       837,100     45,046,444
-----------------------------------------------------------------------------------
 Compuware Corp.(1)                                        2,000,000     60,375,000
-----------------------------------------------------------------------------------
 International Network Services(1)                           120,000      6,382,500
-----------------------------------------------------------------------------------
 Legato Systems, Inc.(1)                                     360,600     15,528,338
-----------------------------------------------------------------------------------
 Microsoft Corp.(1)                                        5,500,000    509,093,750
-----------------------------------------------------------------------------------
 Sabre Holdings Corp.(1)                                     300,000     16,800,000
                                                                     --------------
                                                                        669,166,032


24 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Communications Equipment--1.7%
 Cisco Systems, Inc.(1)                                    4,000,000   $271,250,000
-----------------------------------------------------------------------------------
 General Instrument Corp.(1)                                 480,000     23,610,000
                                                                       ------------
                                                                        294,860,000

-----------------------------------------------------------------------------------
 Electronics--5.7%
 Analog Devices, Inc.(1)                                     850,000     43,775,000
-----------------------------------------------------------------------------------
 Grainger (W.W.), Inc.                                       885,000     38,552,813
-----------------------------------------------------------------------------------
 Intel Corp.                                               8,400,000    690,375,000
-----------------------------------------------------------------------------------
 Lam Research Corp.(1)                                       290,000     16,366,875
-----------------------------------------------------------------------------------
 Lattice Semiconductor Corp.(1)                              200,000     12,325,000
-----------------------------------------------------------------------------------
 LSI Logic Corp.(1)                                        1,450,000     82,287,500
-----------------------------------------------------------------------------------
 QLogic Corp.(1)                                             200,000     17,412,500
-----------------------------------------------------------------------------------
 Waters Corp.(1)                                             241,200     15,904,125
-----------------------------------------------------------------------------------
 Xilinx, Inc.(1)                                             488,000     34,129,500
                                                                       ------------
                                                                        951,128,313

-----------------------------------------------------------------------------------
 Photography--0.1%
 Eastman Kodak Co.                                           240,000     17,625,000
-----------------------------------------------------------------------------------
 Transportation--1.3%
-----------------------------------------------------------------------------------
 Air Transportation--0.8%
 Alaska Air Group, Inc.(1)                                   650,000     28,112,500
-----------------------------------------------------------------------------------
 Comair Holdings, Inc.                                       225,000      4,753,125
-----------------------------------------------------------------------------------
 Continental Airlines, Inc., Cl. B(1)                      1,358,478     55,442,883
-----------------------------------------------------------------------------------
 Delta Air Lines, Inc.                                       718,000     36,483,375
-----------------------------------------------------------------------------------
 Northwest Airlines Corp., Cl. A(1)                          300,000      8,850,000
-----------------------------------------------------------------------------------
 Southwest Airlines Co.                                      390,000      6,508,125
                                                                       ------------
                                                                        140,150,008

-----------------------------------------------------------------------------------
 Railroads & Truckers--0.5%
 Burlington Northern Santa Fe Corp.                          690,000     20,010,000
-----------------------------------------------------------------------------------
 CNF Transportation, Inc.                                    250,000      9,734,375
-----------------------------------------------------------------------------------
 Rollins Truck Leasing Co.                                   280,000      2,905,000
-----------------------------------------------------------------------------------
 Union Pacific Corp.                                         880,000     42,845,000
-----------------------------------------------------------------------------------
 XTRA Corp.(1)                                               216,000      9,787,500
-----------------------------------------------------------------------------------
 Yellow Corp.(1)                                             200,000      3,175,000
                                                                       ------------
                                                                         88,456,875


25 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS   Continued


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Utilities--2.3%
-----------------------------------------------------------------------------------
 Electric Utilities--2.3%
 Allegheny Energy, Inc.                                      780,000 $   26,325,000
-----------------------------------------------------------------------------------
 BEC Energy                                                  150,000      6,478,125
-----------------------------------------------------------------------------------
 Calpine Corp.(1)                                            140,000     12,687,500
-----------------------------------------------------------------------------------
 Conectiv, Inc.                                              146,000      3,129,875
-----------------------------------------------------------------------------------
 Consolidated Edison Co. of New York, Inc.                   510,000     22,440,000
-----------------------------------------------------------------------------------
 DTE Energy Co.                                              180,000      7,098,750
-----------------------------------------------------------------------------------
 Energy East Corp.                                         1,170,000     29,250,000
-----------------------------------------------------------------------------------
 FirstEnergy Corp.                                           499,800     14,275,538
-----------------------------------------------------------------------------------
 Florida Progress Corp.                                      700,000     32,812,500
-----------------------------------------------------------------------------------
 FPL Group, Inc.                                             608,000     32,832,000
-----------------------------------------------------------------------------------
 IPALCO Enterprises, Inc.                                    408,200      8,546,688
-----------------------------------------------------------------------------------
 New England Electric System                                 340,000     17,743,750
-----------------------------------------------------------------------------------
 OGE Energy Corp.                                            400,000      9,400,000
-----------------------------------------------------------------------------------
 Peco Energy Co.                                             890,400     36,172,500
-----------------------------------------------------------------------------------
 PG&E Corp.                                                1,600,000     48,500,000
-----------------------------------------------------------------------------------
 Pinnacle West Capital Corp.                                 120,000      4,560,000
-----------------------------------------------------------------------------------
 PP&L Resources, Inc.                                        150,000      4,200,000
-----------------------------------------------------------------------------------
 Public Service Enterprise Group, Inc.                     1,100,000     45,100,000
-----------------------------------------------------------------------------------
 TNP Enterprises, Inc.                                        90,000      3,363,750
-----------------------------------------------------------------------------------
 Unicom Corp.                                                700,000     27,037,500
-----------------------------------------------------------------------------------
 UtiliCorp United, Inc.                                      122,000      2,828,875
                                                                    ---------------
                                                                        394,782,351
                                                                    ---------------
 Total Common Stocks (Cost $11,952,288,416)                          15,321,566,146

===================================================================================
 Preferred Stocks--0.1%

 Tesoro Petroleum Corp., 7.25% Cv., Non-Vtg.
 (Cost $17,531,250)                                        1,100,000     18,837,500

===================================================================================
 Other Securities--0.7%

 Brown (Tom), Inc., $1.75 Cv., Series A(1,3)               1,000,000     28,650,000
-----------------------------------------------------------------------------------
 Reliant Energy, Inc., 7% Automatic Common Exchange Securities
 for Time Warner, Inc. Common Stock                          703,000     72,409,000
-----------------------------------------------------------------------------------
 Union Pacific Capital Trust, 6.25% Cum. Term Income Deferrable
 Equity Securities, Non-Vtg.(1)                              350,300     16,113,800
                                                                     --------------
 Total Other Securities (Cost $78,519,063)                              117,172,800


26 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                Face     Market Value
                                                              Amount       See Note 1
=====================================================================================
 U.S. Government Obligations--0.8%

 U.S. Treasury Bonds, 6.50%, 11/15/26                   $ 57,950,000  $    58,728,732
-------------------------------------------------------------------------------------
 U.S. Treasury Bonds, 6.625%, 2/15/27                     64,300,000       66,289,313
                                                                      ---------------
 Total U.S. Government Obligations (Cost $118,572,628)                    125,018,045

=====================================================================================
 Short-Term Notes--4.4%(4)

 American General Corp., 5.20%, 9/22/99                   50,000,000       49,848,333
-------------------------------------------------------------------------------------
 CIESCO LP, 5.12%, 9/8/99                                 40,000,000       39,960,178
-------------------------------------------------------------------------------------
 CIESCO LP, 5.25%, 10/4/99                                35,000,000       34,831,563
-------------------------------------------------------------------------------------
 CIT Group Holdings, Inc., 5.30%, 10/12/99                50,000,000       49,698,195
-------------------------------------------------------------------------------------
 Equilon Enterprises LLC, 5.27%, 10/5/99                  50,000,000       49,751,139
-------------------------------------------------------------------------------------
 General Motors Acceptance Corp., 5.12%, 9/13/99          50,000,000       49,914,667
-------------------------------------------------------------------------------------
 General Motors Acceptance Corp., 5.20%, 9/24/99          50,000,000       49,833,889
-------------------------------------------------------------------------------------
 General Motors Acceptance Corp., 5.30%, 10/15/99         50,000,000       49,676,111
-------------------------------------------------------------------------------------
 Homeside Lending, Inc., 5.14%, 9/13/99                   30,200,000       30,147,351
-------------------------------------------------------------------------------------
 Homeside Lending, Inc., 5.16%, 9/14/99                   50,000,000       49,906,833
-------------------------------------------------------------------------------------
 Household Finance Corp., 5.28%, 10/8/99                  50,000,000       49,728,667
-------------------------------------------------------------------------------------
 Household Finance Corp., 5.30%, 10/13/99                 50,000,000       49,690,833
-------------------------------------------------------------------------------------
 Motiva Enterprises LLC, 5.28%, 10/6/99                   30,000,000       29,846,000
-------------------------------------------------------------------------------------
 Prudential Funding Corp., 5.09%, 9/3/99                  50,000,000       49,985,861
-------------------------------------------------------------------------------------
 Prudential Funding Corp., 5.14%, 9/2/99                  50,000,000       49,992,861
-------------------------------------------------------------------------------------
 Salomon Smith Barney Holdings Inc., 5.11%, 9/1/99        50,000,000       50,000,000
                                                                      ---------------
 Total Short-Term Notes (Cost $732,812,481)                               732,812,481


=====================================================================================
 Repurchase Agreements--1.7%

 Repurchase agreement with Deutsche Bank
 Securities Inc., 5.40%, dated 8/31/99, to be
 repurchased at $291,243,680 on 9/1/99,
 collateralized by U.S. Treasury Bonds,
 6.375%-9.125%, 2/15/17-8/15/27, with a value of
 $297,312,218 (Cost $291,200,000)                        291,200,000      291,200,000
-------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $13,190,923,838)             98.9%  16,606,606,972
-------------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                 1.1      188,900,650
                                                         ----------------------------
 Net Assets                                                    100.0% $16,795,507,622
                                                         ============================


27 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS   Continued


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income-producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 1999. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 1999 amounts to $66,241,202. Transactions during the period in which the issuer was an affiliate are as follows:

                                            Shares                                 Shares
                                        August 31,        Gross        Gross   August 31,
                                              1998    Additions   Reductions         1999
-----------------------------------------------------------------------------------------
 Canadian 88 Energy Corp.                2,421,900    7,521,400           --    9,943,300
 Chieftain International, Inc.             190,200    1,092,900           --    1,283,100
 Frontier Oil Corp.                        850,900    1,545,600           --    2,396,500


3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
4. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.



28 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES     August 31, 1999


====================================================================================
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $13,122,245,863)                      $16,540,365,770
 Affiliated companies (cost $68,677,975)                                 66,241,202
------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       348,471,445
 Shares of capital stock sold                                            35,404,158
 Interest and dividends                                                  17,841,133
 Other                                                                      233,950
                                                                    ----------------
 Total assets                                                        17,008,557,658

====================================================================================
 Liabilities

 Bank overdraft                                                             123,855
------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                  173,733,602
 Shares of capital stock redeemed                                        27,168,164
 Distribution and service plan fees                                       7,063,322
 Transfer and shareholder servicing agent fees                            2,538,234
 Shareholder reports                                                      1,270,725
 Custodian fees                                                              63,575
 Directors' compensation                                                      9,160
 Dividends                                                                    1,378
 Other                                                                    1,078,021
                                                                    ----------------
 Total liabilities                                                      213,050,036

====================================================================================
 Net Assets                                                         $16,795,507,622
                                                                    ================

====================================================================================
 Composition of Net Assets

 Par value of shares of capital stock                               $     3,940,657
------------------------------------------------------------------------------------
 Additional paid-in capital                                          11,569,737,802
------------------------------------------------------------------------------------
 Overdistributed net investment income                                           (3)
------------------------------------------------------------------------------------
 Accumulated net realized gain on investments and
 foreign currency transactions                                        1,806,189,385
------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies             3,415,639,781
                                                                    ----------------
 Net assets                                                         $16,795,507,622
                                                                    ================


29 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES     Continued



======================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $7,723,606,539 and 180,068,518 shares of capital stock outstanding)            $42.89
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                    $45.51
--------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $7,072,717,665 and 166,728,971 shares of capital stock outstanding)            $42.42
--------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,850,786,677 and 43,635,677 shares of capital stock outstanding)             $42.41
--------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $148,396,741 and 3,451,401 shares of capital stock outstanding)  $43.00


See accompanying Notes to Financial Statements.

30 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF OPERATIONS   For the Year Ended August 31, 1999


====================================================================================
 Investment Income

 Dividends (net of foreign withholding taxes of $36,334)             $  152,565,279
------------------------------------------------------------------------------------
 Interest                                                                48,617,905
                                                                     ---------------
 Total income                                                           201,183,184
====================================================================================
 Expenses

 Distribution and service plan fees--Note 4:
 Class A                                                                 16,464,901
 Class B                                                                 59,200,865
 Class C                                                                 15,749,040
------------------------------------------------------------------------------------
 Management fees--Note 4                                                 65,199,139
------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees--Note 4:
 Class A                                                                 10,809,998
 Class B                                                                  9,540,631
 Class C                                                                  2,545,935
 Class Y                                                                    245,372
------------------------------------------------------------------------------------
 Shareholder reports                                                      4,286,088
------------------------------------------------------------------------------------
 Registration and filing fees:
 Class A                                                                    416,923
 Class B                                                                    556,233
 Class C                                                                    122,705
 Class Y                                                                     27,954
------------------------------------------------------------------------------------
 Custodian fees and expenses                                                404,696
------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                149,281
------------------------------------------------------------------------------------
 Directors' compensation                                                    104,965
------------------------------------------------------------------------------------
 Insurance expenses                                                          33,079
------------------------------------------------------------------------------------
 Other                                                                      845,288
                                                                     ---------------
 Total expenses                                                         186,703,093
 Less expenses paid indirectly--Note 1                                      (87,634)
                                                                     ---------------
 Net expenses                                                           186,615,459
====================================================================================
 Net Investment Income                                                   14,567,725
====================================================================================
 Realized and Unrealized Gain

 Net realized gain on:
 Investments                                                         $1,814,246,602
 Foreign currency transactions                                            3,108,048
                                                                     ---------------
 Net realized gain                                                    1,817,354,650
------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on:
 Investments                                                          2,241,081,282
 Translation of assets and liabilities denominated in
 foreign currencies                                                       2,637,299
                                                                     ---------------
 Net change                                                           2,243,718,581
                                                                     ---------------
 Net realized and unrealized gain                                     4,061,073,231
====================================================================================
 Net Increase in Net Assets Resulting from Operations                $4,075,640,956
                                                                     ===============


See accompanying Notes to Financial Statements.


31 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended August 31,                                          1999            1998
====================================================================================
 Operations

 Net investment income                               $    14,567,725 $    46,924,022
------------------------------------------------------------------------------------
 Net realized gain                                     1,817,354,650     764,056,008
------------------------------------------------------------------------------------
 Net change in unrealized appreciation
 or depreciation                                       2,243,718,581    (651,255,521)
                                                     -------------------------------
 Net increase in net assets resulting
 from operations                                       4,075,640,956     159,724,509

====================================================================================
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                 (24,187,140)    (45,226,904)
 Class B                                                          --      (8,782,796)
 Class C                                                          --      (2,469,141)
 Class Y                                                    (366,378)       (333,013)
------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                (234,009,868)   (337,281,891)
 Class B                                                (203,350,853)   (260,785,205)
 Class C                                                 (54,987,485)    (77,385,259)
 Class Y                                                  (3,019,461)     (1,708,194)

====================================================================================
 Capital Stock Transactions

 Net increase in net assets resulting from capital
 stock transactions--Note 2:
 Class A                                               1,090,840,369     728,868,147
 Class B                                               1,460,515,643   1,112,912,778
 Class C                                                 315,914,172     178,104,386
 Class Y                                                  73,447,756      41,849,349

====================================================================================
 Net Assets

 Total increase                                        6,496,437,711   1,487,486,766
------------------------------------------------------------------------------------
 Beginning of period                                  10,299,069,911   8,811,583,145
                                                     -------------------------------
 End of period [including undistributed
 (overdistributed) net investment income of
 $(3) and $7,487,787, respectively]                  $16,795,507,622 $10,299,069,911
                                                     ===============================


See accompanying Notes to Financial Statements.


32 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS


                                                                                               Year                        Year
                                                                                              Ended                       Ended
                                                                                           Aug. 31,                    June 30,
Class A                                              1999          1998          1997          1996(1)       1996          1995
================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period               $32.32        $33.87        $27.95        $28.89        $24.07        $20.40
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .19           .29           .39           .07           .40           .47
Net realized and unrealized gain (loss)             12.03           .99          7.91         (1.01)         4.93          3.66
                                                   -----------------------------------------------------------------------------
Total income (loss) from
investment operations                               12.22          1.28          8.30          (.94)         5.33          4.13
--------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.15)         (.33)         (.40)           --          (.43)         (.46)
Distributions from net realized gain                (1.50)        (2.50)        (1.98)           --          (.08)           --
                                                   -----------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                     (1.65)        (2.83)        (2.38)           --          (.51)         (.46)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $42.89        $32.32        $33.87        $27.95        $28.89        $24.07
                                                   =============================================================================
================================================================================================================================
Total Return, at Net Asset Value(2)                 38.62%         3.68%        31.09%        (3.25)%       22.26%        20.52%

================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in millions)            $7,724        $4,933        $4,457        $3,143        $3,147        $1,924
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $6,722        $5,184        $3,857        $3,090        $2,516        $1,319
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                         0.50%         0.83%         1.29%         1.57%         1.55%         2.31%
Expenses                                             0.91%         0.90%(4)      0.94%(4)      0.98%(4)      0.99%(4)      1.07%(4)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                             72%           81%           62%           18%           93%          101%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $11,414,728,877 and $9,643,247,427, respectively.


See accompanying Notes to Financial Statements.


33 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS     Continued


                                                                                                  Year                      Year
                                                                                                 Ended                     Ended
                                                                                              Aug. 31,                  June 30,
 Class B                                                1999          1998          1997          1996(1)       1996        1995(6)
=================================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period                 $32.07        $33.66        $27.79        $28.77        $24.00      $21.49
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           (.08)          .04           .17           .04           .23         .25
 Net realized and unrealized gain (loss)               11.93           .96          7.86         (1.02)         4.87        2.54
                                                      ---------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                 11.85          1.00          8.03          (.98)         5.10        2.79
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                     --          (.09)         (.18)           --          (.25)       (.28)
 Distributions from net realized gain                  (1.50)        (2.50)        (1.98)           --          (.08)         --
                                                      ---------------------------------------------------------------------------
 Total dividends and distributions
 to shareholders                                       (1.50)        (2.59)        (2.16)           --          (.33)       (.28)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $42.42        $32.07        $33.66        $27.79        $28.77      $24.00
                                                      ===========================================================================
=================================================================================================================================
 Total Return, at Net Asset Value(2)                   37.62%         2.86%        30.12%        (3.41)%       21.34       13.41%

=================================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)              $7,073        $4,168        $3,308        $1,909        $1,800        $628
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                     $5,930        $4,123        $2,642        $1,818        $1,155        $249
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                          (0.26)%        0.06%         0.53%         0.82%         0.74%       1.25%
 Expenses                                               1.66%         1.66%(4)      1.69%(4)      1.74%(4)      1.76%(4)    1.89%(4)
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                               72%           81%           62%           18%           93%        101%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $11,414,728,877 and $9,643,247,427, respectively.
6. For the period from October 3, 1994 (inception of offering) to June 30, 1995.


See accompanying Notes to Financial Statements.


34 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


                                                                                              Year                    Year
                                                                                             Ended                   Ended
                                                                                          Aug. 31,                June 30,
 Class C                                              1999          1998          1997        1996(1)     1996        1995
===========================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period               $32.07        $33.64        $27.78      $28.75      $23.97      $20.33
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         (.09)          .03           .16         .04         .21         .33
 Net realized and unrealized gain (loss)             11.93           .98          7.85       (1.01)       4.88        3.62
                                                    -----------------------------------------------------------------------
 Total income (loss) from
 investment operations                               11.84          1.01          8.01        (.97)       5.09        3.95
---------------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                   --          (.08)         (.17)         --        (.23)       (.31)
 Distributions from net realized gain                (1.50)        (2.50)        (1.98)         --        (.08)         --
                                                    -----------------------------------------------------------------------
 Total dividends and distributions
 to shareholders                                     (1.50)        (2.58)        (2.15)         --        (.31)       (.31)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $42.41        $32.07        $33.64      $27.78      $28.75      $23.97
                                                    =======================================================================
===========================================================================================================================
 Total Return, at Net Asset Value(2)                 37.59%         2.91%        30.07%      (3.37)%      21.3%      19.63%

===========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)            $1,851        $1,145        $1,030        $744        $741        $462
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                   $1,583        $1,184          $904        $730        $588        $325
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                        (0.25)%        0.07%         0.54%       0.82%       0.80%       1.57%
 Expenses                                             1.66%         1.65%(4)      1.69%(4)    1.73%(4)    1.74%(4)    1.82%(4)
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                             72%           81%           62%         18%         93%        101%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $11,414,728,877 and $9,643,247,427, respectively.


See accompanying Notes to Financial Statements.


35 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS     Continued


 Class Y Year Ended August 31,                                1999      1998      1997(7)
=======================================================================================
 Per Share Operating Data

 Net asset value, beginning of period                       $32.38    $33.94    $29.55
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  .24       .38       .41
 Net realized and unrealized gain (loss)                     12.07       .97      6.30
                                                            ---------------------------
 Total income (loss) from
 investment operations                                       12.31      1.35      6.71
---------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                         (.19)     (.41)     (.34)
 Distributions from net realized gain                        (1.50)    (2.50)    (1.98)
                                                            ---------------------------
 Total dividends and distributions
 to shareholders                                             (1.69)    (2.91)    (2.32)
---------------------------------------------------------------------------------------
 Net asset value, end of period                             $43.00    $32.38    $33.94
                                                            ===========================
=======================================================================================
 Total Return, at Net Asset Value(2)                         38.84%     3.88%    23.98%

=======================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                      $148       $53       $16
---------------------------------------------------------------------------------------
 Average net assets (in millions)                             $ 99       $37       $ 5
---------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                                 0.63%     1.02%     1.58%
 Expenses                                                     0.77%     0.67%(4)  0.65%(4)
---------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                     72%       81%       62%



1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $11,414,728,877 and $9,643,247,427, respectively.
6. For the period from October 3, 1994 (inception of offering) to June 30, 1995.
7. For the period from November 1, 1996 (inception of offering) to August 31, 1997.


See accompanying Notes to Financial Statements.


36 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS


================================================================================
1. Significant Accounting Policies

Oppenheimer Main Street(R) Growth & Income Fund (the Fund) is a separate series of Oppenheimer Main Street(R) Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return, which includes current income and capital appreciation in the value of its shares, from equity and debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge on investments up to $1 million. Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market-type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.



37 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS   Continued


================================================================================
1. Significant Accounting Policies Continued

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book-Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.



38 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 1999, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $2,498,003. Accumulated net realized gain on investments was decreased by the same amount.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



39 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS   Continued


================================================================================
2. Capital Stock

The Fund has authorized 840 million shares of $.01 par value capital stock (400 million for Class A, 300 million for Class B, 100 million for Class C and 40 million for Class Y). Transactions in shares of capital stock were as follows:

                                     Year Ended August 31, 1999            Year Ended August 31, 1998
                                    Shares               Amount             Shares             Amount
-----------------------------------------------------------------------------------------------------
 Class A
 Sold                           52,580,490       $2,113,305,491         36,063,568     $1,301,502,710
 Dividends and/or
 distributions reinvested        6,595,444          245,649,292         11,155,518        367,256,659
 Redeemed                      (31,752,422)      (1,268,114,414)       (26,184,202)      (939,891,222)
                               ----------------------------------------------------------------------
 Net increase                   27,423,512       $1,090,840,369         21,034,884     $  728,868,147
                               ======================================================================

-----------------------------------------------------------------------------------------------------
 Class B
 Sold                           52,000,058       $2,077,494,632         37,520,500     $1,345,971,561
 Dividends and/or
 distributions reinvested        5,185,756          192,649,282          7,843,422        255,472,251
 Redeemed                      (20,423,510)        (809,628,271)       (13,683,243)      (488,531,034)
                               ----------------------------------------------------------------------
 Net increase                   36,762,304       $1,460,515,643         31,680,679     $1,112,912,778
                               ======================================================================

-----------------------------------------------------------------------------------------------------
 Class C
 Sold                           13,350,165       $  533,257,647          8,806,101     $  317,722,662
 Dividends and/or
 distributions reinvested        1,399,474           51,976,501          2,313,726         75,333,277
 Redeemed                       (6,809,689)        (269,319,976)        (6,042,849)      (214,951,553)
                               ----------------------------------------------------------------------
 Net increase                    7,939,950       $  315,914,172          5,076,978     $  178,104,386
                               ======================================================================

-----------------------------------------------------------------------------------------------------
 Class Y
 Sold                            2,655,008       $  108,147,707          1,573,594     $   56,981,398
 Dividends and/or
 distributions reinvested           90,768            3,385,839             61,592          2,041,207
 Redeemed                         (933,166)         (38,085,790)          (475,241)       (17,173,256)
                               ----------------------------------------------------------------------
 Net increase                    1,812,610       $   73,447,756          1,159,945     $   41,849,349
                               ======================================================================




40 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

================================================================================
3. Unrealized Gains and Losses on Securities

As of August 31, 1999, net unrealized appreciation on securities of $3,415,683,134 was composed of gross appreciation of $3,732,974,462, and gross depreciation of $317,291,328.

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.65% of the first $200 million of net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million and 0.45% of average annual net assets in excess of $500 million. The Fund's management fee for the year ended August 31, 1999 was 0.45% of average annual net assets for each class of shares.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate         Class A    Commissions    Commissions     Commissions
                        Front-End       Front-End     on Class A     on Class B      on Class C
                    Sales Charges   Sales Charges         Shares         Shares          Shares
                       on Class A     Retained by    Advanced by    Advanced by     Advanced by
 Year Ended                Shares     Distributor    Distributor(1) Distributor(1)  Distributor(1)
-----------------------------------------------------------------------------------------------
 August 31, 1999      $34,161,161      $9,358,713     $1,611,359    $59,655,100      $4,146,601



1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                Class A                     Class B                     Class C
                    Contingent Deferred         Contingent Deferred         Contingent Deferred
                          Sales Charges               Sales Charges               Sales Charges
 Year Ended     Retained by Distributor     Retained by Distributor     Retained by Distributor
-----------------------------------------------------------------------------------------------
 August 31, 1999                $39,906                 $10,392,066                    $315,594


     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.



41 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS   Continued


================================================================================
4. Management Fees and Other Transactions with Affiliates Continued

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the fiscal year ended August 31, 1999, payments under the Class A Plan totaled $16,464,901, all of which was paid by the Distributor to recipients. That included $875,133 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans allow the Distributor to be reimbursed for its services and costs in distributing Class B and Class C and servicing accounts.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended August 31, 1999, were as follows:

                                                           Distributor's     Distributor's
                                                               Aggregate      Unreimbursed
                                                            Unreimbursed     Expenses as %
                         Total Payments    Amount Retained      Expenses     of Net Assets
                             Under Plan     by Distributor    Under Plan          of Class
-------------------------------------------------------------------------------------------
 Class B Plan               $59,200,865        $47,950,253  $135,743,024              1.92%
 Class C Plan                15,749,040          7,274,608    15,392,878              0.83



42 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

================================================================================
5. Foreign Currency Contracts

A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
6. Illiquid or Restricted Securities

As of August 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of August 31, 1999 was $28,650,000, which represents 0.17% of the Fund's net assets, of which $28,650,000 is considered restricted. Information concerning restricted securities is as follows:

                                                                               Valuation
                                                                          Per Unit as of
Security                              Acquisition Date   Cost Per Unit   August 31, 1999
----------------------------------------------------------------------------------------
Stocks
Brown (Tom), Inc., $1.75 Cv., Series A         8/31/99          $28.71            $28.65



43 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS   Continued


================================================================================
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.
     The Fund had no borrowings outstanding during the year ended August 31, 1999.



44 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                   Appendix A

------------------------------------------------------------------------------
                               RATINGS DEFINITIONS
------------------------------------------------------------------------------

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.


Moody's Investors Service, Inc.

------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category. Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.



Standard & Poor's Rating Services

------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  Exhibits  adequate  protection  parameters.   However,   adverse  economic
conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.


Fitch IBCA, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. Securities are not meeting current obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the rating category. Plus and minus signs are not added to the "AAA" category or to categories below "CCC."

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment. May have an added "+" to denote exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in higher ratings.

F3: Fair credit quality. Capacity for timely payment is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility, Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

Duff & Phelps Credit Rating Co. Ratings

Long-Term Debt and Preferred Stock

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A-: Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+, BBB & BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB & BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within the category.

B+, B & B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.

CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP:  Preferred stock with dividend arrearages.

Short-Term Debt:

High Grade:
D-1+: Highest certainty of timely payment. Safety is just below risk-free U.S. Treasury short-term debt.

D-1: Very high certainty of timely payment. Risk factors are minor.

D-1-: High certainty of timely payment. Risk factors are very small.

Good Grade:
D-2: Good certainty of timely payment. Risk factors are small.

Satisfactory Grade:
D-3: Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade:
D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service.

Default:
D-5: Issuer failed to meet scheduled principal and/or interest payments.

                                   Appendix B

------------------------------------------------------------------------------
                            Industry Classifications
------------------------------------------------------------------------------


Aerospace/Defense                       Food and Drug Retailers
Air Transportation                      Gas Utilities
Asset-Backed                            Health Care/Drugs
Auto Parts and Equipment                Health Care/Supplies & Services
Automotive                              Homebuilders/Real Estate
Bank Holding Companies                  Hotel/Gaming
Banks                                   Industrial Services
Beverages                               Information Technology
Broadcasting                            Insurance
Broker-Dealers                          Leasing & Factoring
Building Materials                      Leisure
Cable Television                        Manufacturing
Chemicals                               Metals/Mining
Commercial Finance                      Nondurable Household Goods
Communication Equipment                 Office Equipment
Computer Hardware                       Oil - Domestic
Computer Software                       Oil - International
Conglomerates                           Paper
Consumer Finance                        Photography
Consumer Services                       Publishing
Containers                              Railroads & Truckers
Convenience Stores                      Restaurants
Department Stores                       Savings & Loans
Diversified Financial                   Shipping
Diversified Media                       Special Purpose Financial
Drug Wholesalers                        Specialty Printing
Durable Household Goods                 Specialty Retailing
Education                               Steel
Electric Utilities                      Telecommunications - Long Distance
Electrical Equipment                    Telephone - Utility
Electronics                             Textile, Apparel & Home Furnishings
Energy Services                         Tobacco
Entertainment/Film                      Trucks and Parts
Environmental                           Wireless Services
Food

                                   Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers


In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.


Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal
         Revenue Code,

(2) non-qualified deferred compensation plans, (3) employee benefit plans3 (4) Group Retirement Plans4 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs,
         Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager"). Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.


--------------

1. Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2. In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.

3. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

 I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases


Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).


      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge."1 This waiver provision applies to: o Purchases of Class A shares aggregating $1 million or more. o Purchases by a Retirement Plan (other than an IRA or 403(b)(7)
         custodial plan) that:
(1)   buys shares costing $500,000 or more, or
(2) has, at the time of purchase, 100 or more eligible employees or total plan assets of $500,000 or more, or

(3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.
o Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
o Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)   The record keeping is performed by Merrill Lynch Pierce Fenner & Smith,
            Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)   The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

      Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before May 1, 1999.

          II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.


Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
      The Manager or its affiliates.
      Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

      Directors, trustees,  officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
      Accounts  for  which  Oppenheimer   Capital  (or  its  successor)  is  the
         investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
      A unit investment trust that has entered into an appropriate agreement with the Distributor.
      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.


B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.


Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):
      Shares  issued  in  plans  of  reorganization,   such  as  mergers,  asset
         acquisitions and exchange offers, to which the Fund is a party.
      Shares purchased by the  reinvestment of dividends or other  distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.

      Shares  purchased  with the  proceeds of maturing  principal  units of any
         Qualified Unit Investment Liquid Trust Series.
      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.


C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.


The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).

      Fordistributions  from Retirement Plans,  deferred  compensation  plans or other employee benefit plans for any of the following purposes:
(1)         Following  the  death or  disability  (as  defined  in the  Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.

(3) To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan.2 (5) Under a Qualified Domestic Relations Order, as defined in the Internal
            Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

(6)         To  meet  the  minimum  distribution  requirements  of the  Internal
            Revenue Code.

(7)         To make  "substantially  equal  periodic  payments"  as described in
            Section 72(t) of the Internal Revenue Code.
(8)   For loans to participants or beneficiaries.
(9)   Separation from service.3
         (10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor. (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
      Fordistributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.

      Fordistributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.



    III. Waivers of Class B and Class C Sales Charges of Oppenheimer Funds


    The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.


A.  Waivers for Redemptions in Certain Cases.


The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases: Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

      Redemptions of Class B shares held by  Retirement  Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

o Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $1 million or more held by the Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more Oppenheimer funds.
o Distributions from Retirement Plans or other employee benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2) To return excess contributions made to a participant's account. (3) To return contributions made due to a mistake of fact. (4) To make hardship withdrawals, as defined in the plan.4 (5) To make distributions required under a Qualified Domestic Relations
                Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)             To meet the minimum  distribution  requirements  of the Internal
                Revenue Code.
(7)             To make "substantially  equal periodic payments" as described in
                Section 72(t) of the Internal Revenue Code.
(8) For loans to participants or beneficiaries.5 (9) On account of the participant's separation from service.6 (10) Participant-directed redemptions to purchase shares of a mutual fund
                (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11) Distributions made on account of a plan termination or "in-service" distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12) Distributions from Retirement Plans having 500 or more eligible employees, but excluding distributions made because of the Plan's elimination as investment options under the Plan of all of the Oppenheimer funds that had been offered.
(13) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
(14) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         |_|Redemptions  of Class B shares or Class C shares  under an Automatic
            Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.


The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      Shares sold to the Manager or its affiliates.
      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

      Shares issued in plans of reorganization to which the Fund is a party. Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer

                      Funds Who Were Shareholders of Former
                              Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

  Oppenheimer Quest Value Fund, Inc.    Oppenheimer   Quest   Small   Cap
                                        Value Fund
  Oppenheimer Quest Balanced Value Fund Oppenheimer  Quest  Global  Value
                                      Fund
  Oppenheimer  Quest  Opportunity Value
  Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

  Quest   for  Value   U.S.   Government Quest for  Value  New York  Tax-Exempt
Income Fund                              Fund
  Quest  for  Value  Investment  Quality Quest  for Value  National  Tax-Exempt
Income Fund                              Fund
  Quest for Value Global Income Fund     Quest for Value California  Tax-Exempt
                                      Fund


      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
      acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds or purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.


A.  Reductions or Waivers of Class A Sales Charges.

      |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.


Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------

                        Initial Sales       Initial Sales
 Number of Eligible   Charge as a % of    Charge as a % of    Commission as %
Employees or Members   Offering Price    Net Amount Invested of Offering Price

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                  2.50%               2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least 10 but not        2.00%               2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.


      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

         Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.


      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
      withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.


      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
      redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social

         Security Administration);

      withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o
      liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.


      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.


       V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment

                                 Accounts, Inc.


The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section): o Oppenheimer U. S. Government Trust, o Oppenheimer Bond Fund, o Oppenheimer Disciplined Value Fund and o Oppenheimer Disciplined Allocation Fund are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account         Connecticut   Mutual   Total   Return
                                            Account
Connecticut Mutual Government  Securities CMIA  LifeSpan  Capital  Appreciation
Account                                     Account
  Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
  Connecticut Mutual Growth Account         CMIA Diversified Income Account


A.  Prior Class A CDSC and Class A Sales Charge Waivers.

      |_| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former
         Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      |_| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996: (1) by the estate of a deceased shareholder;
(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.


            VI. Special Reduced Sales Charge for Former Shareholders of
                           Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.


         VII. Sales Charge Waivers on Purchases of Class M Shares of
                     Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
o     the Manager and its affiliates,
o        present or former  officers,  directors,  trustees and  employees  (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
o        registered  management  investment  companies  or separate  accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
o employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
o dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
o dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

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Oppenheimer Main Street Growth & Income Fund
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Internet Web Site:
      www.oppenheimerfunds.com

Investment Adviser
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian Bank
      The Bank of New York
      One Wall Street
      New York, New York 10015

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street, Suite 3600
      Denver, Colorado 80202-3942

Legal Counsel
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

67890


PX700.001.1299

Oppenheimer
Main Street California Municipal Fund(R)


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Prospectus dated December 22, 1999


                                         Oppenheimer   Main  Street   California
                                         Municipal  Fund is a  mutual  fund.  It
                                         seeks   current   income   exempt  from
                                         federal and California  personal income
                                         taxes   by   investing   in   municipal
                                         securities,    while    attempting   to
                                         preserve capital.

                                               This     Prospectus      contains
                                         important  information about the Fund's
                                         objective,   its  investment  policies,
                                         strategies and risks.  It also contains
                                         important information about how to buy
As with all mutual funds, the            and sell shares of the Fund and other
Securities and Exchange  Commission has  account features.  Please read this
not approved or disapproved the          Prospectus carefully before you invest
Fund's securities nor has                and keep it for future  reference
it determined that this Prospectus       about your account.
is accurate or complete.  It is a
criminal offense to represent otherwise.

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                                                (logo) OppenheimerFunds
                                                The Right Way to Invest

CONTENTS

                  A B O U T  T H E  F U N D

                  The Fund's Investment Objective and Strategies


                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments


                  How the Fund is Managed



                  A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Class A Shares
                  Class B Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Web Site

                  How to Sell Shares
                  By Mail
                  By Telephone
                  By Checkwriting


                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends and Tax Information

                  Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks as high a level of current income exempt from federal and California personal income taxes as is available from investing in municipal securities while attempting to preserve capital.

WHAT DOES THE FUND INVEST IN? The Fund invests mainly in California municipal securities that pay interest exempt from federal and California personal income taxes. As a fundamental policy, the Fund invests at least 80% of its total assets in California Municipal Securities under normal market conditions. These primarily include municipal bonds (which are long-term obligations), municipal notes (short-term obligations), and interests in municipal leases. Most of the securities the Fund buys must be "investment-grade" (the four highest rating categories of national rating organizations, such as Moody's Investors Services, Inc.).

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the portfolio manager looks primarily throughout California for municipal securities, using a variety of factors that may change over time and may vary in particular cases. Some of these factors are:
   o  Securities that provide high current income
   o A wide range of securities of different issuers within the state, including different agencies and municipalities, to spread risk
   o Securities having favorable credit characteristics o Special situations that provide opportunities for value

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal and California personal income taxes. The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is not a complete investment program.


Main Risks of Investing in the Fund


All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's investment Manager, OppenheimerFunds, Inc., will cause the Fund to under perform other funds having a similar objective.

These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

CREDIT RISK. Municipal securities are subject to credit risk. Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. Because the Fund can invest as much as 25% of its total assets in municipal securities below investment-grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

INTEREST RATE RISKS. Municipal securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of already-issued municipal securities generally rise. When interest rates rise, the values of already-issued municipal securities generally decline, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. The Fund currently focuses on longer term securities to seek higher income. Therefore, its share prices may fluctuate more when interest rates change.

RISKS OF NON-DIVERSIFICATION. The Fund is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer, such as bonds issued by the State of California. Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of one state, could result in greater fluctuations of the Fund's share prices due to economic, regulatory or political problems in California.

HOW RISKY IS THE FUND OVERALL? The value of the Fund's investments will change over time due to a number of factors. They include changes in general bond market movements, the change in value of particular bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall. The Fund focuses its investments in California municipal securities and is non-diversified. It will therefore be vulnerable to the effects of economic changes that affect California governmental issuers. These changes can affect the value of the Fund's investments and its prices per share. In the OppenheimerFunds spectrum, the Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but has greater risks than money market funds.

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An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance


The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.


Annual Total Returns (Class A) (as of 12/31 each year)


[See appendix to prospectus for data in bar chart showing annual total returns]


For the period from 1/1/99 through 9/30/99, the cumulative return (not annualized) for Class A shares was -3.53%. Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 8.78% (1st Q `95) and the lowest return (net annualized) for a calendar quarter was -5.56% (1st Q `94).


Average Annual Total Returns                                       Life of
for the periods ending December       1 Year       5 Years         Class)
31, 1998

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Class A Shares (inception 5/18/90)     1.27%        5.41%           7.59%

-------------------------------------------------------------------------------

Lehman Brothers Municipal Bond         6.48%        6.22%           8.09%
Index
(from 5/31/90)

-------------------------------------------------------------------------------

Class B Shares (inception 10/29/93)    0.27%        5.01%           5.12%

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The Fund's average annual total returns include the applicable sales charges: for Class A, the current maximum initial sales charge of 4.75%; for Class B, the applicable contingent deferred sales charges of 5% (1-year), 2% (5-year) and 1% (life of class).

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund's performance is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds. The index includes municipal securities from many states while the Fund focuses on California municipal securities, and the index performance does not consider the effects of capital gains or transaction costs.


Fees and Expenses of the Fund


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 1999.


Shareholder Fees (charges paid directly from your investment):

                                     Class A Shares          Class B Shares
--------------------------------------------------------------------------------

Maximum Sales Charge (Load) on
purchases (as % of offering               4.75%                   None
price)

--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as % of the lower of
the original offering price or            None1                   5%2
redemption proceeds)
--------------------------------------------------------------------------------
1. A 1% contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                     Class A Shares          Class B Shares
--------------------------------------------------------------------------------
Management Fees                           0.55%                  0.55%
--------------------------------------------------------------------------------

Distribution and/or Service               None                   1.00%
(12b-1) Fees

--------------------------------------------------------------------------------

Other Expenses                            0.12%                  0.12%

--------------------------------------------------------------------------------

Total Annual Operating Expenses           0.67%                  1.67%

--------------------------------------------------------------------------------


Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Management Fees shown above the maximum rate under the investment advisory agreement and do not reflect a voluntary undertaking by the Manager to limit its management fees to a maximum annual rate of 0.40% if the net assets of the Fund exceed $100 million. As a result of that waiver, the actual management fee rate for both classes during the fiscal year was 0.40% and actual total operating expenses were 0.51% of average annual net assets for Class A and 1.52% for Class B. The Manager can amend or withdraw that waiver at any time.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.


      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:


If shares are redeemed:    1 Year         3 Years       5 Years      10 Years1

--------------------------------------------------------------------------------

Class A Shares             $540           $679          $830         $1,270

--------------------------------------------------------------------------------

Class B Shares             $670           $826          $1,107       $1,463

--------------------------------------------------------------------------------


If shares are not
redeemed:                  1 Year         3 Years       5 Years      10 Years1

--------------------------------------------------------------------------------

Class A Shares             $540           $679          $830         $1,270

--------------------------------------------------------------------------------

Class B Shares             $170           $526          $907         $1,463

--------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B expenses do not include contingent deferred sales charges. 1. Class B expense for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments


THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different investments will vary over time based on the Manager's evaluation of issuer, economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The share prices and yield of the Fund will change daily based on changes in interest rates and market conditions and in response to other economic events.

Municipal Securities. The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other debt obligations.

      The Fund invests mainly in California municipal securities, which are municipal securities that are not subject (in the opinion of bond counsel to the issuer at the time they are issued) to California personal income tax. The debt obligations are issued by the State of California and its political subdivisions (such as cities, towns counties, agencies and authorities). The term "California municipal securities" may also include debt securities of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to California personal income tax.

      The Fund can also buy other municipal securities, issued by the governments of the District of Columbia and of other states as well as their political subdivisions, authorities and agencies, and securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or public facilities. The Fund can buy both long-term and short-term municipal securities. Long-term securities have a maturity of more than one year when issued. The Fund generally focuses on longer-term securities, to seek higher income.

     The Fund can buy in municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The Fund can also buy "revenue obligations," payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to alternative minimum tax.

o Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities. The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis. If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.

Ratings of Municipal Securities the Fund Buys. Most of the municipal securities the Fund buys are "investment-grade" at the time of purchase. The Fund does not invest more than 25% of its total assets in municipal securities that at the time of purchase are not investment-grade. "Investment-grade" securities are those rated within the four highest rating categories of Moody's, Standard & Poor's, Fitch or Duff & Phelps or other nationally recognized rating organizations, or (if unrated) judged by the Manager to be comparable to rated investment-grade securities. Rating definitions are in Appendix A to the Statement of Additional Information.

      If the securities are not rated, the Manager will use its judgment to assign a rating to a security comparable to that of a rating agency. The Fund limits its investments in unrated securities to not more than 20% of its total assets. If the rating of a security is reduced after the Fund buys it, the Fund is not required automatically to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

      The Manager may rely to some extent on credit ratings by nationally-recognized rating organizations in evaluating the credit risk of securities selected for the Fund's portfolio. It also uses its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

   o Special Risks of Lower-Grade Securities. Municipal securities that are below investment-grade (these are sometimes called "junk bonds") may be subject to greater fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment-grade have greater risk that the issuers might not meet their debt obligations.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Directors can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have certain risks although some are designed to help reduce overall investment or market risks.

Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate, such as a percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate.

      Variable rate bonds known as "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile.

      Inverse floaters are a type of "derivative security." Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund will invest not more than 20% of its total assets in inverse floaters.

Other Derivatives. The Fund can also invest in other derivative investments that pay interest that depends on the change in value of an underlying asset, interest rate or index. Examples are hedging instruments, interest rate swaps, municipal bond indices or swap indices.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

   o Hedging. The Fund can buy and sell futures contracts, put and call options, and enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively nor for speculative purposes. It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

      Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. Interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also to interest rate risks. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. The Fund may not enter into swaps with respect to more than 25% of its total assets.

"When-Issued"  and  "Delayed-Delivery"   Transactions.  The  Fund  can  purchase
      municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment until the buyer receives the security or settlement of the trade. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.

Puts and Stand-By Commitments. The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities. The Fund obtains the right to sell specified securities at a set price on demand to the issuing broker-dealer or bank. However, this feature may result in a lower interest rate on the security. The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid securities. Certain restricted securities that are eligible for resale to qualified institutional buyers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Temporary Defensive Investments. The Fund can invest up to 100% of its total assets in temporary defensive investments during periods of unusual or adverse market conditions. Generally, they would be short-term municipal securities but could be U.S. government securities or highly-rated corporate debt securities. The income from some temporary defensive investments might not be tax-exempt, and therefore when making those investments the Fund might not achieve its investment objective. The Fund can also hold cash and cash equivalents pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.


How the Fund is Managed


THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Directors, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment adviser since January 1960. The Manager (including subsidiaries) managed assets of more than $110 billion as of November 30, 1999, including other Oppenheimer funds with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

Portfolio Manager. The Portfolio manager of the Fund is Christian D. Smith, a Senior Vice President of the Manager. He is the person principally responsible for the day-to-day management of the Fund's portfolio, and became the Fund's portfolio manager on November 1, 1999. Mr. Smith also serves as an officer and portfolio manager for other Oppenheimer funds. Prior to joining OppenheimerFunds in 1999 he was a Co-Head of the Municipal Portfolio Management Team of Prudential Global Asset Management.

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate of 0.55% of average annual net assets if the Fund's net assets are $100 million or more (it is reduced if assets are less). The Manager has voluntarily undertaken to limit its fees to 0.40% of average annual net assets if the Fund's assets are $100 million or more. The Manager can terminate or amend that undertaking at any time. The Fund's management fee for its last fiscal year ended August 31, 1999, was 0.40% of average annual net assets for each class of shares, after the limitation.



YEAR 2000 ISSUES. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's custodian bank and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

A B O U T  Y O U R  A C C O U N T


How to Buy Shares


HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker, or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor.  Complete an OppenheimerFunds New Account
     Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

   o Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
      1.800.525.7048 to notify the Distributor of the wire, and to receive further instructions.

   o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

   o Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000. You can make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

   o With Asset Builder Plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 by telephone through AccountLink.

   o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time".

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Directors has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.


------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors two different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.


Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.


Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

------------------------------------------------------------------------------


Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes.


How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B.


   o Investing for the Shorter Term. While the Fund is intended to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term


      And for investors who invest $500,000 or more, in most cases Class A shares will be the more advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares from a single investor.


   o Investing for the Longer Term. If you are investing less than $100,000 for the longer-term and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.


      Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.


Are There Differences in Account Features That Matter to You? Some account may not be available to Class B shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Additionally, the dividends payable to Class B shareholders will be reduced by the additional expenses borne by that class that are not borne by Class A shares, such as the Class B asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.


How Does It Affect Payments to My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.


SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.


      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:


                                           Front-End Sales
                           Front-End Sales Charge As a
                          Charge As a      Percentage of     Commission As
                          Percentage of    Net               Percentage of
 Amount of Purchase       Offering Price   Amount Invested   Offering Price

 ------------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%             4.00%
 ------------------------------------------------------------------------------

 $50,000 or more but           4.50%             4.71%             4.00%
 less than $100,000

 ------------------------------------------------------------------------------

 $100,000 or more but          3.50%             3.63%             3.00%
 less than $250,000

 ------------------------------------------------------------------------------

 $250,000 or more but          2.50%             2.56%             2.25%
 less than $500,000

 ------------------------------------------------------------------------------

 $500,000 or more but          2.00%             2.04%             1.80%
 less than $1 million

 ------------------------------------------------------------------------------


Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by those retirement accounts. That commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.

      If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares. The Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.


      In determining whether a contingent deferred sales charge is payable when shares are redeemed, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains. Then the Fund will redeem other shares in the order in which you purchased them.


The Class A contingent deferred sales charge is not charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 calendar months of the end of the calendar month in which the exchanged shares were originally purchased, then the sales charge will apply.

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information:

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.


      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on: o the amount of your account value represented by an increase in net asset value over the initial purchase price,
   o shares purchased by the reinvestment of dividends or capital gains distributions, or
   o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for over 6 years, and 3. shares held the longest during the 6-year period.


      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

 Years Since Beginning of Month in      Contingent Deferred Sales Charge on
 Which                                  Redemptions in That Year
 Purchase Order was Accepted            (As % of Amount Subject to Charge)
 ------------------------------------------------------------------------------
 0 - 1                                  5.0%
 ------------------------------------------------------------------------------
 1 - 2                                  4.0%
 ------------------------------------------------------------------------------
 2 - 3                                  3.0%
 ------------------------------------------------------------------------------
 3 - 4                                  3.0%
 ------------------------------------------------------------------------------
 4 - 5                                  2.0%
 ------------------------------------------------------------------------------
 5 - 6                                  1.0%
 ------------------------------------------------------------------------------
 6 and following                        None
 ------------------------------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically  convert to
      Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares you hold convert, any other Class B shares that were acquired by the reinvesting of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.

DISTRIBUTION AND SERVICE (12B-1) PLAN FOR CLASS B SHARES. The Fund has adopted a Distribution and Service Plan for Class B shares to pay the Distributor for its services and costs in distributing Class B shares and servicing accounts. Under the plan, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares. The Distributor also receives a service fee of 0.25% per year under the plan.


      The asset-based sales charge and service fees increase Class B expenses by 1.00% of the net assets per year. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales commission of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.


Special Investor Services


ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
   o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
    o have the Transfer  Agent send  redemption  proceeds or transmit dividends and distributions directly to your bank account.

      Please call the Transfer Agent for more information.


      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1.800.533.3310.

Purchasing Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.


Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.


Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1.800.533.3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. You must be sure to ask the Distributor for this privilege when you send your payment.


How to Sell Shares


You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1.800.525.7048, for assistance.


Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o You wish to redeem $100,000 or more and receive a check o The redemption check is not payable to all shareholders listed on the account statement

   o The redemption check is not sent to the address of record on your account statement
   o Shares are being transferred to a Fund account with a different owner or name
   o Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

o      a U.S. bank, trust company, credit union or savings association,
o      a foreign bank that has a U.S. correspondent bank,
o      a U.S. registered dealer or broker in securities, municipal securities or government securities, or

o a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.


HOWDO I SELL SHARES BY MAIL?  Write a letter of  instructions  that includes:
o  Your name
o The Fund's name
o Your Fund  account  number  (from your  account statement)
o The  dollar  amount or number  of shares to be  redeemed
o Any special payment  instructions
o Any share certificates for the shares you are selling
o The signatures of all registered owners exactly as the account is registered, and

   o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.


--------------------------------------------------------------------------------


Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270              Denver, Colorado 80231

--------------------------------------------------------------------------------


HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held under a share certificate by telephone.
   o To redeem shares through a service representative, call 1.800.852.8457 o To redeem shares automatically on PhoneLink, call 1.800.533.3310


      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.


ARE THERE LIMITS ON AMOUNTS REDEEMED BY TELEPHONE?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.


Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.


CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.525.7048 to request checkwriting for an account in this Fund with the same registration as the other account.
   o Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
   o Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   o  Checks must be written for at least $100.
   o Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
   o You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
   o Don't use your checks if you changed your Fund account number, until you receive new checks.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.


How to Exchange Shares


Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o Shares of the fund selected for exchange must be available for sale in your state of residence.
   o The prospectuses of both funds must offer the exchange privilege. o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.

   o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:


Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificate with the request.


Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
   o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The
      New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange request from a "market timer" might require the Fund to sell securities at a disadvantageous time and/or price.
   o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
   o The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so, by applicable law, but it may impose these changes at any time for emergency purposes.
   o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.


Shareholder Account Rules and Policies


More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.


The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.


Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.


Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.


Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup  Withholding"  of  Federal  personalincome  tax may be  applied  against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1.800.525.7048 to ask that copies of those materials be sent personally to that shareholder.


Dividends and Tax Information


DIVIDENDS. The Fund intends to declare dividends separately for Class A and Class B shares from net tax-exempt income and/or net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Directors. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for these shares.

      The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Directors may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and the distributions paid on Class B shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends paid on Class A shares will generally be higher than for Class B shares, which normally have higher expenses than Class A. There can be no guarantee that the Fund will pay any dividends or distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:


Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.


Reinvest  Dividend  or  Capital  Gains  Only.  You can  elect to  reinvest  some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving other types of distributions by check or having them sent to your bank account through AccountLink.


Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.


TAXES. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal personal income tax purposes. A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Fund earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends paid by the Fund from interest on California municipal securities will be exempt from California personal income taxes, if at the close of each quarter at least 50% of the value of the Fund's assets are invested in debt obligations that pay interest exempt from California personal income taxes. Dividends paid from income from municipal securities of issuers outside California will normally be subject to California personal income taxes.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Remember, There May be Taxes on Transactions. Even though the Fund seeks to distribute tax-exempt income to shareholders, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.


Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.


      This information is only a summary of certain federal personal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 6 fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

                                                                                           Year                    Year
                                                                                          Ended                   Ended
                                                                                      August 31,                June 30,
Class A                                                 1999       1998       1997       1996(1)      1996         1995
=========================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period                  $13.02      $12.64     $12.16     $12.15      $12.09       $11.82
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .65         .65        .73        .12         .73          .73
Net realized and unrealized gain (loss)                 (.82)        .51        .49        .01         .07          .27
                                                     --------------------------------------------------------------------

Total income (loss) from
investment operations                                   (.17)       1.16       1.22        .13         .80         1.00
-------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.64)       (.67)     (.74)       (.12)       (.73)        (.69)
Dividends in excess of
net investment income                                     --          --         --         --          --         (.04)
Distributions from net realized gain                      --        (.11)        --         --          --           --
Distributions in excess of net realized gain              --          --         --         --        (.01)          --
                                                     --------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (.64)       (.78)     (.74)      (.12)       (.74)        (.73)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $12.21      $13.02    $12.64     $12.16      $12.15       $12.09
                                                     ====================================================================

=========================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                    (1.42)%      9.33%    10.24%      1.12%       6.73%        8.93%

=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)            $109,575    $109,811   $89,991    $76,817     $76,913      $78,134
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $111,996    $ 99,678   $80,311    $77,584     $78,676      $76,148
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                   5.03%       5.04%     5.91%      6.00%       5.99%        6.27%
Expenses, before voluntary assumption
and indirect expenses                                   0.67%       0.69%(4)  0.59%(4)   0.57%(4)    0.58%(4)    0.57%(4)
Expenses, after voluntary assumption
and indirect expenses                                   0.51%       0.53%       N/A       N/A          N/A         N/A
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                25%         30%       46%         1%         33%         14%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratios reflect the effect of expenses paid indirectly by the Fund.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $48,357,555 and $35,079,315, respectively.


             21  OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued


                                                                                                   YEAR                    YEAR
                                                                                                  ENDED                   ENDED
                                                                                              AUGUST 31,                JUNE 30,
CLASS B                                              1999           1998            1997         1996(1)        1996       1995
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period              $13.01          $12.63          $12.14        $12.14        $12.08     $11.80
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .53             .54             .60           .10           .61        .62
Net realized and unrealized gain (loss)             (.83)            .49             .50            --           .07        .27
                                                  --------------------------------------------------------------------------------
Total income (loss) from
investment operations                               (.30)           1.03            1.10           .10           .68        .89
----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                (.51)          (.54)            (.61)         (.10)         (.61)      (.57)
Dividends in excess of
net investment income                                 --             --               --            --            --       (.04)
Distributions from net realized gain                  --           (.11)              --            --            --         --
Distributions in excess of net realized gain          --             --               --            --          (.01)        --
                                                  --------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                     (.51)          (.65)           (.61)          (.10)         (.62)      (.61)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $12.20         $13.01          $12.63         $12.14        $12.14     $12.08
                                                  ================================================================================

==================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                (2.41)%         8.24%           9.24%          0.85%         5.66%      7.90%

==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $29,730        $23,175         $11,919         $5,928        $5,442     $2,648
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $28,070        $18,087         $ 8,129         $5,767        $3,848     $1,904
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                               4.02%          4.19%           4.85%          4.92%         4.94%      5.17%
Expenses, before voluntary assumption
and indirect expenses                               1.67%          1.70%(4)        1.60%(4)       1.62%(4)      1.60%(4)  1.55%(4)
Expenses, after voluntary assumption
and indirect expenses                               1.52%          1.53%             N/A            N/A          N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                            25%            30%             46%             1%           33%       14%



1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for period of less than one full year.

4. Expense ratios reflect the effect of expenses paid indirectly by the Fund.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $48,357,555 and $35,079,315, respectively.

             22  OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

 INFORMATION AND SERVICES

For More Information on Oppenheimer Main Street California Municipal Fund(R):



The following additional information about the Fund is available without charge upon request:



STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).



ANNUAL  AND  SEMI-ANNUAL   REPORTS  Additional   information  about  the  Fund's
investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

------------------------------------------------------------------------------

By Telephone:                            Call OppenheimerFunds Services
                                         toll-free:  1.800.525.7048

--------------------------------------------------------------------------------

By Mail:                                 Write to:
                                         OppenheimerFunds Services
                                         P.O. Box 5270
                                         Denver, Colorado 80217-5270

-------------------------------------------------------------------------------

On the Internet:                         You can send us a request by e-mail or
                                         read or down-load documents on the
                                         OppenheimerFunds web site:
                                         http://www.oppenheimerfunds.com

-------------------------------------------------------------------------------


You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                          The Fund's shares ar distributed by:

                                   (logo)OppenheimerFunds Distributor, Inc.
SEC File No. 811-5360
PR0725.001.1299

APPENDIX TO THE PROSPECTUS OF
OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

      Graphic material included in the Prospectus of Oppenheimer Main Street California Municipal Fund ("the Fund") "Annual Total Returns (Class A)(% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the eight most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:



--------------------------------------------------------------------

Calendar Year Ended:             Annual Total Returns

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/91                         11.35%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/92                         8.35%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/93                         13.13%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/94                         -7.64%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/95                         19.72%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/96                         5.29%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/97                         10.38%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/98                         6.33%

--------------------------------------------------------------------

Oppenheimer Main Street California Municipal Fund(R)

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048


Statement of Additional Information dated December 22, 1999

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated December 22, 1999. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.


Contents
                                                                            Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks........
    The Fund's Investment Policies...........................................
    Other Investment Techniques and Strategies...............................
    Investment Restrictions..................................................
How the Fund is Managed .....................................................
    Organization and History.................................................
    Directors and Officers...................................................
    The Manager..............................................................
Brokerage Policies of the Fund...............................................
Distribution and Service Plans...............................................
Performance of the Fund......................................................

About Your Account
How To Buy Shares............................................................
How To Sell Shares...........................................................
How To Exchange Shares.......................................................
Dividends, Capital Gains and Taxes...........................................
Additional Information About the Fund........................................

Financial Information About the Fund

Independent Auditors' Report.................................................
Financial Statements.........................................................

Appendix A: Municipal Bond Ratings Definitions............................A-1
Appendix B: Industry Classifications......................................B-1
Appendix C: Tax Equivalent Yield Tables ..................................C-1
Appendix D: Special Sales Charge Arrangements and Waivers.................D-1

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A B O U T  T H E  F U N D

------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks


The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager can use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its goal. It can use some of the special investment techniques and strategies at some times or not at all.


      The Fund does not make investments with the objective of seeking capital growth, since that would generally be inconsistent with its goal of seeking tax-exempt income. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security was purchased, that security would normally decline in value. Conversely, if interest rates decreased after a security was purchased, normally its value would rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity, or because of other investment reasons, such as factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could experience a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

      Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.


      The Fund ordinarily does not trade securities to achieve short-term capital gains, because they would not be tax-exempt income. To a limited degree, the Fund can engage in short-term trading to attempt to take advantage of short-term market variations. It can also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

Municipal Securities. The types of municipal securities in which the Fund can invest are described in the Prospectus under "About the Fund's Investments." Municipal securities generally include general obligation bonds, revenue bonds and notes, and municipal lease interests. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X| Municipal Bonds. We have classified longer term municipal securities as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (or "industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.


      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.


         |_| General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits on the rate or amount of special assessments that can be levied to meet these obligations.

         |_| Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities bonds have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         |_| Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

         |_| Mello-Roos Bonds. These are bonds issued under the California Mello-Roos Community Facilities Act. They are used to finance infrastructure projects, such as roads or sewage treatment plants. In most cases they are secured by real estate taxes levied on property located in the same community as the project. This type of financing was created in response to statutory limits on real property taxes that were enacted in California. The bonds do not constitute an obligation of a municipal government. Timely payment of principal and interest depends on the ability of the developer of the project or other property owners to pay their real estate taxes. Therefore these bonds are subject to risks of nonpayment as a result of a general economic of real estate market decline or decline in the real estate market, as well as the credit risk of the developer.

         |_| Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds: for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified
Section 501(c)(3) bonds, and qualified student loan bonds.

      In addition, limitations on the amount of private activity bonds that each state may issue were revised downward by the Tax Reform Act, which has reduced the supply of such bonds. The value of the Fund's portfolio could be affected if there is a further reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the federal alternative minimum tax on individuals and corporations.

      The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero. This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond based on a ratio between the interest the Fund receives and the total amount of the Fund's exempt interest dividends.

      In addition, under some circumstances, corporate taxpayers subject to the alternative minimum tax may have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur if the "adjusted current earnings" of the corporation exceed its alternative minimum taxable income.


      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for the 10% threshold.


      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund can invest in industrial development bonds and other private activity bonds. Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Fund.

      A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.


      Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.


         |_| Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

         |_|      Revenue Anticipation Notes.  These are notes issued in
expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

         |_|      Bond Anticipation Notes.  Bond anticipation notes are
issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

         |_|  Construction  Loan  Notes.  These  are  sold  to  provide  project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax-Exempt Commercial Paper.  This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.


      |X| Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Fund would be limited as described below in "Illiquid Securities." From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Directors. Those guidelines require the Manager to evaluate:
      o the frequency of trades and price quotations for such securities; o the number of dealers or other potential buyers willing to purchase or sell such securities;
      o  the availability of market-makers; and
      o  the nature of the trades for such securities.


      While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.



      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.


      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.


      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.

      |X| Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service, Standard & Poor's Rating Service and Fitch IBCA, Inc. represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Subsequent to its purchase by the Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard & Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund can buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account. This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      A list of the rating definitions of Moody's, S&P and Fitch for municipal securities is contained in Appendix A to this Statement of Additional Information. Because the Fund can purchase securities that are unrated by nationally recognized rating organizations, the Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and will assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

         o Special Risks of Lower-Grade Securities. The Fund can invest up to 25% of its total assets in "lower grade" debt securities. The Fund can do so to seek current income. Because lower-rated securities tend to offer higher yields than investment grade securities, the Fund can invest in lower grade securities if the Manager is trying to achieve greater income.

      "Lower-grade" municipal securities include municipal bonds and notes rated below "investment grade." That includes municipal bonds that have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or Duff & Phelps, or similar ratings by other rating organizations and municipal notes rated SP-2 by Standard & Poor's, MIG by Moody's or F-2 by Fitch. While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. If municipal securities are unrated and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, those municipal securities are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade securities.


      Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.


      Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. However, the Fund's limitations on these investments may reduce, to the Fund's exposure to those risks.

Special Risks of Investing Primarily in California Municipal Securities. Because the Trust focuses its investments primarily on California municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California and its municipalities, authorities and other instrumentalities that issue securities. There have been a number of political developments, voter initiatives, state constitutional amendments and legislation in California in recent years that may affect the ability of the State government and municipal governments to pay interest and repay principal on the securities they have issued. In addition, in recent years, the State of California has derived a significant portion of its revenues from personal income and sales taxes. Because the amount collected from these taxes is particularly sensitive to economic conditions, the State's revenues have been volatile.

      It is not possible to predict the future impact of the legislation and economic considerations described below on the long-term ability of the State of California or California municipal issuers to pay interest or repay principal on their obligations. In part that is because of possible inconsistencies in the terms of the various laws and Propositions and the applicability of other statutes to these issues. The budgets of California counties and local governments may be significantly affected by state budget decisions beyond their control. The information below about these conditions is only a brief summary, based upon information the Trust has drawn from sources that it believes are reliable.

         o Changes to the State Constitution. Changes to the state constitution in recent years have raised general concerns about the ability of the State and municipal governments in California to obtain sufficient revenues to pay their bond obligations. In 1978, California voters approved Proposition 13, an amendment to the state constitution. The Proposition added a new section to the constitution that limits ad valorem taxes on real property and restricts the ability of local taxing entities to increase real property taxes. However, legislation enacted after Proposition 13 provided help to California municipal issuers to raise revenue to pay their bond obligations. During the severe recession California experienced from 1991 to 1993, the State legislature eliminated significant components of its aid to local governments. The State has since increased aid to local governments and reduced certain mandates for local services. Whether legislation will be enacted in the future to either increase or reduce the redistribution of State revenues to local governments, or to make them less dependent on State budget decisions, cannot be predicted. Even if legislation increasing such redistribution is passed, it cannot be predicted whether in every instance it will provide sufficient revenue for local municipal issuers to pay their bond obligations.

      Another amendment to the state constitution may also have an adverse impact on state and municipal bond obligations. That amendment restricts the state government from spending amounts in excess of appropriation limits imposed on each state and local government entity. If revenues exceed the appropriation limit, those revenues must be returned, in the form of a revision in the tax rates or fee schedules.

         o Voter Initiatives. California voters have approved a number of initiatives that affect the ability of the state and municipalities to finance their bond obligations. In 1988, California voters approved Proposition 98, which requires a minimum level of funding for public schools and community colleges. In 1986, voters approved Proposition 62, which had a number of effects. One requires that any special tax imposed by a local government must be approved by a two-thirds vote of the electorate. In 1995, the California Supreme Court upheld the constitutionality of that Proposition. That created uncertainty as to the legality of certain local taxes enacted by non-charter cities without voter approval. It is not possible to predict the eventual impact of that decision.


      In 1996, California voters approved Proposition 218. That initiative applied the provisions of Proposition 62 to all government entities, including cities having charters. It requires that all taxes for general purposes be approved by a simple majority of the popular vote, and that taxes for special purposes must be approved by a two-thirds majority vote. Proposition 218 also limits the authority of local governments to impose property-related assessments, fees and charges. It requires that such assessments be limited to the special benefit conferred and prohibits their use for general governmental services. The Proposition enables voters to use their initiative powers to reduce or repeal previously-authorized taxes, assessments, fees and charges.


            o Effect of other State Laws on Bond Obligations. Some of the tax-exempt securities that the Trust can invest in may be obligations payable solely from the revenues of a specific institution or secured by specific properties. These are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be adversely affected by State laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property. Debt obligations payable solely from revenues of health care institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the State legislature for such purpose.

         o The Effect of General Economic Conditions in the State. The California economy has been recovering from a general economic recession of a few years ago. In 1997, the rate of growth in new jobs has been generally high compared to the rest of the country. The unemployment rate, while relatively higher than the national average, fell to an average of 5.9% in 1998, compared to over 10% during the recessionary period. Many of the new jobs were created in industries such as computer services, software design, motion pictures and high technology manufacturing. Business services, export trade and other manufacturing also experienced growth. Recent economic reports indicate that, while the rate of economic growth in California is expected to moderate over the next year, the increases in employment and income may exceed those of the nation as a whole. The unsettled financial situation occurring in certain Asian economies, and its spillover effects elsewhere, may continue to adversely affect the State's export-related industries and, therefore, the State's rate of economic growth.

On June 29, 1999, the Governor of California signed the 1999-2000 Budget Act. The Budget Act estimated General Trust revenues and transfers of $63.0 billion, and contained expenditures totaling $63.7 billion. The Budget Act also contained expenditures of $16.1 billion from special funds and $1.5 billion from bond funds. The Administration estimated a budget reserve balance at June 30, 2000, of approximately $881 million. Not included in this amount was an additional $300 million which (after the Governor's vetoes) was "set aside" to provide funds for employee salary increases (to be negotiated in bargaining with employee unions), and for litigation reserves. The Budget Act anticipates normal cash flow borrowing during the fiscal year. Continued State economic expansion and large revenue increases enabled the Governor and State legislature to provide increases in spending programs in the 1999-2000 budget. These included large increases in education and health and human services funding.

      In recent past years the state has experienced reductions in the overall credit ratings assigned to its General Obligation bonds by several major rating agencies. In July 1994, the ratings of those bonds were downgraded from Aa to A1 by Moody's, from A+ to A by Standard & Poor's and from AA to A by Fitch. At the time, the rating agencies all cited uncertainty about the State's ability to balance its budget by 1996. In 1996, noting improvements in the economy in California and the state budget, both Fitch and Standard & Poor's raised their ratings of the State's General Obligation bonds from A to A+, in 1997 Fitch raised its rating to AA-, in 1998 Moody's raised its rating to Aa3, and in 1999 Standard & Poor's raised its rating to AA-.

            o Special Financial Problems of Local Governments. Some local governments in California have experienced notable financial difficulties. On December 6, 1994, Orange County, California, became the largest municipality in the United States ever to have filed for protection under federal bankruptcy laws. The filing stemmed from losses of about $1.7 billion in the County's investment pool due to investments in high-risk derivative securities. In September 1995 the state legislature approved legislation that permitted Orange County to use for bankruptcy recovery $820 million in sales taxes over 20 years that were previously earmarked for highways, transit and development. In June 1996 the County completed an $880 million bond offering secured by real property owned by the County. On June 12, 1996, the County emerged from bankruptcy. On January 7, 1997, Orange County returned to the bond market with a $136 million bond issue. In December 1997, Moody's raised its ratings on $325 million of Orange County pension obligation bonds to Baa3 from Ba. In February 1998, Fitch assigned outstanding Orange County pension obligation bonds a BBB rating. In September 1999, Moody's assigned the County an issuer (implied general obligation) rating of Aa3 and, among other things, upgraded the ratings on the County's pension obligation bonds to A1.

      Los Angeles County, the nation's most populous county, has also experienced financial difficulties. Between 1992 and 1995, the County's long-term bonds were downgraded three times. This occurred as a result of a number of factors, including severe operating deficits for the county's health care system. In addition, the County was affected by a long-term loss of revenue caused by state property tax shift initiatives in 1993 through 1995. The County's improving financial condition has been reflected in improved general obligation bond ratings. In June 1999, the Los Angeles County Board of Supervisors approved a budget of approximately $15 billion for 1999-2000, up from the $13.6 billion approved for the previous fiscal year. The County's financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department.

Year 2000 Concerns. In October 1997, the Governor of California issued an executive order stating that solutions to the Year 2000 problem would be a state government priority. Although the State reports that it is making substantial progress overall toward the goal of Year 2000 compliance, the task is very complex and will likely encounter unexpected difficulties. The State has not predicted whether all mission critical system will be ready and tested by late 1999 or what impact failure of any particular IT system(s) or of outside interfaces with State IT systems might have. The State has indicated that all mission critical systems will have a contingency business plan in place to mitigate potential system failures.

      The State Treasurer's Office has reported that its systems for bond payments are fully Y2K compliant. The State Controller's Office has reported that it has completed the necessary Y2K remediation projects for the State fiscal and accounting system. Both offices report they are actively working with outside entities with which they interface to ensure they are also compliant.

      There can be no assurance that the steps taken by state or local governments or agencies to address the Year 2000 problem will be sufficient to avoid any adverse impact on their budgets or operations. Therefore, the possible impact of Year 2000 problems on the debt securities issued by those governments and agencies, and which may be owned by the Trust, cannot be predicted with any certainty.

Other Investment Techniques and Strategies. In seeking its objective, the Fund can from time to time use the types of investment strategies and investments described below. It is not required to use all of there strategies at all times and at times may not use them.

      |X| Floating Rate and Variable Rate Obligations. Variable rate demand obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager can determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

      |X| Inverse Floaters and Other Derivative Investments. The Fund can invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock" option.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.


      Inverse floaters are a form of derivative investment. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these investments could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These investments can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.


      |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis, and can purchase or sell such securities on a "delayed-delivery" or "forward commitment" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. The Fund does not use this technique for speculative purposes.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, from time to time, the Fund can purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and might cause a loss to the Fund. No income begins to accrue to the Fund on a "when-issued" security until the Fund receives the security at settlement of the trade.

      The Fund can engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in "when-issued" and "delayed-delivery" transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund normally would enter into "when-issued" or delayed-delivery purchase transactions to acquire securities, the Fund can dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a "when-issued" security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it might incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a "when-issued" or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify to its custodian bank, cash, U.S. government securities or other high- grade debt obligations at least equal to the value of purchase commitments until the Fund pays for the investment.

      "When-issued" transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X| Zero-Coupon Securities. The Fund can buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.


      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.


      |X| Puts and Standby Commitments. If the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The Fund would enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments might not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's Board of Directors from time to time.


      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. Because income earned on repurchase transactions is not tax-exempt, under normal market conditions the Fund will limit its repurchase transactions to 20% of its total assets. That limit may be exceeded if the Fund uses repurchase agreements as temporary defensive investments.


      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      |X| Illiquid and Restricted Securities. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund might have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund has percentage limitations that apply to purchases of restricted and illiquid securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Directors of the Fund or by the Manager. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.


      The  Fund  can  also  acquire   restricted   securities   through  private
placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.


      |X| Loans of Portfolio Securities. The Fund can lend its portfolio securities to brokers, dealers and other financial institutions. The Fund might do so to raise cash for liquidity purposes. These loans are limited to not more than 10% of the value of the Fund's net assets. There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.


      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.


      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities, It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower. The Fund can pay reasonable finder's, administrative or other fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Borrowing. The Fund can borrow up to 10% of the value of its total assets. It can borrow only as a temporary measure for extraordinary or emergency purposes. The Fund cannot make any investment when borrowings exceed 5% of its total assets. The Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times while a borrowing is outstanding. Interest on borrowed money is an expense the Fund would not otherwise incur, so that it might have reduced net income during periods of substantial borrowings.

      |X| Hedging. The Fund can use hedging to attempt to protect against declines in the market value of the its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:
          o sell interest rate futures or municipal bond index  futures,
          o buy puts on such futures or securities, or
          o write covered calls on securities, interest rate futures or municipal bond index futures. Covered calls can also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund can also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund could:
      o buy  interest  rate futures or municipal  bond index  futures,  or
      o buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments even though it is permitted to use them in the manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund can employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

         |_| Futures. The Fund can buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").


      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.


      Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, the Fund can elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the future for tax purposes. Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund can concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future). The Fund would benefit if municipal bonds outperform U.S. Treasury Bonds on a duration-adjusted basis.


      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).


         |_|      Put and Call Options.  The Fund can buy and sell certain
kinds of put options (puts) and call options (calls). These strategies are described below.


         |_|      Writing Covered Call Options.  The Fund can write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
            After the Fund writes a call,  not more than 25% of the Fund's total assets may be subject to calls.
(2) Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written.

(3) The Fund can write calls on futures contracts that it owns, but these calls must be covered by securities or other liquid assets that the Fund owns and identifies on the Fund's books to enable it to satisfy its obligations if the call is exercised.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.


      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker. The Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.


      To terminate its obligation on a call it has written, the Fund can purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

      The Fund can also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying in escrow an equivalent dollar value of liquid assets on the Fund's books. The Fund will identify additional liquid assets on its books assets if the value of the escrowed assets drops below 100% of the current value of the future. Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

         Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 25% of the Fund's total assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.


      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.


      The Fund can decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

         |_| Purchasing Calls and Puts. The Fund can buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It can also buy calls to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ, or traded in the over-the-counter market. The Fund can buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.


      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund can buy puts that relate to securities, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the underlying investment in its portfolio).

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).


         |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.


      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.


      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.


      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market might decline. If the Fund then concluded not to invest in such securities because of concerns that there might be further market decline or for other reasons, the Fund would realize a loss on the hedging instruments that would not be offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. The Fund could experience losses if it could not close out a position because of an illiquid market for the future or option.


         |_| Interest Rate Swap Transactions. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they could swap a right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will identify liquid assets on its books (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party. Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions established by the Commodity Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule
4.5 adopted by the CFTC. That Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund can write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.


      Under the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it.


      |X|   Temporary Defensive Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:
      o  short-term municipal securities;
      o obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
      o  short-term debt securities;
      o  repurchase agreements;
      o commercial paper rated A-1 by Standard & Poor's, or a comparable rating by another nationally recognized rating agency;
      o certificates of deposit of domestic banks with assets of $1 billion or more; and
      o  cash equivalents

      |X| Taxable Investments. While the Fund can invest up to 20% of its total assets in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. To the extent it invests in taxable securities, the Fund would not be able to meet its objective of providing tax exempt income to its shareholders. Taxable investments include, for example, hedging instruments, repurchase agreements, and the types of securities the Fund could buy for temporary defensive purposes.


Investment Restrictions


      n What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.


      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.


      n Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

      o The Fund cannot lend money except in connection with the acquisition of debt securities which the Fund's investment policies and restrictions permit it to purchase. The Fund can also make loans of portfolio securities, subject to the restrictions stated under "Loans of Portfolio Securities."

      o The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in municipal securities, obligations issued by the State of California or its subdivisions, agencies, authorities or instrumentalities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot invest in any other securities other than municipal securities, temporary defensive investments and hedging instruments.

      o The Fund cannot invest in interests in oil or gas exploration or development programs or in commodities. However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

      o The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

      o The Fund cannot purchase securities on margin. However, the Fund can make margin deposits when using hedging instruments permitted by any of its other policies.

      o The Fund cannot invest in companies for the purpose of acquiring control or management of those companies.

      o The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

      o The Fund cannot invest in or hold securities of any issuer if officers and directors of the Fund or the Manager individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

      o The Fund cannot invest in other open-end investment companies or invest more than 5% of its net assets through open market purchases in closed-end investment companies, including small business investment companies. The Fund cannot make any such investment at commission rates in excess of normal brokerage commissions.

      o The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign any of its assets to secure a debt. Collateral arrangements for premium and margin payments in connection with hedging instruments are not deemed to be a pledge of assets.

o o The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.


      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Non-Diversification of the Fund's Investments. The Fund is "non-diversified" as defined in the Investment Company Act. Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer." That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.


      Being non-diversified poses additional investment risks, because if the Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code. By qualifying, it does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions. First, not more than 25% of the market value of the Fund's total assets can be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets, (1) not more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.


      The identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against Concentration. To implement its policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. Those industry classifications are not a fundamental policy.


      In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval.


How the Fund is Managed

Organization and History. The Fund is one of two investment portfolios, or "series" of Oppenheimer Main Street Funds, Inc. That corporation is an open-end, management investment company organized as a Maryland corporation in 1987. The Fund is a non-diversified mutual fund and commenced operations on May 18, 1990.

      The Fund's parent corporation is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.


         o Classes of Shares. The Board of Directors has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has two classes of shares: Class A and Class B. Both classes invest in the same investment portfolio. Each class of shares:
o has its own dividends and  distributions,
o pays certain  expenses which may be different for the different  classes,
o may have a different net asset value,
o may have separate voting rights on matters in which interests of one class are different from interests of another class,  and
o votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      The Directors are authorized to create new series and classes of shares. The Directors may reclassify unissued shares of the Fund's parent corporation or its series or classes into additional series or classes of shares. The Directors also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.


         o Meetings of Shareholders. Although the Fund is not required by Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters. The shareholders of the Fund's parent corporation have the right to call a meeting to remove a Director or to take certain other action described in the Articles of Incorporation or under Maryland law.

      The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. The Fund will hold a meeting when the Directors call a meeting or upon proper request of shareholders. If the Fund's parent corporation receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a Director), the Directors will call a meeting of shareholders for that specified purpose. The Fund's parent corporation has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants' expense.

      Shareholders of the Fund and of its parent corporation's other series vote together in the aggregate on certain matters at shareholders' meetings. Those matters include the election of Directors and ratification of appointment of the independent auditors. Shareholders of a particular series or class vote separately on proposals that affect that series or class. Shareholders of a series or class that is not affected by a proposal are not entitled to vote on the proposal. For example, only shareholders of a particular series vote on any material amendment to the investment advisory agreement for that series. Only shareholders of a particular class of a series vote on certain amendments to the Distribution and/or Service Plans if the amendments affect only that class.

Directors and Officers of the Fund. The Directors of the Fund's parent corporation and the Fund's officers and their principal occupations and business affiliations during the past five years are listed below. Directors denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Directors are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds1:


Oppenheimer Cash Reserves             Oppenheimer Senior Floating Rate Fund
Oppenheimer Champion Income Fund      Oppenheimer Strategic Income Fund
Oppenheimer Capital Income Fund       Oppenheimer Total Return Fund, Inc.
Oppenheimer High Yield Fund           Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund   Panorama Series Fund, Inc.
Oppenheimer Integrity Funds           Centennial America Fund, L. P.
Oppenheimer Limited-Term Government
Fund                                  Centennial California Tax Exempt Trust
Oppenheimer Main Street Funds, Inc.   Centennial Government Trust
Oppenheimer Main Street Small Cap
Fund.                                 Centennial Money Market Trust
Oppenheimer Municipal Fund            Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund           Centennial Tax Exempt Trust

      Ms. Macaskill and Messrs. Swain, Bishop, Wixted, Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices with the other Denver-based Oppenheimer funds. As of December 10, 1999, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect shares held of record by an employee benefit plan for employees of the Manager other than shares beneficially owned under that plan by the officers of the Fund listed below. Ms. Macaskill and Mr. Donohue, are trustees of that plan.

------------------
1. Ms. Macaskill and Mr. Bowen are not Trustees or Directors of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. or Oppenheimer Variable Account Funds. Mr. Fossel and Mr. Bowen are not Trustees of Centennial New York Tax Exempt Trust or Managing General Partners of Centennial America Fund, L.P.


Robert G. Avis*, Director, Age: 68
One North Jefferson Ave., St. Louis, Missouri 63103
Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc. (general partnership of private equity funds), Director of A.G. Edwards & Sons, Inc. (a broker-dealer) and Director of A.G. Edwards Trust Companies (trust companies), formerly, Vice Chairman of A.G. Edwards & Sons, Inc. and A.G.
Edwards, Inc. (its parent holding company) and Chairman of A.G.E. Asset Management (an investment advisor).

William A. Baker, Director, Age: 84

197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.


George C. Bowen, Director, Age: 63
9224 Bauer Court, Lone Tree, Colorado 80124
Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April
1986) of HarbourView Asset Management Corporation; Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April
1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer; Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997).


Jon S. Fossel, Director, Age: 57
P.O. Box 44, Mead Street, Waccabuc, New York 10597

Formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp., the Manager's parent holding company, and Shareholder Services, Inc. and Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager.

Sam Freedman, Director, Age: 59
4975 Lakeshore Drive, Littleton, Colorado 80123

Formerly Chairman and Chief Executive Officer of

OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc., Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc., Vice President and director of Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Director, Age: 70
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).

C. Howard Kast, Director, Age: 78

2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).


Robert M. Kirchner, Director, Age: 78
7500 E. Arapahoe Road, Englewood, Colorado 80112

President of The Kirchner Company (management consultants).


Bridget A. Macaskill*, President and Director, Age: 51
Two World Trade Center, New York, New York 10048-0203
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView Asset Management Corporation, an investment advisor subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September
1995),  transfer agent  subsidiaries of the Manager;  President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Prudential Corporation plc (a U.K. financial service company).

Ned M. Steel, Director, Age: 84
3416 South Race Street, Englewood, Colorado  80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.

James C. Swain*, Chairman, Chief
Executive Officer and Director, Age: 66
6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment advisor subsidiary of the Manager and Chairman of the Board of Shareholder Services, Inc.

Christian D. Smith, Senior Vice
President and Portfolio Manager, Age: 37
Two World Trade Center, New York, New York 10048-0203 Senior Vice President of the Manager (since October 11, 1999); an officer of other Oppenheimer funds. From January 1999 to September 1999 he was Co-Head of the Municipal Portfolio Management Team of Prudential Global Asset Management (an investment advisor), prior to which he was a portfolio manager for that firm (January 1990 to January
1999).

Andrew J. Donohue, Vice President and Secretary, Age: 49
Two World Trade Center, New York, New York  10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and (since September 1995) Oppenheimer Partnership Holdings, Inc.; President and a director of Centennial Asset Management Corporation (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 34
6803 South Tucson Way, Englewood, Colorado 80112


Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Brian W. Wixted, Treasurer, Age: 40
6803 South Tucson Way, Englewood, Colorado 80112


Senior Vice President and Treasurer (since April 1999) of the Manager; Treasurer of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since April 1999); Assistant Treasurer of Oppenheimer Acquisition Corp. (since April 1999); Assistant Secretary of Centennial Asset Management Corporation (since April 1999); formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991 - March 1995); and Vice President and Accounting Manager, Merrill Lynch Asset Management (November 1987 - September 1991).

Robert G. Zack, Assistant Secretary, Age: 51
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November 1989); Assistant Secretary of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

      |X| Remuneration of Directors. The officers of the Fund and three Directors of the Fund (Ms. Macaskill and Messrs. Bowen and Swain) are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Directors of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended August 31, 1999. The compensation from all of the Denver-based Oppenheimer funds includes the compensation from the Fund and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1998.

---------------------------------------------------------------------------

                                    Aggregate         Total Compensation
                                  Compensation      from all Denver-Based
Director's Name and Position        from Fund         Oppenheimer Funds1

---------------------------------------------------------------------------
---------------------------------------------------------------------------



Robert G. Avis                        $248                 $67,998

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William A. Baker                      $254                 $69,998

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George C. Bowen2                       $43                   NONE

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Jon. S. Fossel
Review Committee Member               $252                 $67,496

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Sam Freedman
Review Committee Member               $270                 $73,998

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---------------------------------------------------------------------------



Raymond J. Kalinowski
Audit Committee Member                $267                 $73,998

---------------------------------------------------------------------------
---------------------------------------------------------------------------



C. Howard Kast
Audit and Review
Committee Chairman                    $286                 $76,998

---------------------------------------------------------------------------
---------------------------------------------------------------------------



Robert M. Kirchner
Audit Committee Member                $251                 $67,998

---------------------------------------------------------------------------
---------------------------------------------------------------------------



Ned M. Steel                          $248                 $67,998

---------------------------------------------------------------------------

1.    For the 1998 calendar year.
2. Mr. Bowen did not receive compensation during the 1998 calendar year as he was affiliated with the Manager during that period.

      n Deferred Compensation Plan. The Board of Directors has adopted a Deferred Compensation Plan for disinterested directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds.

      Deferral of Director's fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred fee account.

      O Major Shareholders. As of December 10, 1999 there are no persons who owned of record or where known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      n The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Fixed Income Portfolio Department provide the portfolio manager with counsel and support in managing the Fund's portfolio.


      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.


      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Directors, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.


      Under the investment advisory agreement, the Manager is paid a fee based on the average annual net assets of the Fund. The rates at which the Manager is paid depend on the amount of the Fund's average annual net assets:

      o When net assets are less than $25 million, no fee is paid to the Manager.
      o When net assets are $25 million or more but less than $50 million, the rate of the fee is 0.15% of average annual net assets.
      o When net assets are $50 million or more but less than $75 million, the rate of the fee is 0.25% of average annual net assets.
      o When net assets are $75 million or more but less that $100 million, the rate of the is 0.40% of average annual net assets.
      o When net assets are $100 million or more, the rate is 0.55% of average annual net assets.

      Apart from the investment advisory agreement, the Manager has voluntarily agreed to waive a portion of its fee, so that when the Fund's net assets are $100 million or more, the Manager's fee is paid at a rate of 0.40% of average annual net assets. The Manager can terminate or amend that waiver at any time, on notice to the Board of Directors. The management fees paid by the Fund to the Manager are applied to the aggregate assets of the Fund. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager in the last three fiscal years are shown in the chart below.


--------------------------------------------------------------------------------
                                                    Management fees Paid to
  Fiscal Year ended    Management Fee (Without      OppenheimerFunds, Inc.
        8/31:             Voluntary Waiver)             (After Waiver)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         1997                  $353,136                    $353,136
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         1998                  $646,955                    $470,845
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         1999                  $770,241                    $560,175

--------------------------------------------------------------------------------


      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names "Oppenheimer" and "Main Street" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund's parent corporation to use the names "Oppenheimer" and "Main Street" as part of its name and the name of the Fund.


Brokerage Policies of the Fund


Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution" refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Directors.


      Under the investment advisory agreement, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those other considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.


Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.


      Most securities purchases made by the Fund are principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.

      Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more of funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.


      The Board of Directors has permitted the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.


Distribution and Service Plans


The Distributor. Under its General Distributor's Agreement with the Fund's parent corporation, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.


      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below.

------------------------------------------------------------------------------
             Aggregate       Class A
             Front-End       Front-End       Commissions on  Commissions on
             Sales Charges   Sales Charges   Class A Shares  Class B Shares
Fiscal Year  on Class A      Retained by     Advanced by     Advanced by
Ended 8/31:  Shares          Distributor     Distributor1    Distributor1
------------------------------------------------------------------------------
------------------------------------------------------------------------------
    1997        $293,130         $46,207           N/A           $213,863
------------------------------------------------------------------------------
------------------------------------------------------------------------------
    1998        $406,963         $41,120         $71,099         $465,076
------------------------------------------------------------------------------
------------------------------------------------------------------------------

    1999        $370,004         $65,422         $27,796         $426,112

------------------------------------------------------------------------------
1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B shares from its own resources at the time of sale.


------------------------------------------------------------------------------
                          Class A Contingent       Class B Contingent
                          Deferred Sales Charges   Deferred Sales Charges
Fiscal Year Ended 8/31    Retained by Distributor  Retained by Distributor
------------------------------------------------------------------------------
------------------------------------------------------------------------------

          1999                     $4,038                   $95,508

------------------------------------------------------------------------------

      For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service Plans," below.

Distribution and Service Plan. The Fund has adopted a Distribution and Service Plan for Class B shares Rule 12b-1 of the Investment Company Act. Under the plan the Fund reimburses the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of Class B shares.

      The plan has been approved by a vote of the Board of Directors, including a majority of the Independent Directors2, cast in person at a meeting called for the purpose of voting on that plan. The shareholder vote for the Distribution and Service Plans for Class B shares was cast by the Manager as the sole initial holder of Class B shares of the Fund.

--------------
2. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Directors" in this Statement of Additional Information refers to those Directors who are not "interested persons" of the Fund (or its parent corporation) and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan. 1 However, that commission will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year. 2 This provision does not apply to IRAs. 3 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs. 4 This provision does not apply to IRAs. 5 This provision does not apply to loans from 403(b)(7) custodial plans. 6 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.




      Under the plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.


      Unless the plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Directors and its Independent Directors specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. The plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding Class B shares.

      The Board of Directors and the Independent Directors must approve all material amendments to the plan. An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders of Class B.


      While the plan is in effect, the Treasurer of the Fund shall provide written reports on the plan to the Board of Directors at least quarterly for its review. The Reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Directors.

      The plan states that while it is in effect, the selection and nomination of those Directors of the Fund's parent corporation who are not "interested persons" of the corporation (or the Fund) is committed to the discretion of the Independent Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Directors.


      Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Directors. The Board of Directors has set no minimum amount of assets to qualify for payments under the plan.


         o Class B Service and Distribution Plan Fees. Under the plan, service fees and distribution fees are computed on the average of the net asset value of Class B shares, determined as of the close of each regular business day during the period. The plan allows the Distributor to be reimbursed for its services and costs in distributing Class B shares and servicing accounts.

      Under the service plan, the services provided by recipients to their customers include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net asset of Class B. The Board has set the rate at that level.


      The plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the service fee payment. If Class B shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to reimburse dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B shares. The payments are made to the Distributor in recognition that the
Distributor:

      o pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described above,
      o may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
      o employs personnel to support distribution of Class B shares, and
      o bears the costs of sales literature, advertising and prospectuses

         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.


      The Distributor's actual expenses in selling Class B shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If the Class B plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. All payments under the Class B plan is subject to the limitation imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.


--------------------------------------------------------------------------------

      Distribution Fees Paid to the Distributor for the Year Ended 8/31/99

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   Distributor's
                                            Distributor's       Unreimbursed
              Total          Amount         Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
Class:        Under Plan     Distributor    Expenses Under Plan of Class

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan     $280,483       $238,366        $1,067,326           3.59%

--------------------------------------------------------------------------------

1. Includes $1 paid to an affiliate of the Distributor's parent company.


      All payments under the Class B plan are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

      o Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      o An investment in the Fund is not insured by the FDIC or any other government agency.
      o The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
      o When an investor's shares are redeemed, they may be worth more or less than their original cost.
      o Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.


      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.


      |X| Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

         |_| Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.


      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

                                             a-b       6
                   Standardized Yield = 2 ((------ + 1) - 1)
                                              cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b = expenses accrued for the period (net of any expense assumptions). c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends. d = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.


      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

         |_| Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:


            Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.


         |_| Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated federal tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated. Your tax bracket is determined by your federal and state taxable income (the net amount subject to federal and state income tax after deductions and exemptions). The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

--------------------------------------------------------------------------------

             The Fund's Yields for the 30-Day Periods Ended 8/31/99

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                           Tax-Equivalent Yield
Class of                                                     (45.22% Combined
Shares                                                      Federal/California
               Standardized Yield      Dividend Yield          Tax Bracket)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             Without    After       Without    After      Without     After
             Sales      Sales       Sales      Sales      Sales       Sales
             Charge     Charge      Charge     Charge     Charge      Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A        5.26%       5.01%      5.26%      5.01%       9.60%      9.15%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B        4.25%        N/A       4.25%       N/A        7.76%       N/A

--------------------------------------------------------------------------------


      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.


         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter.


         |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:



                    ( ERV ) 1/n
                    (-----) -1 = Average Annual Total Return
                    (  P  )


         |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                             ERV - P
                             ------- = Total Return
                                P


      |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A or Class B shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.


--------------------------------------------------------------------------------
             The Fund's Total Returns for the Periods Ended 8/31/98
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          Cumulative Total
Class of  Returns (10
Shares    years or Life of
          Class)                        Average Annual Total Returns
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                   5-Year           10-Year
                                                     (or              (or
                                 1-Year        life-of-class)    life-of-class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
          Charge   Charge   Charge   Charge   Charge   Charge   Charge  Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A   81.84%   90.90%   -6.11%   -1.42%   5.44%    6.47%    6.65%1  7.21%1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B   24.52%   25.46%   -7.10%   -2.41%   5.09%    5.42%    3.83%2  3.96%2

--------------------------------------------------------------------------------
1. Inception of Class A:      5/18/90

2. Inception of Class B: 10/29/93. Because Class B shares convert to Class A shares 72 months after purchase, the "Life-of-Class" return for Class B shares uses Class A performance for the period after conversion.



Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.


         |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked by Lipper against all other California municipal debt funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |_| Morningstar Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is included in the municipal bond category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other fund in the fund's category. Five stars is the "highest" rating (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's (or class's) overall rating, which is the fund's 3-year rating or its combined 3- and 5-year rating (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year ranking (weighted 40%/30%/30%, respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly.

The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star ratings. Those total return rankings are percentages from one percent to one hundred percent and are not risk adjusted. For example if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

         |_| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.


      Investors may also wish to compare the Fund's returns to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.


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A B O U T  Y O U R  A C C O U N T

------------------------------------------------------------------------------

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.


Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      n Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
      o Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
      o current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
      o Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.


      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.


      n The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:

                                          Oppenheimer Main Street California
Oppenheimer Bond Fund                     Municipal Fund
                                         Oppenheimer Main Street Growth & Income
Oppenheimer Capital Appreciation Fund     Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
Oppenheimer Champion Income Fund          Oppenheimer Multiple Strategies Fund
Oppenheimer Convertible Securities Fund   Oppenheimer Municipal Bond Fund
Oppenheimer Developing Markets Fund       Oppenheimer New York Municipal Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer New Jersey Municipal Fund
Oppenheimer Disciplined Value Fund        Oppenheimer Pennsylvania Municipal
                                          Fund
Oppenheimer Discovery Fund                Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Enterprise Fund               Inc.
                                          Oppenheimer Quest Global Value Fund,
Oppenheimer Capital Income Fund           Inc.
Oppenheimer Europe Fund                   Oppenheimer Quest Opportunity Value
                                          Fund
Oppenheimer Florida Municipal Fund        Oppenheimer Quest Small Cap Value Fund
Oppenheimer Global Fund                   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Real Asset Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Total Return Fund, Inc.
Oppenheimer Insured Municipal Fund        Oppenheimer Trinity Core Fund
Oppenheimer Intermediate Municipal Fund   Oppenheimer Trinity Growth Fund
Oppenheimer International Bond Fund       Oppenheimer Trinity Value Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer International Small Company
Fund                                      Oppenheimer World Bond Fund
Oppenheimer Large Cap Growth Fund         Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals


and the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.


      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.


      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.


      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.


      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.


         |_|      Terms of Escrow That Apply to Letters of Intent.


      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
     (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
             (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.


Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are only available if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer - sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debt will be made two business days prior to the investment dates you selected in your Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of the Asset Builder payment or you can terminate these at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.


Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B is subject.


      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

         |_| Class B Conversion. The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the shareholder under federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |_| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian bank fees, Directors' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Directors, custodian bank expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.


      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).


Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and U.S. holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days, and the value of some of the Fund's portfolio securities may change significantly on those days, when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation.  The Fund's Board of Directors has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:


      o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
      o The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry: (1) debt instruments that have a maturity of more than 397 days when issued,
(2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

      o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

      o    Securities    (including    restricted    securities)    not   having
readily-available market quotations are valued at fair value determined under the Board's procedures.


      If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Directors. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, interest rate futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Directors or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

Information on how to sell shares of the Fund is stated in the Prospectus. The information below provides additional information about the procedures and conditions for redeeming shares.


Checkwriting. When a check is presented to the Fund's bank for clearance, the bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue to receive dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the bank listed on the check or at the Fund's custodian bank. That limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering Checkwriting privileges at any time without prior notice.


      In choosing to take advantage of the Checkwriting privilege by signing the Account Application or by completing a Checkwriting card, each individual who signs:
(1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of such registered owner(s);
(3) authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;
(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6) acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

      o Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
      o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.


      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.


Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Directors of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.


      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B contingent deferred sales charge will be followed in determining the order in which shares are transferred.


Sending Redemption Proceeds by Wire. The wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.


Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.


      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.


      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1-800-525-7048.

      Allof the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market
         Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer
         Class A shares.
      Oppenheimer Main Street  California  Municipal Fund currently  offers only
         Class A and Class B shares.
      Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

      Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds. Class A shares of Senior Floating Rate Fund that are exchanged for shares of the other Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.
o Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.


      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.


      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |_| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares.


      When Class B shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one Class must specify whether they intend to exchange Class A or Class B shares.


         |_| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |_| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a Prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

            |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request. When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.


      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.


      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among Class A and Class B shares.

Tax Status of the Fund's Dividends and Distributions. The Fund intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.


      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources treats the dividend as a receipt of either ordinary income or long-term capital gain in the computation of gross income, regardless of whether the dividend is reinvested: certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities); (1) income from securities loans; (2) income or gains from options or futures; or (3) an excess of net short-term capital gain over net long-term capital loss from the Fund.


      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase (which period may be shortened by regulation) will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as dividends and distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.


      In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code, the Fund will also be exempt from California corporate income and franchise taxes. It will also be qualified under California law to pay exempt interest dividends that will be exempt from California personal income tax. That exemption applies to the extent that the Fund's distributions are attributable to interest on California municipal securities and qualifying obligations of the United States government, if at least 50% of the Fund's assets are invested in such obligations at the close of each quarter in its tax year. Distributions from the Fund attributable to income from sources other than California municipal securities and U.S. government obligations will generally be subject to California income tax as ordinary income.

      Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable income in determining California corporate franchise tax or income tax for corporate shareholders of the Fund. Additionally, certain distributions paid to corporate shareholders of the Fund may be includable in income subject to the California alternative minimum tax.


      Under the Internal Revenue Code, by December 31 each year the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Fund's Board of Directors and the Manager might determine in a particular year that it would be in the best interest of shareholders not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.


Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It acts on an "at-cost" basis. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.


The Custodian Bank. The Bank of New York is the custodian bank of the Fund's assets. The custodian bank's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates. The Fund's cash balances with the custodian bank in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche, LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

===============================================================================
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Main Street California Municipal Fund as of August 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1999 and 1998 and the financial highlights for the period July 1, 1994, to August 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Main Street California Municipal Fund as of August 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
September 22, 1999

STATEMENT OF INVESTMENTS August 31, 1999

                                                                 RATINGS:
                                                                 MOODY'S/                                 MARKET
                                                                S&P/FITCH             FACE                 VALUE
                                                               (UNAUDITED)          AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--98.8%
------------------------------------------------------------------------------------------------------------------
 CALIFORNIA--90.6%
 Anaheim, CA PFAU TXAL RB, MBIA Insured,
 Inverse Floater, 9.37%, 12/28/18(1)                              Aaa/AAA         $1,000,000           $1,167,500
------------------------------------------------------------------------------------------------------------------
 Berkeley, CA HF RRB, Alta Bates Medical Center,
 Prerefunded, Series A, 6.50%, 12/1/11                              A2/NR          1,500,000            1,609,740
------------------------------------------------------------------------------------------------------------------
 CA Assn. of Bay Area Governments FAU for
 Non-profit Corps. Refunding COP, American
 Baptist Homes, Series A, 6.20%, 10/1/27                           NR/BBB          1,790,000            1,782,804
------------------------------------------------------------------------------------------------------------------
 CA Assn. of Bay Area Governments FAU for
 Non-profit Corps. Refunding COP, Episcopal
 Homes Foundation, 5.125%, 7/1/18                                   NR/A-          1,500,000            1,383,975
------------------------------------------------------------------------------------------------------------------
 CA Assn. of Bay Area Governments FAU for
 Non-profit Corps. Refunding COP, Rhonda
 Haas Goldman Plaza, 5.125%, 5/15/23                               NR/AA-            700,000              638,218
------------------------------------------------------------------------------------------------------------------
 CA CDAU Lease RB, United Airlines,
 Series A, 5.70%, 10/1/33                                        Baa3/BB+          3,200,000            2,976,064
------------------------------------------------------------------------------------------------------------------
 CA CDAU MH RB, Village Riviera Hills,
 Series E, 5.45%, 2/1/25                                           NR/AAA          1,000,000            1,003,830
------------------------------------------------------------------------------------------------------------------
 CA Foothill/Eastern Corridor Agency
 Toll Road RB, Sr. Lien, Prerefunded,
 Series A, 6.50%, 1/1/32                                    Baa3/BBB-/BBB          1,400,000            1,557,892
------------------------------------------------------------------------------------------------------------------
 CA Foothill/Eastern Corridor Agency
 Toll Road RRB, Zero Coupon, 5.98%, 1/15/21(2)              Baa3/BBB-/BBB          5,000,000            1,343,350
------------------------------------------------------------------------------------------------------------------
 CA Foothill/Eastern Corridor Agency
 Toll Road RRB, Zero Coupon, 6%, 1/15/22(2)                 Baa3/BBB-/BBB          5,500,000            1,387,705
------------------------------------------------------------------------------------------------------------------
 CA GOB, 5%, 10/1/27                                          Aa3/AA-/AA-          3,000,000            2,721,030
------------------------------------------------------------------------------------------------------------------
 CA HFA SFM Purchase RB, Series A-2, 6.45%, 8/1/25                Aaa/AAA          2,340,000            2,416,752
------------------------------------------------------------------------------------------------------------------
 CA HFA SFM RB, Series A, Cl. I, 5.40%, 8/1/26                    Aaa/AAA          1,810,000            1,674,829
------------------------------------------------------------------------------------------------------------------
 CA HFA SFM RB, Series C, 6.75%, 2/1/25                           Aa2/AA-          4,790,000            4,963,254
------------------------------------------------------------------------------------------------------------------
 CA Infrastructure & ED Bank RB,
 American Center for Wine Food Arts, 5.55%, 12/1/12               NR/A/A           1,710,000            1,697,962
------------------------------------------------------------------------------------------------------------------
 CA PCFAU RB, Pacific Gas & Electric Co. Project,
 Series B, 6.35%, 6/1/09                                           A1/AA-          2,000,000            2,139,500
------------------------------------------------------------------------------------------------------------------
 CA PWBL RB, State Prison Department of
 Corrections, Series E, FSA Insured, 5.50%, 6/1/15            Aaa/AAA/AAA          2,000,000            2,038,960
------------------------------------------------------------------------------------------------------------------
 CA Rural Home Mtg. FAU SFM RB,
 Mtg.-Backed Securities Program,
 Series A, 5.75%, 12/1/29                                          NR/AAA          1,905,000            1,999,793
------------------------------------------------------------------------------------------------------------------
 CA Rural Home Mtg. FAU SFM RB,
 Mtg.-Backed Securities Program,
 Series B, 7.75%, 9/1/26                                           NR/AAA            920,000            1,001,770


              12  Oppenheimer Main Street California Municipal Fund

                                                                 RATINGS:
                                                                 MOODY'S/                                 MARKET
                                                                S&P/FITCH             FACE                 VALUE
                                                               (UNAUDITED)          AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 CA Rural Home Mtg. FAU SFM RB,
 Mtg.-Backed Securities Program,
 Series B-5, 6.35%, 12/1/29                                        NR/AAA         $1,470,000           $1,548,007
------------------------------------------------------------------------------------------------------------------
 CA Rural Home Mtg. FAU SFM RB,
 Mtg.-Backed Securities Program,
 Series D, Cl. 5, 6.70%, 5/1/29                                    NR/AAA          1,890,000            2,057,983
------------------------------------------------------------------------------------------------------------------
 CA SCDAU COP, The Internext Group, 5.375%, 4/1/17                 NR/BBB          3,000,000            2,794,770
------------------------------------------------------------------------------------------------------------------
 CA SCDAU COP, The Internext Group, 5.375%, 4/1/30                 NR/BBB          1,500,000            1,348,110
------------------------------------------------------------------------------------------------------------------
 CA SCDAU Revenue Refunding COP,
 Inverse Floater, 7.63%, 11/1/15(1)                                 A1/NR          1,200,000            1,101,000
------------------------------------------------------------------------------------------------------------------
 Central CA Joint Powers Health FAU COP,
 Community Hospitals of Central California
 Project, 5%, 2/1/23                                              Baa1/NR            285,000              247,451
------------------------------------------------------------------------------------------------------------------
 Contra Costa Cnty., CA SPTX RRB,
 CFD 91-1, 5.58%, 8/1/16                                            NR/NR          3,075,000            2,916,853
------------------------------------------------------------------------------------------------------------------
 Corona, CA SFM RB, Sub. Lien,
 Series B, 6.30%, 11/1/28                                           A2/NR            800,000              823,472
------------------------------------------------------------------------------------------------------------------
 Escondido, CA Union High SDI CAP GOB,
 MBIA Insured, Zero Coupon, 6.20%, 11/1/19(2)                     Aaa/AAA          2,000,000              636,960
------------------------------------------------------------------------------------------------------------------
 Fontana, CA RA TXAL GORB,
 Jurupa Hills Redevelopment Project,
 Prerefunded, Series A, 7.10%, 10/1/23                            NR/BBB+          1,960,000            2,164,389
------------------------------------------------------------------------------------------------------------------
 Fontana, CA RA TXAL Refunding Bonds,
 Jurupa Hills Redevelopment Project,
 Series A, 5.50%, 10/1/19                                         NR/BBB+          1,185,000            1,130,253
------------------------------------------------------------------------------------------------------------------
 Fresno, CA HAU MH RB, Central Valley
 Coalition Projects, Series A, 5.60%, 8/1/30                       NR/AAA          3,075,000            3,107,472
------------------------------------------------------------------------------------------------------------------
 Fresno, CA USD GORB, Series A,
 MBIA Insured, 6.55%, 8/1/20                                  Aaa/AAA/AAA          1,225,000            1,366,353
------------------------------------------------------------------------------------------------------------------
 Fresno, CA USD GOUN, Series A,
 MBIA Insured, 6.40%, 8/1/16                                  Aaa/AAA/AAA          1,000,000            1,108,490
------------------------------------------------------------------------------------------------------------------
 Irvine, CA Improvement Bond Act 1915
 SPAST Bonds, Assessment District No. 94-13,
 Group 2, 5.875%, 9/2/17                                            NR/NR          1,250,000            1,212,225
------------------------------------------------------------------------------------------------------------------
 Irvine, CA Improvement Bonds Act 1915 RB,
 Assessment District 95-12, 6%, 9/2/21                              NR/NR          1,750,000            1,709,295
------------------------------------------------------------------------------------------------------------------
 Lake Elsinore, CA PFAU TXAL Bonds,
 Series A, 5.50%, 9/1/30                                           NR/BBB          2,500,000            2,290,650
------------------------------------------------------------------------------------------------------------------
 Lake Elsinore, CA School FAU RRB,
 Horsethief Canyon, 5.35%, 9/1/10                                   NR/NR          1,015,000              972,664
------------------------------------------------------------------------------------------------------------------
 Las Virgenes, CA USD CAP Bonds, Series A,
 MBIA Insured, Zero Coupon, 4.95%, 11/1/12(2)                 Aaa/AAA/AAA          2,095,000            1,044,714

              13 Oppenheimer Main Street California Municipal Fund

                                                                 RATINGS:
                                                                 MOODY'S/                                 MARKET
                                                                S&P/FITCH             FACE                 VALUE
                                                               (UNAUDITED)          AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 Long Beach, CA Harbor RRB, Series A,
 FGIC Insured, 6%, 5/15/10                                        Aaa/AAA        $   500,000          $   533,960
------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA CAP COP, Disney
 Parking Project, Zero Coupon, 6.95%, 9/1/11(2)               Baa1/BBB/A-          2,340,000            1,198,384
------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA CAP COP, Disney
 Parking Project, Zero Coupon, 5.67%, 9/1/16(2)              Baa1/BBB /A-          1,745,000              631,934
------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA MTAU Sales Tax RRB,
 Series A, FSA Insured, 5%, 7/1/12                            Aaa/AAA/AAA          2,000,000            1,974,700
------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA MTAU Sales Tax RRB,
 Series A, FSA Insured, 5%, 7/1/19                            Aaa/AAA/AAA          2,000,000            1,862,880
------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA MTAU Sales Tax RRB,
 Series A, MBIA Insured, 5.25%, 7/1/15                        Aaa/AAA/AAA          2,000,000            1,970,000
------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA Public Works FAU RRB,
 Regional Park & Open Space District,
 Series A, 5%, 10/1/16                                             Aa3/AA          1,900,000            1,804,620
------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA USD GOB, Series A,
 FGIC Insured, 6%, 7/1/15                                     Aaa/AAA/AAA          1,000,000            1,069,300
------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA USD GOB, Series B,
 FGIC Insured, 5%, 7/1/23                                     Aaa/AAA/AAA          2,000,000            1,824,640
------------------------------------------------------------------------------------------------------------------
 Palmdale, CA Civic Authority RRB,
 Merged Redevelopment Project,
 Prerefunded, Series A, 6.60%, 9/1/34                             Aaa/AAA            595,000              666,317
------------------------------------------------------------------------------------------------------------------
 Palmdale, CA Civic Authority RRB,
 Merged Redevelopment Project,
 Unrefunded Balance, Series A, 6.60%, 9/1/34                      Aaa/AAA            405,000              429,029
------------------------------------------------------------------------------------------------------------------
 Pittsburg, CA RA TXAL Refunding Bonds,
 Los Medanos Community Development Project,
 Sub. Lien, 6.20%, 8/1/19                                          NR/BBB          1,000,000            1,027,890
------------------------------------------------------------------------------------------------------------------
 Pomona, CA SFM RRB, Escrowed to Maturity,
 Series A, 7.60%, 5/1/23                                          Aaa/AAA          2,500,000            3,079,700
------------------------------------------------------------------------------------------------------------------
 Pomona, CA USD GORB, Series A,
 MBIA Insured, 6.15%, 8/1/15                                      Aaa/AAA            500,000              539,920
------------------------------------------------------------------------------------------------------------------
 Redding, CA Electric System Revenue COP,
 FGIC Insured, Inverse Floater, 7.97%, 6/1/19(1)              Aaa/AAA/AAA          1,150,000            1,160,062
------------------------------------------------------------------------------------------------------------------
 Redding, CA Electric System Revenue COP,
 MBIA Insured, Inverse Floater, 9.01%, 7/8/22(1)                  Aaa/AAA            500,000              590,625
------------------------------------------------------------------------------------------------------------------
 Riverside Cnty., CA CFD No. 88-12 SPTX Bonds,
 Prerefunded, 7.55%, 9/1/17                                         NR/NR          1,500,000            1,586,280
------------------------------------------------------------------------------------------------------------------
 Riverside Cnty., CA PFAU TXAL RRB,
 Redevelopment Projects, Series A, 5.625%, 10/1/33              Baa2/BBB-          1,650,000            1,580,106
------------------------------------------------------------------------------------------------------------------
 Riverside Cnty., CA SFM RB, Escrowed to Maturity,
 Series A, 7.80%, 5/1/21                                          Aaa/AAA          1,000,000            1,269,860

              14 Oppenheimer Main Street California Municipal Fund

                                                                 RATINGS:
                                                                 MOODY'S/                                 MARKET
                                                                S&P/FITCH             FACE                 VALUE
                                                               (UNAUDITED)          AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 Riverside, CA PFAU Lease RB, AMBAC Insured,
 5.25%, 10/1/17                                               Aaa/AAA/AAA         $2,100,000           $2,046,093
------------------------------------------------------------------------------------------------------------------
 Sacramento Cnty., CA SFM RB,
 Escrowed to Maturity, 8%, 7/1/16(3)                              Aaa/AAA          2,810,000            3,576,315
------------------------------------------------------------------------------------------------------------------
 Sacramento, CA MUD Electric RRB,
 FGIC Insured, Inverse Floater, 9.375%, 8/15/18(1)            Aaa/AAA/AAA          1,500,000            1,674,375
------------------------------------------------------------------------------------------------------------------
 Sacramento, CA Cogeneration Authority RRB,
 MBIA Insured, 5.25%, 7/1/12                                  Aaa/AAA/AAA            250,000              251,935
------------------------------------------------------------------------------------------------------------------
 Salinas Valley, CA Solid Waste Authority RB,
 5.80%, 8/1/27                                                   Baa3/BBB          1,665,000            1,584,414
------------------------------------------------------------------------------------------------------------------
 San Diego Cnty., CA Water Authority
 Revenue COP, Prerefunded, Series 91-B,
 MBIA Insured, Inverse Floater, 8.87%, 4/8/21(1)                  Aaa/AAA          1,000,000            1,197,500
------------------------------------------------------------------------------------------------------------------
 San Francisco, CA Bay Area Rapid Transit District
 Sales Tax RRB, AMBAC Insured, 6.75%, 7/1/11                  Aaa/AAA/AAA          1,000,000            1,153,350
------------------------------------------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. International
 Airport Commission RB, Second Series Issue 13-B,
 MBIA Insured, 8%, 5/1/07                                         Aaa/AAA          1,140,000            1,353,864
------------------------------------------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. International
 Airport Commission RB, Second Series Issue 14-A,
 MBIA Insured, 8%, 5/1/07                                         Aaa/AAA          1,290,000            1,532,004
------------------------------------------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. RA Lease RB, CAP,
 George R. Moscone Project, Zero Coupon,
 5.36%, 7/1/10(2)                                                A1/A-/A+          4,500,000            2,533,185
------------------------------------------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. Redevelopment
 FAU TXAL CAP Refunding Bonds, Redevelopment
 Projects, Series C, Zero Coupon, 5.20%, 8/1/13(2)                   A2/A          2,350,000            1,055,479
------------------------------------------------------------------------------------------------------------------
 San Joaquin Hills, CA Transportation Corridor Agency
 Toll Road CAP RRB, Series A, 0%/5.75%, 1/15/21(4)          Baa3/BBB-/BBB          3,200,000            1,971,968
------------------------------------------------------------------------------------------------------------------
 San Joaquin Hills, CA Transportation Corridor Agency
 Toll Road RB, Sr. Lien, Prerefunded, 6.75%, 1/1/32           Aaa/AAA/AAA          3,500,000            3,844,225
------------------------------------------------------------------------------------------------------------------
 San Ysidro, CA SDI GOB,
 AMBAC Insured, 6.125%, 8/1/21                                    Aaa/AAA            700,000              747,635
------------------------------------------------------------------------------------------------------------------
 South Orange Cnty., CA PFAU SPTX RB,
 Foothill Area, Series C, FGIC Insured, 8%, 8/15/08           Aaa/AAA/AAA          1,500,000            1,845,420
------------------------------------------------------------------------------------------------------------------
 Southern CA Home FAU SFM RB,
 Series A, 7.35%, 9/1/24                                           NR/AAA            185,000              190,936
------------------------------------------------------------------------------------------------------------------
 Southern CA Metropolitan Water District
 Waterworks RB, Series A, 5%, 7/1/26                               Aa2/AA          1,000,000              911,320
------------------------------------------------------------------------------------------------------------------
 Southern CA Metropolitan Water District
 Waterworks RRB, Inverse Floater, 7.42%, 10/30/20(1)               Aa2/AA          1,200,000            1,152,000

              15 Oppenheimer Main Street California Municipal Fund

                                                                 RATINGS:
                                                                 MOODY'S/                                 MARKET
                                                                S&P/FITCH             FACE                 VALUE
                                                               (UNAUDITED)          AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 California Continued
 Southern CA PPAU Transmission Project RB,
 Inverse Floater, 7.615%, 7/1/12(1)                                Aa3/A+         $2,100,000        $   2,299,500
------------------------------------------------------------------------------------------------------------------
 Stanislaus, CA Waste-To-Energy Financing Agency
 Solid Waste Facilities RRB,
 Ogden Martin System, Inc.
 Project, 7.50%, 1/1/05                                             NR/A-          1,285,000            1,321,430
------------------------------------------------------------------------------------------------------------------
 Suisun City, CA PFAU TXAL RB, Suisun City
 Redevelopment Project, Series A, 5.20%, 10/1/28                    NR/A-          2,500,000            2,278,875
------------------------------------------------------------------------------------------------------------------
 Temecula, CA CFD No. 88-12-A SPTX Refunding Bonds,
 5.625%, 9/1/17                                                     NR/NR            535,000              506,629
------------------------------------------------------------------------------------------------------------------
 West Covina, CA COP, Queen of the Valley Hospital,
 Prerefunded, 6.50%, 8/15/19                                        A2/NR          1,120,000            1,248,363
                                                                                                    -------------
                                                                                                      126,163,061

------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--8.2%
 PR CMWLTH GOB, 5.375%, 7/1/25                                     Baa1/A          1,650,000            1,574,595
------------------------------------------------------------------------------------------------------------------
 PR CMWLTH GORB, MBIA Insured,
 Inverse Floater, 8.08%, 7/1/08(1)                                Aaa/AAA          1,500,000            1,620,000
------------------------------------------------------------------------------------------------------------------
 PR CMWLTH HTAU RB,
 Inverse Floater, 6.75%, 7/1/28(1,5)                                NR/NR          5,000,000            4,165,800
------------------------------------------------------------------------------------------------------------------
 PR CMWLTH HTAU RRB, Series A,
 AMBAC Insured, 5.50%, 7/1/13                                 Aaa/AAA/AAA          1,500,000            1,543,140
------------------------------------------------------------------------------------------------------------------
 PR CMWLTH HTAU RRB, Series A,
 AMBAC Insured, 5.50%, 7/1/14                                 Aaa/AAA/AAA          1,500,000            1,537,410
------------------------------------------------------------------------------------------------------------------
 PR Housing Finance Corp. SFM RB,
 Portfolio 1, Series B, 7.65%, 10/15/22                           Aaa/AAA            125,000              129,595
------------------------------------------------------------------------------------------------------------------
 PR Industrial, Medical & Environmental PC
 Facilities Tourist RB, Mennonite General
 Hospital Project, Series A, 6.50%, 7/1/12                    NR/BBB-/BBB            590,000              603,446
------------------------------------------------------------------------------------------------------------------
 PR Public Buildings Authority RB,
 Government Facilities, Series B,
 AMBAC Insured, 5%, 7/1/27                                        Aaa/AAA            300,000              275,337
                                                                                                    -------------
                                                                                                       11,449,323

------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $138,482,564)                                        98.8%         137,612,384
------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                         1.2            1,693,187
                                                                                     -----------------------------
 NET ASSETS                                                                            100.0%        $139,305,571
                                                                                     =============================

              16 Oppenheimer Main Street California Municipal Fund

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

 CAP      Capital Appreciation                           MUD     Municipal Utility District
 CDAU     Communities Development Authority              PCFAU   Pollution Control Finance Authority
 CFD      Community Facilities District                  PFAU    Public Finance Authority
 CMWLTH   Commonwealth                                   PPAU    Public Power Authority
 COP      Certificates of Participation                  PWBL    Public Works Board Lease
 ED       Economic Development                           RA      Redevelopment Agency
 FAU      Finance Authority                              RB      Revenue Bonds
 GOB      General Obligation Bonds                       RRB     Revenue Refunding Bonds
 GORB     General Obligation Refunding Bonds             SCDAU   Statewide Communities Development Authority
 GOUN     General Obligation Unlimited Nts.              SDI     School District
 HAU      Housing Authority                              SFM     Single Family Mtg.
 HF       Health Facilities                              SPAST   Special Assessment
 HFA      Housing Finance Agency                         SPTX    Special Tax
 HTAU     Highway & Transportation Authority             TXAL    Tax Allocation
 MH       Multifamily Housing                            USD     Unified School District
 MTAU     Metropolitan Transportation Authority

1. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $16,128,362 or 11.58% of the Fund's net assets as of August 31, 1999.

2. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

3. Securities with an aggregate market value of $559,992 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,165,800 or 2.99% of the Fund's net assets as of August 31, 1999.

AS OF AUGUST 31, 1999, SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX AMOUNT TO $34,930,607 OR 25.07% OF THE FUND'S NET ASSETS.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                             MARKET VALUE             PERCENT
---------------------------------------------------------------------------------------
 Special Assessment                                  $ 26,947,089                 19.6%
 Single Family Housing                                 24,732,266                 17.9
 Highways                                              17,351,490                 12.6
 General Obligation                                    14,253,636                 10.4
 Municipal Leases                                       8,723,894                  6.3
 Sales Tax                                              8,056,275                  5.9
 Adult Living Facilities                                7,947,877                  5.8
 Electric Utilities                                     5,976,498                  4.3
 Pollution Control                                      5,115,564                  3.7
 Hospital/Healthcare                                    4,810,001                  3.5
 Multifamily Housing                                    4,111,302                  3.0
 Marine/Aviation Facilities                             3,419,828                  2.5
 Water Utilities                                        3,260,820                  2.4
 Resource Recovery                                      2,905,844                  2.1
                                                    -----------------------------------

 Total                                               $137,612,384                100.0%
                                                    ===================================



 See accompanying Notes to Financial Statements.

              17 Oppenheimer Main Street California Municipal Fund

 STATEMENT OF ASSETS AND LIABILITIES  August 31, 1999

==================================================================================================================
 ASSETS

 Investments, at value (cost $138,482,564)--see accompanying statement                              $ 137,612,384
------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                     357,087
------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                       2,007,893
 Interest                                                                                               1,763,865
 Shares of capital stock sold                                                                             214,653
 Other                                                                                                      1,446
                                                                                              --------------------
 Total assets                                                                                         141,957,328

==================================================================================================================
 LIABILITIES

 Payables and other liabilities:

 Investments purchased                                                                                  1,981,263
 Dividends                                                                                                372,159
 Shares of capital stock redeemed                                                                         213,863
 Shareholder reports                                                                                       37,183
 Distribution and service plan fees                                                                        12,740
 Transfer and shareholder servicing agent fees                                                              9,707
 Daily variation on futures contracts--Note 5                                                               6,438
 Other                                                                                                     18,404
                                                                                               -------------------
 Total liabilities                                                                                      2,651,757

==================================================================================================================

 NET ASSETS                                                                                          $139,305,571
                                                                                               ===================

==================================================================================================================
 COMPOSITION OF NET ASSETS

 Par value of shares of capital stock                                                                $    114,096
------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                           140,300,950
------------------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                                   (284,048)
------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                                 (28,997)
------------------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments--Notes 3 and 5                                               (796,430)
                                                                                               -------------------
 Net assets                                                                                          $139,305,571
                                                                                               ===================

==================================================================================================================
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $109,575,128 and 8,971,989 shares of capital stock outstanding)                                           $12.21
 Maximum offering price per share (net asset value plus sales charge
 of 4.75% of offering price)                                                                               $12.82
------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $29,730,443
 and 2,437,647 shares of capital stock outstanding)                                                        $12.20



 See accompanying Notes to Financial Statements.

              18 Oppenheimer Main Street California Municipal Fund

STATEMENT OF OPERATIONS  For the Year Ended August 31, 1999

===============================================================================================
INVESTMENT INCOME
Interest                                                                          $  7,761,775

===============================================================================================
EXPENSES
Management fees--Note 4                                                                770,241
-----------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class B                                                                                280,483
-----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                   80,248
-----------------------------------------------------------------------------------------------
Shareholder reports                                                                     44,221
-----------------------------------------------------------------------------------------------
Registration and filing fees:
Class A                                                                                 11,266
Class B                                                                                  4,659
-----------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                             11,998
-----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                              8,823
-----------------------------------------------------------------------------------------------
Insurance expenses                                                                       2,818
-----------------------------------------------------------------------------------------------
Directors' compensation                                                                  2,304
-----------------------------------------------------------------------------------------------
Other                                                                                    2,779
                                                                                ---------------
Total expenses                                                                       1,219,840
Less expenses paid indirectly--Note 1                                                   (8,088)
Less reimbursement of expenses by OppenheimerFunds, Inc.--Note 4                      (210,066)
                                                                                ---------------
Net expenses                                                                         1,001,686
===============================================================================================
NET INVESTMENT INCOME                                                                6,760,089

===============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on:
Investments                                                                           (235,961)
Closing of futures contracts                                                           208,713
                                                                                ---------------
Net realized loss                                                                      (27,248)

-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                (9,255,882)
                                                                                ---------------
Net realized and unrealized loss                                                    (9,283,130)

===============================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $(2,523,041)
                                                                                ===============

See accompanying Notes to Financial Statements.



             19   OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED AUGUST 31,                                                          1999            1998
=======================================================================================================
OPERATIONS
Net investment income                                                   $   6,760,089   $   5,785,304
-------------------------------------------------------------------------------------------------------
Net realized loss                                                             (27,248)       (147,181)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                      (9,255,882)      4,576,330
                                                                       --------------------------------

Net increase (decrease) in net assets resulting from operations            (2,523,041)     10,214,453

=======================================================================================================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income:
Class A                                                                    (5,577,537)     (5,113,266)
Class B                                                                    (1,114,948)       (736,400)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                            --        (802,490)
Class B                                                                            --        (131,382)

=======================================================================================================
CAPITAL STOCK TRANSACTIONS

Net increase in net assets resulting from
capital stock transactions--Note 2:
Class A                                                                     7,019,301      16,887,977
Class B                                                                     8,515,921      10,757,185

=======================================================================================================
NET ASSETS
Total increase                                                              6,319,696      31,076,077
-------------------------------------------------------------------------------------------------------
Beginning of period                                                       132,985,875     101,909,798
                                                                       --------------------------------
End of period (including overdistributed net investment
income of $284,048 and $351,652, respectively)                           $139,305,571    $132,985,875
                                                                       ================================



See accompanying Notes to Financial Statements.

             20  OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

                                                                                           Year                    Year
                                                                                          Ended                   Ended
                                                                                      August 31,                June 30,
Class A                                                 1999       1998       1997       1996(1)      1996         1995
=========================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period                  $13.02      $12.64     $12.16     $12.15      $12.09       $11.82
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .65         .65        .73        .12         .73          .73
Net realized and unrealized gain (loss)                 (.82)        .51        .49        .01         .07          .27
                                                     --------------------------------------------------------------------

Total income (loss) from
investment operations                                   (.17)       1.16       1.22        .13         .80         1.00
-------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.64)       (.67)     (.74)       (.12)       (.73)        (.69)
Dividends in excess of
net investment income                                     --          --         --         --          --         (.04)
Distributions from net realized gain                      --        (.11)        --         --          --           --
Distributions in excess of net realized gain              --          --         --         --        (.01)          --
                                                     --------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (.64)       (.78)     (.74)      (.12)       (.74)        (.73)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $12.21      $13.02    $12.64     $12.16      $12.15       $12.09
                                                     ====================================================================

=========================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                    (1.42)%      9.33%    10.24%      1.12%       6.73%        8.93%

=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)            $109,575    $109,811   $89,991    $76,817     $76,913      $78,134
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $111,996    $ 99,678   $80,311    $77,584     $78,676      $76,148
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                   5.03%       5.04%     5.91%      6.00%       5.99%        6.27%
Expenses, before voluntary assumption
and indirect expenses                                   0.67%       0.69%(4)  0.59%(4)   0.57%(4)    0.58%(4)    0.57%(4)
Expenses, after voluntary assumption
and indirect expenses                                   0.51%       0.53%       N/A       N/A          N/A         N/A
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                25%         30%       46%         1%         33%         14%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratios reflect the effect of expenses paid indirectly by the Fund.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $48,357,555 and $35,079,315, respectively.

See accompanying Notes to Financial Statements.

             21  OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued


                                                                                                   YEAR                    YEAR
                                                                                                  ENDED                   ENDED
                                                                                              AUGUST 31,                JUNE 30,
CLASS B                                              1999           1998            1997         1996(1)        1996       1995
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period              $13.01          $12.63          $12.14        $12.14        $12.08     $11.80
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .53             .54             .60           .10           .61        .62
Net realized and unrealized gain (loss)             (.83)            .49             .50            --           .07        .27
                                                  --------------------------------------------------------------------------------
Total income (loss) from
investment operations                               (.30)           1.03            1.10           .10           .68        .89
----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                (.51)          (.54)            (.61)         (.10)         (.61)      (.57)
Dividends in excess of
net investment income                                 --             --               --            --            --       (.04)
Distributions from net realized gain                  --           (.11)              --            --            --         --
Distributions in excess of net realized gain          --             --               --            --          (.01)        --
                                                  --------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                     (.51)          (.65)           (.61)          (.10)         (.62)      (.61)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $12.20         $13.01          $12.63         $12.14        $12.14     $12.08
                                                  ================================================================================

==================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                (2.41)%         8.24%           9.24%          0.85%         5.66%      7.90%

==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $29,730        $23,175         $11,919         $5,928        $5,442     $2,648
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $28,070        $18,087         $ 8,129         $5,767        $3,848     $1,904
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                               4.02%          4.19%           4.85%          4.92%         4.94%      5.17%
Expenses, before voluntary assumption
and indirect expenses                               1.67%          1.70%(4)        1.60%(4)       1.62%(4)      1.60%(4)  1.55%(4)
Expenses, after voluntary assumption
and indirect expenses                               1.52%          1.53%             N/A            N/A          N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                            25%            30%             46%             1%           33%       14%



1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for period of less than one full year.

4. Expense ratios reflect the effect of expenses paid indirectly by the Fund.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $48,357,555 and $35,079,315, respectively.

See accompanying Notes to Financial Statements.

             22  OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

===============================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street California Municipal Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current income exempt from federal and California personal income taxes as is available from investing in municipal securities while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A and Class B shares. Class A shares are sold with a front-end sales charge on investments up to $1 million. Class B shares may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A and B have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.


             23  OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

Notes to Financial Statements continued

===============================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

-------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

-------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

-------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

-------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date. Original issue discount is accreted and premium is amortized in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

      There are certain risks arising from geographic concentration in any state. Certain revenue- or tax-related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



             24  OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

===============================================================================
2. CAPITAL STOCK

The Fund has authorized 16,250,000 shares of $.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                           YEAR ENDED AUGUST 31, 1999      YEAR ENDED AUGUST 31, 1998
                           SHARES              AMOUNT      SHARES              AMOUNT
--------------------------------------------------------------------------------------
CLASS A
Sold                         1,681,985   $ 21,674,388       2,165,645    $ 27,847,918
Dividends and/or
distributions reinvested       281,702      3,627,456         290,138       3,721,102
Redeemed                    (1,423,149)   (18,282,543)     (1,141,736)    (14,681,043)
                            ----------------------------------------------------------

Net increase                   540,538   $  7,019,301       1,314,047    $ 16,887,977
                            ==========================================================
--------------------------------------------------------------------------------------
CLASS B
Sold                           964,557   $ 12,473,622         931,591    $ 11,964,499
Dividends and/or
distributions reinvested        59,086        758,691          44,882         575,114
Redeemed                      (367,694)    (4,716,392)       (138,617)     (1,782,428)
                            ----------------------------------------------------------
Net increase                   655,949   $  8,515,921         837,856    $ 10,757,185
                            ==========================================================

===============================================================================
3. UNREALIZED GAINS AND LOSSES ON SECURITIES

As of August 31, 1999, net unrealized depreciation on securities of $870,180 was composed of gross appreciation of $3,223,012, and gross depreciation of $4,093,192.

===============================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.55% of average annual net assets if the Fund's net assets are $100 million or more (it is reduced if assets are less). The Manager has voluntarily undertaken to limit its fees to 0.40% of average annual net assets if the Fund's assets are $100 million or more. The Manager can terminate that waiver at any time. The Fund's management fee for the year ended August 31, 1999 was 0.40% of average annual net assets for each class of shares, after giving affect to the waiver.

-------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

-------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


             25  OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued

===============================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES  CONTINUED

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                     AGGREGATE            CLASS A       COMMISSIONS       COMMISSIONS
                                     FRONT-END          FRONT-END        ON CLASS A        ON CLASS B
                                 SALES CHARGES      SALES CHARGES            SHARES            SHARES
                                    ON CLASS A        RETAINED BY       ADVANCED BY       ADVANCED BY
YEAR ENDED                              SHARES        DISTRIBUTOR    DISTRIBUTOR(1)    DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------------------
August 31, 1999                       $370,004            $65,422           $27,796          $426,112

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B shares from its own resources at the time of sale.

                                                          CLASS A                             CLASS B
                                              CONTINGENT DEFERRED                 CONTINGENT DEFERRED
                                                    SALES CHARGES                       SALES CHARGES
YEAR ENDED                                RETAINED BY DISTRIBUTOR             RETAINED BY DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
August 31, 1999                                            $4,038                             $95,508


      The Fund has adopted a Distribution and Service Plan for Class B shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

-------------------------------------------------------------------------------
CLASS B DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B plan allows the Distributor to be reimbursed for its services and costs in distributing Class B and servicing accounts.

      The Distributor retains the asset-based sales charge on Class B shares. The asset-based sales charges on Class B shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

      The Distributor's actual expenses in selling Class B shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plan. If the Class B plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended August 31, 1999 were as follows:

                                                                      DISTRIBUTOR'S     DISTRIBUTOR'S
                                                                          AGGREGATE      UNREIMBURSED
                                                                       UNREIMBURSED     EXPENSES AS %
                                TOTAL PAYMENTS    AMOUNT RETAINED          EXPENSES     OF NET ASSETS
                                    UNDER PLAN     BY DISTRIBUTOR        UNDER PLAN          OF CLASS
------------------------------------------------------------------------------------------------------
Class B Plan                          $280,483           $238,366        $1,067,326             3.59%


             26  OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

===============================================================================
5. FUTURES CONTRACTS

The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.

      Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of August 31, 1999, the Fund had outstanding futures contracts as follows:

                                                     NUMBER OF        VALUATION AS OF        UNREALIZED
CONTRACT DESCRIPTION            EXPIRATION DATE      CONTRACTS        AUGUST 31, 1999       APPRECIATION
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
-----------------
U.S. Treasury Bonds                     9/21/99             40             $4,573,750            $73,750


===============================================================================
6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

      The Fund had no borrowings outstanding during the year ended August 31, 1999.


             27  OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND

                                   Appendix A

------------------------------------------------------------------------------
                       MUNICIPAL BOND RATINGS DEFINITIONS
------------------------------------------------------------------------------

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below for municipal securities. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.


Moody's Investors Service, Inc.

------------------------------------------------------------------------------

Long-Term Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limitation attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - U.S. Tax-Exempt Municipals

There are four ratings below for short-term obligations that are investment grade. Short-term speculative obligations are designated SG. For variable rate demand obligations, a two-component rating is assigned. The first (MIG) element represents an evaluation by Moody's of the degree of risk associated with scheduled principal and interest payments, and the other (VMIG) represents an evaluation of the degree of risk associated with the demand feature.

MIG 1/VMIG 1: Denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes high quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: Denotes adequate quality. Protection commonly regarded as required
of  an   investment   security  is  present  and  although  not   distinctly  or
predominantly speculative, there is specific risk.

SG: Denotes speculative quality. Debt instruments in this category lack margins of protection.



Standard & Poor's Rating Services

------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  Exhibits  adequate  protection  parameters.   However,   adverse  economic
conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.

Fitch IBCA, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. Securities are not meeting current obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the rating category. Plus and minus signs are not added to the "AAA" category or to categories below "CCC."

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment. May have an added "+" to denote exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in higher ratings.

F3:   Fair credit quality. Capacity for timely payment is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.
B:    Speculative. Minimal capacity for timely payment, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility, Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

------------------------------------------------------------------------------
Duff & Phelps Credit Rating Co. Ratings

Long-Term Debt and Preferred Stock

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A-: Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+, BBB & BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB & BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within the category.

B+, B & B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.

CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP:  Preferred stock with dividend arrearages.

Short-Term Debt:

High Grade:
D-1+: Highest certainty of timely payment. Safety is just below risk-free U.S. Treasury short-term debt.

D-1: Very high certainty of timely payment. Risk factors are minor.

D-1-: High certainty of timely payment. Risk factors are very small.


Good Grade:
D-2: Good certainty of timely payment. Risk factors are small.

Satisfactory Grade:
D-3: Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade:
D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service.

Default:
D-5: Issuer failed to meet scheduled principal and/or interest payments.

                                   Appendix B

------------------------------------------------------------------------------

                     Municipal Bond Industry Classifications

------------------------------------------------------------------------------



Adult Living Facilities
Bond Anticipation Notes
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit  Organization
Parking Fee Revenue
Pollution Control
Resource Recovery
Revenue  Anticipation  Notes
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special  Assessment
Special Tax Sports  Facility Revenue
Student Loans
Tax Anticipation Notes
Tax & Revenue  Anticipation Notes
Telephone Utilities
Water Utilities

                                   Appendix C

------------------------------------------------------------------------------

                           TAX EQUIVALENT YIELD TABLES

------------------------------------------------------------------------------


The equivalent yield tables below compare tax-free income with taxable income under 1999 federal individual income tax rates, and 1998 California state individual income tax rates. "Combined Taxable Income" refers to the net amount subject to federal and California income taxes after deductions and exemptions. The tables assume that an investor's highest tax bracket applies to the change in taxable income resulting from a switch between taxable and non-taxable investments, and that state tax payments are currently deductible for federal tax purposes and that the investor is not subject to federal or state alternative minimum tax. The income tax brackets are subject to indexing in future years to reflect changes in the Consumer Price Index. The brackets do not reflect the phase out of itemized deductions and personal exemptions at higher income levels, resulting in higher effective tax rates (and tax equivalent yields). For the years beginning after January 1, 1996, the top marginal California personal tax rate was reduced to 9.30% and the top combined marginal tax rate was 45.22%. The 1999 California rates are not yet available.

Combined Taxable Income

                                             Centennial  California Tax-Exempt
Trust Yield of:
Joint Return      Effective Tax Bracket      2.0%    2.5%   3.0%    3.5%    4.0%   4.5%
            -----------------------------


         But               Cali-
Over     Not Over Federal  fornia  Combined  Is Approximately Equivalent to a
Taxable Yield of:

$ 24,322 $ 38,386 15.00%   4.00%   18.40%    2.45%   3.06%  3.68%   4.29%  4.90%    5.51%
$ 38,386 $ 43,050 15.00%   6.00%   20.10%    2.50%   3.13%  3.75%   4.38%  5.01%    5.63%
$ 43,050 $ 53,288 28.00%   6.00%   32.32%    2.96%   3.69%  4.43%   5.17%  5.91%    6.65%
$ 53,288 $ 67,346 28.00%   8.00%   33.76%    3.02%   3.77%  4.53%   5.28%  6.04%    6.79%
$ 67,346 $104,050 28.00%   9.30%   34.70%    3.06%   3.83%  4.59%   5.36%  6.13%    6.89%
$104,050 $158,550 31.00%   9.30%   37.42%    3.20%   3.99%  4.79%   5.59%  6.39%    7.19%
$158,550 $283,150 36.00%   9.30%   41.95%    3.45%   4.31%  5.17%   6.03%  6.89%    7.75%
$283,150          39.60%   9.30%   45.22%    3.65%   4.56%  5.48%   6.39%  7.30%    8.21%


Single Return:

         But
Over     Not Over

$ 19,193 $ 25,750 15.00%   6.00%   20.10%    2.50%   3.13%  3.75%   4.38%  5.01%    5.63%
$ 25,750 $ 26,644 28.00%   6.00%   32.32%    2.96%   3.69%  4.43%   5.17%  5.91%    6.65%
$ 26,644 $ 33,673 28.00%   8.00%   33.76%    3.02%   3.77%  4.53%   5.28%  6.04%    6.79%
$ 33,673 $ 62,450 28.00%   9.30%   34.70%    3.06%   3.83%  4.59%   5.36%  6.13%    6.89%
$ 62,450 $130,250 31.00%   9.30%   37.42%    3.20%   3.99%  4.79%   5.59%  6.39%    7.19%
$130,250 $283,150 36.00%   9.30%   41.95%    3.45%   4.31%  5.17%   6.03%  6.89%    7.75%
$283,150          39.60%   9.30%   45.22%    3.65%   4.56%  5.48%   6.39%  7.30%    8.21%


                                   Appendix D


        OppenheimerFunds Special Sales Charge Arrangements and Waivers


In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.


Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
(1) plans  qualified  under  Sections  401(a) or 401(k) of the Internal  Revenue
Code,

(2) non-qualified  deferred  compensation plans,
(3) employee benefit plans3
(4) Group  Retirement  Plans4
(5) 403(b)(7)  custodial  plan accounts
(6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager"). Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.


--------------

1. Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2. In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.

3. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

 I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases


Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).


      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge."1 This waiver provision applies to: o Purchases of Class A shares aggregating $1 million or more. o Purchases by a Retirement Plan (other than an IRA or 403(b)(7)
         custodial plan) that:
(1)   buys shares costing $500,000 or more, or
(2) has, at the time of purchase, 100 or more eligible employees or total plan assets of $500,000 or more, or

(3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.
o Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
o Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)   The record keeping is performed by Merrill Lynch Pierce Fenner & Smith,
               Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)   The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

      Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before May 1, 1999.

          II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.


Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
      The Manager or its affiliates.
      Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

      Directors, trustees,  officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
      Accounts  for  which  Oppenheimer   Capital  (or  its  successor)  is  the
         investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
      A unit investment trust that has entered into an appropriate agreement with the Distributor.
      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.


B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.


Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):
      Shares  issued  in  plans  of  reorganization,   such  as  mergers,  asset
         acquisitions and exchange offers, to which the Fund is a party.
      Shares purchased by the  reinvestment of dividends or other  distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.

      Shares  purchased  with the  proceeds of maturing  principal  units of any
         Qualified Unit Investment Liquid Trust Series.
      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.


C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.


The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).

      Fordistributions  from Retirement Plans,  deferred  compensation  plans or other employee benefit plans for any of the following purposes:
(1)         Following  the  death or  disability  (as  defined  in the  Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.

(3) To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan.2 (5) Under a Qualified Domestic Relations Order, as defined in the Internal
            Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

(6)         To  meet  the  minimum  distribution  requirements  of the  Internal
            Revenue Code.

(7)         To make  "substantially  equal  periodic  payments"  as described in
            Section 72(t) of the Internal Revenue Code.
(8)   For loans to participants or beneficiaries.
(9)   Separation from service.3
         (10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor. (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
      Fordistributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.

      Fordistributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.



    III. Waivers of Class B and Class C Sales Charges of Oppenheimer Funds


    The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.


A.  Waivers for Redemptions in Certain Cases.


The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases: Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

      Redemptions of Class B shares held by  Retirement  Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

o Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $1 million or more held by the Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more Oppenheimer funds.
o Distributions from Retirement Plans or other employee benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2) To return excess contributions made to a participant's account. (3) To return contributions made due to a mistake of fact. (4) To make hardship withdrawals, as defined in the plan.4 (5) To make distributions required under a Qualified Domestic Relations
                Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)             To meet the minimum  distribution  requirements  of the Internal
                Revenue Code.
(7)             To make "substantially  equal periodic payments" as described in
                Section 72(t) of the Internal Revenue Code.
(8) For loans to participants or beneficiaries.5 (9) On account of the participant's separation from service.6 (10) Participant-directed redemptions to purchase shares of a mutual fund
                (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11) Distributions made on account of a plan termination or "in-service" distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12) Distributions from Retirement Plans having 500 or more eligible employees, but excluding distributions made because of the Plan's elimination as investment options under the Plan of all of the Oppenheimer funds that had been offered.
(13) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
(14) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         |_|Redemptions  of Class B shares or Class C shares  under an Automatic
            Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.


The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      Shares sold to the Manager or its affiliates.
      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

      Shares issued in plans of reorganization to which the Fund is a party. Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer

                      Funds Who Were Shareholders of Former
                              Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

  Oppenheimer Quest Value Fund, Inc.    Oppenheimer   Quest   Small   Cap
                                        Value Fund
  Oppenheimer Quest Balanced Value Fund Oppenheimer  Quest  Global  Value
                                        Fund
  Oppenheimer  Quest  Opportunity Value
  Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

Quest   for  Value   U.S.   Government   Quest for  Value  New York  Tax-Exempt
Income Fund                              Fund
Quest  for  Value  Investment  Quality   Quest  for Value  National  Tax-Exempt
Income Fund                              Fund
  Quest for Value Global Income Fund     Quest for Value California  Tax-Exempt
                                         Fund


      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
      acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds or purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.


A.  Reductions or Waivers of Class A Sales Charges.

      |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.


Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------

                        Initial Sales       Initial Sales
 Number of Eligible   Charge as a % of    Charge as a % of    Commission as %
Employees or Members   Offering Price    Net Amount Invested of Offering Price

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                  2.50%               2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least 10 but not        2.00%               2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.


      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

      Shareholders who were  shareholders of the AMA Family of Funds on February
         28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
      Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.


      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
      withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.


      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
      redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social

         Security Administration);

      withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.


      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.


       V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment

                                 Accounts, Inc.


The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section): o Oppenheimer U. S. Government Trust, o Oppenheimer Bond Fund, o Oppenheimer Disciplined Value Fund and o Oppenheimer Disciplined Allocation Fund are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account         Connecticut   Mutual   Total   Return
                                            Account
Connecticut Mutual Government  Securities CMIA  LifeSpan  Capital  Appreciation
Account                                     Account
  Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
  Connecticut Mutual Growth Account         CMIA Diversified Income Account


A.  Prior Class A CDSC and Class A Sales Charge Waivers.

      |_| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former
         Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      |_| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

(1) any  purchaser,  provided  the total  initial  amount
invested in the Fund
         or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1) by the estate of a deceased  shareholder;
(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.


            VI. Special Reduced Sales Charge for Former Shareholders of
                           Advance America Funds, Inc.

    Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.


         VII. Sales Charge Waivers on Purchases of Class M Shares of
                     Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
o     the Manager and its affiliates,
o        present or former  officers,  directors,  trustees and  employees  (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
o        registered  management  investment  companies  or separate  accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
o employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
o dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
o dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.
o

------------------------------------------------------------------------------
Oppenheimer Main Street California Municipal Fund
------------------------------------------------------------------------------

Internet Web Site:
      www.oppenheimerfunds.com

Investment Adviser
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian Bank
      The Bank of New York
      One Wall Street
      New York, New York 10015

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street, Suite 3600
      Denver, Colorado 80202-3942

Legal Counsel
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

67890


PX725.001.1299

--------

                       OPPENHEIMER MAIN STREET FUNDS, INC.
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits


(a)   (i)   Articles of Incorporation dated October 2, 1987:  Filed with
      Registrant's Post-Effective Amendment No. 12, 10/25/93, and incorporated herein by reference.

      (ii) Amended Articles of Incorporation dated December 9, 1987: Filed with Registrant's Post-Effective Amendment No. 12, 10/25/93, and incorporated herein by reference.

      (iii) Articles Supplementary to the Articles of Incorporation dated August 18, 1988: Filed with Registrant's Post-Effective Amendment No. 12, 10/25/93, and incorporated herein by reference.

      (iv) Articles Supplementary to the Articles of Incorporation dated January 20, 1989: Filed with Registrant's Post-Effective Amendment No. 12, 10/25/93, and incorporated herein by reference.

      (v) Articles Supplementary to the Articles of Incorporation dated April 16, 1990: Filed with Registrant's Post-Effective Amendment No. 12, 10/25/93, and incorporated herein by reference.

      (vi) Amendment to the Articles of Incorporation dated August 27, 1993: Filed with Registrant's Post-Effective Amendment No. 12, 10/25/93, and incorporated herein by reference.

      (vii) Amendment to the Articles of Incorporation dated October 20, 1993: Filed with Registrant's Post-Effective Amendment No. 12, 10/25/93, and incorporated herein by reference.

      (viii) Articles Supplementary to the Articles of Incorporation dated October 27, 1993: Filed with Registrant's Post-Effective Amendment No. 14, 9/30/94, and incorporated herein by reference.

      (ix) Articles Supplementary to the Articles of Incorporation dated November 29, 1993: Filed with Registrant's Post-Effective Amendment No. 14, 9/30/94, and incorporated herein by reference.

      (x) Articles Supplementary to the Articles of Incorporation dated April 28, 1994: Filed with Registrant's Post-Effective Amendment No. 14, 9/30/94, and incorporated herein by reference.

      (xi) Articles Supplementary to the Articles of Incorporation dated September 30, 1994: Filed with Registrant's Post-Effective Amendment No. 14, 9/30/94, and incorporated herein by reference.

      (xii) Articles Supplementary to the Articles of Incorporation dated August 30, 1996: Previously filed with Registrant's Post-Effective Amendment No. 19, 10/30/96, and incorporated herein by reference.

(xiii) Articles Supplementary to the Articles of Incorporation dated September 30, 1996: Previously filed with Registrant's Post-Effective Amendment No. 19, 10/30/96, and incorporated herein by reference.

(xiv) Articles Supplementary to the Articles of Incorporation dated November 30, 1998. Previously filed with Registrant's Post-Effective Amendment No. 24, 12/22/98, and incorporated herein by reference.

(b) Amended By-Laws dated June 26, 1990: Previously filed with Registrant's Post-Effective Amendment No. 8, 10/22/91, refiled with Registrant's Post-Effective Amendment No. 14 (9/30/94) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(c) (i) Specimen Class A Stock Certificate - Oppenheimer Main Street Growth & Income Fund: Filed herewith.

      (ii) Specimen Class B Stock Certificate - Oppenheimer Main Street Growth & Income Fund: Filed herewith.

      (iii) Specimen Class C Stock Certificate - Oppenheimer Main Street Growth & Income Fund: Filed herewith.

      (iv) Specimen Class Y Stock Certificate - Oppenheimer Main Street Growth & Income Fund: Filed herewith.

(v) Specimen Class A Stock Certificate - Oppenheimer Main Street California Municipal Fund: Filed herewith.

(vi) Specimen Class B Stock Certificate - Oppenheimer Main Street California Municipal Fund: Filed herewith.

(d) (i) Investment Advisory Agreement dated October 22, 1990 for Oppenheimer Main Street Growth & Income Fund: Filed with Registrant's Post-Effective Amendment No. 6, 11/1/90, refiled with Registrant's Post-Effective Amendment No. 14, 9/30/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii) Investment Advisory Agreement dated October 22, 1990 for Oppenheimer Main Street California Municipal Fund: Filed with Registrant's Post-Effective Amendment No. 2 of Main Street Funds, Inc.
      - California Municipal Fund (Reg. No. 33-34270), 11/1/90, refiled with Post-Effective Amendment No. 14, 9/30/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(e) (i) General Distributor's Agreement dated October 13, 1992: Previously filed with Registrant's Post-Effective Amendment No. 11, 8/25/93, and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

      (iii) Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

      (iv)  Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.


(f) Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and incorporated herein by reference.

(g) Custody Agreement dated 8/5/92: Previously filed with Registrant's Post-Effective Amendment No. 10, 10/19/92, refiled with Registrant's Post-Effective Amendment No. 14, 9/30/94 pursuant to Item 102 of Regulation S-T and incorporated herein by reference.


(h)   (i)   Agreement and Plan of Reorganization dated April 28, 1992 between
      Main Street Funds, Inc. - Asset Allocation Fund, and Main Street Funds, Inc. - Growth & Income Fund: Filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement, 8/25/93, and incorporated herein by reference.

      (ii) Agreement and Plan of Reorganization dated June 18, 1992 between Main Street Funds, Inc. - Tax-Free Income Fund and Oppenheimer Tax-Free Bond Fund: Filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement, 8/25/93, and incorporated herein by reference.

      (iii) Agreement and Plan of Reorganization dated April 28, 1993 between Main Street Funds, Inc. - Government Securities Fund and Oppenheimer Government Securities Fund: Filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement, 8/25/93, and incorporated herein by reference.

(i) (i) Opinion and Consent of Counsel dated February 1, 1988: Previously filed with Registrant's Post-Effective Amendment No. 1 to Registrant's Registration Statement, 6/28/88, refiled with Registrant's Post-Effective Amendment No. 14, 9/30/94, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (ii) Opinion and Consent of Counsel dated January 20, 1989: Filed with Registrant's Post-Effective Amendment No. 4, 10/30/89, and refiled with Post-Effective Amendment No. 14, 9/30/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (iii) Opinion and Consent of Counsel dated April 23, 1990: Filed with Pre-Effective Amendment No. 1 of Main Street Funds, Inc./California Municipal Fund (Reg. No. 33-34270), 4/26/90 and refiled with Post-Effective Amendment No. 14, 9/30/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.


(j)   Independent Auditors Consent:  Filed herewith.

(k)   Not applicable.


(l) Investment Letter from OppenheimerFunds, Inc. to Registrant dated December 22, 1988: Previously filed with Registrant's Post-Effective Amendment No. 3, 1/17/89, and refiled with Post-Effective Amendment No. 14, 9/30/94, pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference, and incorporated herein by reference.


(m) (i) Amended and Restated Service Plan and Agreement for Class A shares of Oppenheimer Main Street Growth & Income Fund, dated 10/25/93: Previously filed with Registrant's Post-Effective Amendment No. 14, 9/30/94, and incorporated herein by reference.

(ii) Amended Distribution and Service Plan and Agreement for Class B shares of Oppenheimer Main Street Growth & Income Fund dated 10/1/94: Previously filed with Registrant's Post-Effective Amendment No. 21, 12/8/97, and incorporated herein by reference.

(iii) Amended Distribution and Service Plan and Agreement for Class C shares of Oppenheimer Main Street Growth & Income Fund dated 12/1/93: Previously filed with Registrant's Post-Effective Amendment No. 21, 12/8/97, and incorporated herein by reference.

(iv) Amended Distribution and Service Plan and Agreement for Class B shares of Oppenheimer Main Street California Municipal Fund dated 2/23/94:
      Previously filed with Registrant's Post-Effective Amendment No. 21 (Reg. #33-17850), 12/8/97, and incorporated herein by reference.


 (n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through August 24, 1999: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No. 333-82579), 8/27/99, and incorporated herein by reference.

-- Powers of Attorney for all Trustees/Directors: Previously filed with Post-Effective Amendment No. 41 to the Registration Statement of Oppenheimer high Yield Fund (Reg. No. 2-62078), 8/26/99, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

      Reference is made to the provisions of paragraph (b) of Section 7 of Article SEVENTH of Registrant's Articles of Incorporation filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser


(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.


(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position           Other Business and Connections
with OppenheimerFunds, Inc.         During the Past Two Years

Charles E. Albers,
Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds  (since  April
                                    1998);  a  Chartered   Financial  Analyst;
                                    formerly,  a Vice  President and portfolio
                                    manager for  Guardian  Investor  Services,
                                    the  investment  management  subsidiary of
                                    The  Guardian   Life   Insurance   Company
                                    (since 1972).

Edward Amberger,
Assistant Vice President            Formerly    Assistant   Vice    President,
                                    Securities   Analyst  for  Morgan  Stanley
                                    Dean Witter (May 1997 - April  1998);  and
                                    Research  Analyst  (July 1996 - May 1997),
                                    Portfolio  Manager  (February  1992 - July
                                    1996) and Department Manager (June 1988 to February 1992) for The Bank of New
                                    York.

Peter M. Antos,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds;  a  Chartered
                                    Financial  Analyst;  Senior Vice President
                                    of    HarbourView     Asset     Management
                                    Corporation;  prior to  March  1996 he was
                                    the senior  equity  portfolio  manager for
                                    the  Panorama   Series  Fund,   Inc.  (the
                                    "Company")  and  other  mutual  funds  and
                                    pension  funds  managed  by G.R.  Phelps &
                                    Co. Inc.  ("G.R.  Phelps"),  the Company's
                                    former  investment  adviser,  which  was a
                                    subsidiary  of  Connecticut   Mutual  Life
                                    Insurance    Company;    he    was    also
                                    responsible for managing the common stock department and common stock investments of Connecticut Mutual Life Insurance Co.


Lawrence Apolito,
Vice President                      None.

Victor Babin,
Senior Vice President               None.

Bruce Bartlett,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds.  Formerly,  a
                                    Vice   President   and  Senior   Portfolio
                                    Manager  at  First of  America  Investment

                                      Corp.

George Batejan,
Executive Vice President,
Chief Information Officer           Formerly  Senior  Vice  President,   Group
                                    Executive,  and Senior Systems Officer for
                                    American   International   Group  (October
                                    1994 - May 1998).


Richard Bayha,
Senior Vice President               None.


John R. Blomfield,

Vice                                President  Formerly  Senior Product  Manager
                                    (November    1995   -   August    1997)   of
                                    International  Home Foods and American  Home
                                    Products (March 1994 - October 1996).
Connie Bechtolt,
Assistant Vice President            None.


Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,
Vice President Formerly, Vice President (January 1992 - February, 1996) of Asian Equities for Barclays de Zoete Wedd, Inc.

Robert J. Bishop,

Vice President                      Vice  President of Mutual Fund  Accounting
                                    (since  May  1996);  an  officer  of other
                                    Oppenheimer funds;  formerly, an Assistant
                                    Vice   President   of    OppenheimerFunds,
                                    Inc./Mutual Fund Accounting  (April 1994 -
                                    May  1996),  and  a  Fund  Controller  for
                                    OppenheimerFunds, Inc.

Chad Boll,
Assistant Vice President            None


Scott Brooks,
Vice President                      None.


Kevin Brosmith,

Vice President                      None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       Formerly,   Assistant  Vice  President  of
                                    Rochester Fund Services, Inc.


Christopher Capot,
Assistant Vice President            Assistant   Vice   President   of   Public
                                    Relations     at     Webster     Financial
                                    Corporation   (December  1995  -  December
                                    1998).


Michael Carbuto,
Vice President                      An  officer  and/or  portfolio  manager of

                                    certain  Oppenheimer funds; Vice President
                                    of     Centennial     Asset     Management

                                  Corporation.

John Cardillo,
Assistant Vice President            None.


Mark Curry,

Assistant Vice President            None.


H.C. Digby Clements,
Vice President:

Rochester Division                  None.


O. Leonard Darling,
Executive Vice President
and Chief Investment
Officer Chief Investment Officer (since 6/99); Chief Executive Officer and Senior Manager of HarbourView Asset Management Corporation; Trustee (1993 - present) of Awhtolia College
                                    - Greece;  formerly Chief Executive  Officer
                                    (1993-June 1999).


William DeJianne,                   None.
Assistant Vice President

Robert A. Densen,
Senior Vice President               None.

Sheri Devereux,
Vice President                      None.

Craig P. Dinsell

Executive Vice President            Formerly,  Senior Vice  President of Human
                                    Resources for Fidelity  Investments-Retail
                                    Division  (January  1995 - January  1996),
                                    Fidelity   Investments  FMR  Co.  (January
                                    1996   -   June    1997)   and    Fidelity
                                    Investments  FTPG  (June  1997  -  January
                                    1998).


John Doney,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,

General Counsel and Director        Executive Vice President  (since September
                                    1993),   and  a  director  (since  January
                                    1992) of the  Distributor;  Executive Vice
                                    President,  General Counsel and a director
                                    of    HarbourView     Asset     Management
                                    Corporation  Shareholder  Services,  Inc.,
                                    Shareholder  Financial Services,  Inc. and
                                    Oppenheimer   Partnership  Holdings,  Inc.
                                    since  (September  1995);  President and a
                                    director of  Centennial  Asset  Management
                                    Corporation    (since   September   1995);
                                    President  and a director  of  Oppenheimer
                                    Real Asset  Management,  Inc  (since  July
                                    1996);  General  Counsel  (since May 1996)
                                    and   Secretary   (since  April  1997)  of
                                    Oppenheimer    Acquisition   Corp.;   Vice
                                    President       and       Director      of
                                    OppenheimerFunds  International,  Ltd. and
                                    Oppenheimer  Millennium  Funds plc  (since
                                    October   1997);   an   officer  of  other
                                    Oppenheimer funds.


Bruce Dunbar,                       None.
Vice President


Daniel Engstrom,
Assistant Vice President            None.


George Evans,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President            None.


George Fahey,
Vice President                      None.


Scott Farrar,

Vice President                      Assistant    Treasurer   of    Oppenheimer
                                    Millennium   Funds  plc   (since   October
                                    1997);  an  officer  of other  Oppenheimer
                                    funds;    formerly   an   Assistant   Vice
                                    President       of       OppenheimerFunds,
                                    Inc./Mutual Fund Accounting  (April 1994 -
                                    May  1996),  and  a  Fund  Controller  for
                                    OppenheimerFunds, Inc.


Leslie A. Falconio,

Vice President                     An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99).


Katherine P. Feld,

Vice President and Secretary        Vice   President   and  Secretary  of  the
                                    Distributor;   Secretary  of   HarbourView
                                    Asset    Management    Corporation,    and
                                    Centennial Asset  Management  Corporation;
                                    Secretary,  Vice President and Director of
                                    Centennial   Capital   Corporation;   Vice
                                    President  and  Secretary  of  Oppenheimer
                                    Real Asset Management, Inc.


Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                  An  officer,   Director  and/or  portfolio
                                    manager  of  certain   Oppenheimer  funds;
                                    Presently  he holds  the  following  other
                                    positions:  Director  (since  1995) of ICI
                                    Mutual Insurance Company;  Governor (since
                                    1994)  of  St.  John's  College;  Director
                                    (since  1994 - present)  of  International
                                    Museum of  Photography  at George  Eastman
                                    House.  Formerly,  he held  the  following
                                    positions:   formerly,   Chairman  of  the
                                    Board  and  Director  of  Rochester   Fund
                                    Distributors,  Inc. ("RFD"); President and
                                    Director of Fielding  Management  Company,
                                    Inc.  ("FMC");  President  and Director of
                                    Rochester    Capital    Advisors,     Inc.
                                    ("RCAI");  Managing  Partner of  Rochester
                                    Capital  Advisors,   L.P.,  President  and
                                    Director of Rochester Fund Services,  Inc.
                                    ("RFS");   President   and   Director   of
                                    Rochester   Tax   Managed   Fund,    Inc.;
                                    Director (1993 - 1997) of VehiCare  Corp.;
                                    Director (1993 - 1996) of VoiceMode.


David Foxhoven,
Assistant Vice President            Formerly   Manager,   Banking   Operations
                                    Department (July 1996 - November 1998).


Jennifer Foxson,
Vice President                      None.


Dan Gangemi,
Vice President                      None.


Erin Gardiner,
Assistant Vice President            None.


Daniel Garrity,

Vice President                      None.


Charles Gilbert,
Assistant Vice President            None.


Alan Gilston,

Vice President                      Formerly,  Vice  President  (1987  - 1997)
                                    for    Schroder     Capital     Management

                                 International.

Jill Glazerman,
Vice President                      None.

Robyn Goldstein-Liebler
Assistant Vice President            None.

Mikhail Goldverg
Assistant Vice President            None.


Jeremy Griffiths,
Executive Vice President,
Chief Financial Officer and         Chief  Financial   Officer  and  Treasurer
                                  (since March
Director                            1998) of Oppenheimer  Acquisition Corp.; a
                                    Member  and  Fellow  of the  Institute  of
                                    Chartered   Accountants;    formerly,   an
                                    accountant   for  Arthur  Young   (London,

                                     U.K.).

Robert Grill,

Senior Vice  President             Formerly,   Marketing  Vice
                                    President  for Bankers Trust Company (1993 -
                                    1996);     Steering     Committee    Member,
                                    Subcommittee  Chairman for American  Savings
                                    Education Council (1995 - 1996).


Elaine T. Hamann,

Vice President                      Formerly,  Vice President  (September 1989
                                    - January 1997) of Bankers Trust Company.


Robert Haley

Assistant Vice President            Formerly,  Vice President of
                                    Information   Services  for  Bankers   Trust
                                    Company (January 1991 - November 1997).


Thomas B. Hayes,
Vice President                      None.

Barbara Hennigar,

Chairman of OppenheimerFunds        Executive Vice President and
Services, a Division of OFI         Chief Executive Officer of

                                    OppenheimerFunds Services,
                                    a division of the Manager

Dorothy Hirshman,                   None.
Assistant Vice President

Merryl Hoffman,

Vice President and                  None.
Senior Counsel

Merrell Hora,
Assistant Vice President            Research  Fellow  for  the  University  of
Minnesota
                                    (July 1997- July 1998).

Edward S. Hrybenko,
Vice President                      Director  of  Brokerage  and  Mutual  Fund
                                    Marketing  at American  Express  Financial
                                    Direct (May 1996 August 1997).


Scott T. Huebl,

Vice President                      None.

James Hyland,
Assistant Vice President            Formerly Manager of Customer  Research for
                                    Prudential  Investments  (February  1998 -
                                   July 1999).


Kathleen T. Ives,
Vice President                      None.


William Jaume,
Vice President                      None.


Frank Jennings,
Vice   President                    An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.


Andrew Jordan,
Assistant Vice President            None.


Thomas W. Keffer,
Senior Vice President               None.


Erica Klein,
Assistant Vice President            None.

Walter Konops,
Assistant Vice President            None.


Avram Kornberg,
Vice President                      None.


Jimmy Kourkoulakos,
Assistant Vice President.           None.


John Kowalik,
Senior Vice President               An officer  and/or  portfolio  manager for
                                    certain    OppenheimerFunds;     formerly,
                                    Managing  Director  and  Senior  Portfolio
                                    Manager  at  Prudential   Global  Advisors
                                    (1989 - 1998).

Joseph Krist,
Assistant Vice President            None.

Michael Levine,
Vice President                      None.

Shanquan Li,
Vice President                      None.

Stephen F. Libera,

Vice President                      An officer  and/or  portfolio  manager for
                                    certain  Oppenheimer  funds;  a  Chartered
                                    Financial  Analyst;  a Vice  President  of
                                    HarbourView Asset Management  Corporation;
                                    prior  to  March  1996,  the  senior  bond
                                    portfolio   manager  for  Panorama  Series
                                    Fund Inc.,  other mutual funds and pension
                                    accounts  managed  by  G.R.  Phelps;  also
                                    responsible   for   managing   the  public
                                    fixed-income   securities   department  at
                                    Connecticut Mutual Life Insurance Co.


Mitchell J. Lindauer,
Vice President                      None.

David Mabry,
Vice President                      None.

Steve Macchia,
Vice President                      None.

Bridget Macaskill,
President, Chief Executive Officer

and Director                        Chief Executive  Officer (since  September
                                    1995);  President and director (since June
                                    1991)  of  HarbourView   Asset  Management
                                    Corporation;    and    a    director    of
                                    Shareholder  Services,  Inc. (since August
                                    1994),    and    Shareholder     Financial
                                    Services,     Inc.    (September    1995);
                                    President  (since  September  1995)  and a
                                    director    (since    October   1990)   of
                                    Oppenheimer  Acquisition Corp.;  President
                                    (since  September  1995)  and  a  director
                                    (since   November   1989)  of  Oppenheimer
                                    Partnership  Holdings,   Inc.,  a  holding
                                    company  subsidiary  of  OppenheimerFunds,
                                    Inc.;  a  director  of  Oppenheimer   Real
                                    Asset Management,  Inc. (since July 1996);
                                    President  and a director  (since  October
                                    1997)  of  OppenheimerFunds  International
                                    Ltd., an offshore fund manager  subsidiary
                                    of OppenheimerFunds,  Inc. and Oppenheimer
                                    Millennium   Funds  plc   (since   October
                                    1997);  President  and a director of other
                                    Oppenheimer    funds;    a   director   of
                                    Hillsdown   Holdings  plc  (a  U.K.   food
                                    company);   formerly,  an  Executive  Vice
                                    President of OFI.

Philip T. Masterson,
Vice President Formerly an Associate at Davis, Graham, & Stubbs (January 1998 - July 1998); Associate; Myer, Swanson, Adams & Wolf, P.C. (May 1996 - June 1998).


Loretta McCarthy,
Executive Vice President            None.

Beth Michnowski,

Assistant                           Vice  President  Formerly  Senior  Marketing
                                    Manager (May 1996 - June 1997) and Director of Product Marketing (August 1992 - May
                                    1996) with Fidelity Investments.


Lisa Migan,
Assistant Vice President            None.


Andrew J. Mika
Senior Vice President               Formerly  a  Second  Vice   President  for
                                    Guardian  Investments (June 1990 - October
                                    1999).

Denis R. Molleur,
Vice President and
Senior Counsel                      None.


Nikolaos Monoyios,
Vice President                      A Vice President and/or portfolio  manager
                                    of certain  Oppenheimer funds (since April
                                    1998);  a  Certified   Financial  Analyst;
                                    formerly, a Vice President and portfolio manager for Guardian Investor Services, the management subsidiary of The Guardian
                                    Life Insurance Company (since 1979).

Linda Moore,
Vice President                      Formerly,  Marketing  Manager  (July  1995
                                    -November   1996)  for  Chase   Investment
                                 Services Corp.

Kenneth Nadler,
Vice President                      None.

David Negri,
Senior  Vice President              An officer  and/or  portfolio
                                    manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.

Ray Olson,
Assistant Vice President            None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                  None.

Gina M. Palmieri,

Vice President                      An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99).


Robert E. Patterson,
Senior  Vice President             An officer  and/or  portfolio
                                    manager of certain Oppenheimer funds.


Frank Pavlak,
Vice President                      Branch   Chief   of   Investment   Company
                                    Examinations   at  U.S.   Securities   and
                                    Exchange   Commission   (January   1981  -
                                 December 1998).


James Phillips
Assistant Vice President            None.


David Pellegrino                    Vice President.

Stephen Puckett,
Vice President                      None.


Jane Putnam,
Vice President                     An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Michael Quinn,

Assistant Vice President            Formerly,  Assistant Vice President (April
                                    1995  -  January   1998)  of  Van   Kampen

                                    American Capital.


Julie Radtke,
Vice President                      Formerly   Assistant  Vice  President  and
                                    Business  Analyst  for  Pershing,   Jersey
                                    City (August 1997 -November 1997);  Senior
                                    Business       Consultant,        American
                                    International  Group  (January 1996 - July
                                    1997).


Russell Read,
Senior Vice President               Vice President of  Oppenheimer  Real Asset
                                    Management, Inc. (since March 1995).

Thomas Reedy,
Vice  President                     An  officer   and/or   portfolio
                                    manager   of  certain   Oppenheimer   funds;
                                    formerly,   a  Securities  Analyst  for  the
                                    Manager.

John Reinhardt,
Vice President: Rochester Division  None


Jeffrey Rosen,

Vice President                      None.

Michael S. Rosen,
Vice  President                    An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.


Marci Rossell,
Vice President and
 Corporate Economist                 Economist     with
                                    Federal  Reserve  Bank  of  Dallas  (April
                                    1996 - March 1999).


Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President            None.

James Ruff,
Executive Vice President & Director None.


Andrew Ruotolo
Executive Vice President            Formerly  Chief  Operations   Officer  for
American
                                    International Group (since 1997).

Rohit Sah,
Assistant Vice President            None.


Valerie Sanders,
Vice President                      None.


Jeff Schneider,
Vice President                      Director,        Personal        Decisions
International.


Ellen Schoenfeld,
Assistant Vice President            None.


David Schultz,
Senior Vice President
and Chief Executive Officer         Senior   Managing   Director,    President
                                    (since  April  1999) and  Chief  Executive
                                    Officer of  HarbourView  Asset  Management
                                    Corporation (since June 1999).


Stephanie Seminara,
Vice President                      None.


Martha Shapiro,
Assistant Vice President            None.

Christian D. Smith
Senior Vice President               Formerly    Co-head   of   the   Municipal
                                    Portfolio   Management   Team,   Portfolio
                                    Manager  for   Prudential   Global   Asset
                                    Management   (January   1990  -  September
                                    1999).

Connie Song,

Assistant Vice President            None.

Richard Soper,
Vice President                      None.


Keith Spencer                       Equity trader.
Vice President

Cathleen Stahl,
Vice President                      Assistant  Vice  President  &  Manager  of
                                    Women & Investing Program

Richard A. Stein,
Vice President: Rochester Division  Assistant Vice  President  (since 1995) of
                                    Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


Jayne Stevlingson,
Vice President                      None.

Marlo Stil,
Vice President                      Investment     Specialist    and    Career
Agent/Registered
                                    Representative  for MML Investor services,
Inc.


John Stoma,

Senior Vice President               None.


Michael C. Strathearn,

Vice President                      An  officer   and/or   portfolio
                                    manager  of  certain  Oppenheimer  funds;  a
                                    Chartered    Financial   Analyst;   a   Vice
                                    President of  HarbourView  Asset  Management
                                    Corporation.

Kevin Surrett,
Assistant Vice President            Assistant   Vice   President   of  Product
                                    Development
                                    At  Evergreen  Investor   Services,   Inc.
                                   (June 1995 -
                                   May 1999).

Wayne Strauss,
Assistant Vice President: Rochester
Division Formerly Senior Editor, West Publishing Company (January 1997 - March 1997).


James C. Swain,

Vice Chairman of the Board          Chairman,  CEO and  Trustee,  Director  or
                                    Managing   Partner  of  the   Denver-based
                                    Oppenheimer  Funds;  formerly,   President
                                    and   Director   of    Centennial    Asset
                                    Management Corporation and Chairman of the Board of Shareholder Services, Inc.


Susan Switzer,

Assistant Vice President            None.


Anthony A. Tanner,

Vice President:  Rochester Division None.


Jay Tracey,
Vice President                      An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

James Turner,
Assistant Vice President            None.


Angela Uttaro,
Assistant Vice President            None.

Mark Vandehey,
Vice President                      None.


Maureen VanNorstrand,
Assistant Vice President            None.


Annette Von Brandis,
Assistant Vice President            None.

Phillip Vottiero,
Vice President                      Chief  Financial  officer  for the Sovlink
                                    Group
                                    (April 1996 - June 1999).

Teresa Ward,
Vice President                      None.

Jerry Webman,
Senior Vice President               Director  of  New  York-based   tax-exempt
                                    fixed income Oppenheimer funds.

Christine Wells,
Vice President                      None.

Joseph Welsh,
Assistant Vice President            None.

Kenneth B. White,

Vice  President                     An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds; a Chartered Financial Analyst; Vice President of HarbourView Asset Management Corporation.

William L. Wilby,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President
                                    of    HarbourView     Asset     Management
                                    Corporation.

Donna Winn,                         Senior     Vice     President/Distribution
                                   Marketing.
Senior Vice President

Brian W. Wixted,                      Formerly  Principal and Chief  Operating
                                     Officer,
Senior Vice President and             Bankers  Trust  Company  -  Mutual  Fund
                                        Services
Treasurer                             Division  (March  1995  -  March  1999);
                                      Vice President and Chief Financial Officer of CS First Boston Investment Management
                                      Corp.  (September  1991 March  1995);  and
                                      Vice  President  and  Accounting  Manager,
                                      Merrill Lynch Asset  Management  (November
                                      1987 - September 1991).


Carol Wolf,

Vice President                      An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President
                                    of     Centennial     Asset     Management
                                    Corporation;  Vice President,  Finance and
                                    Accounting;   Point  of  Contact:  Finance
                                    Supporters of Children; Member of the Oncology Advisory Board of the Childrens

                                    Hospital.

Caleb Wong,

Vice President                      An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99) .


Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate

General Counsel                     Assistant    Secretary   of    Shareholder
                                    Services,    Inc.    (since   May   1985),
                                    Shareholder   Financial   Services,   Inc.
                                    (since  November  1989),  OppenheimerFunds
                                    International     Ltd.    (since    1998),
                                    Oppenheimer  Millennium  Funds plc  (since
                                    October   1997);   an   officer  of  other

                                    Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                  None.


Mark Zavanelli,
Assistant Vice President            None.


Arthur J. Zimmer,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President
                                    of     Centennial     Asset     Management

                                  Corporation.


The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as

set forth below:

New York-based Oppenheimer Funds


Oppenheimer  California  Municipal Fund
Oppenheimer  Capital  Appreciation  Fund
Oppenheimer  Capital  Preservation  Fund
Oppenheimer  Developing  Markets  Fund
Oppenheimer  Discovery Fund
Oppenheimer  Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer  International  Small Company Fund
Oppenheimer Large Cap Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer  Multi-Sector Income Trust
Oppenheimer  Multi-State  Municipal Trust
Oppenheimer  Multiple  Strategies Fund
Oppenheimer  Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Growth Fund
Oppenheimer  Trinity Value Fund
Oppenheimer U.S.  Government Trust
Oppenheimer World Bond Fund


Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds


Centennial America Fund, L.P.
Centennial  California Tax Exempt Trust
Centennial Government  Trust
Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income  Fund
Oppenheimer  Capital  Income  Fund
Oppenheimer  High  Yield  Fund
Oppenheimer  Integrity Funds
Oppenheimer  International  Bond Fund
Oppenheimer Limited-Term  Government Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer  Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer  Senior  Floating  Rate  Fund
Oppenheimer   Strategic  Income  Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.


The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter


(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.


(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal             Positions & Offices         Positions & Offices
Business Address             with Underwriter            with Registrant

Jason Bach                   Vice President              None
31 Racquel Drive

Marietta, GA 30064


Peter Beebe                  Vice President              None
876 Foxdale Avenue
Winnetka, IL 60093

Douglas S. Blankenship       Vice President              None
17011 Woodbank
Spring, TX 77379


Peter W. Brennan             Vice President              None
8826 Amberton Lane
Charlotte, NC 28226

Kevin Brosmith               Vice President              None
856 West Fullerton
Chicago, IL 60614

Susan Burton(2)              Vice President              None

Erin Cawley(2)               Assistant Vice President    None


Robert Coli                  Vice President              None
12 White Tail Lane
Bedminster, NJ 07921


William Coughlin             Vice President              None
1730 N. Clark Street
#3203
Chicago, IL 60614


Mary Crooks(1)

Daniel Deckman               Vice President              None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone         Vice President              None
5105 Aldrich Avenue South

Minneapolis, MN 55419

Joseph DiMauro               Vice President              None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236


Rhonda Dixon-Gunner(1)       Assistant Vice President    None

Andrew John Donohue(2)       Executive Vice              Secretary of the

                             President, Director         Oppenheimer funds.
                               and General Counsel


John Donovan                 Vice President              None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris               Vice President              None
4104 Harlanwood Drive
Fort Worth, TX 76109


G. Patrick Dougherty, Jr.    Vice President              None
780 Watchung Road
Bound Brook, NJ 08805

Eric Edstrom(2)              Vice President              None


Wendy H. Ehrlich             Vice President              None
4 Craig Street
Jericho, NY 11753

Kent Elwell                  Vice President              None
35 Crown Terrace
Yardley, PA 19067


George Fahey                 Vice President              None
141 Breon Lane
Elkton, MD 21921


Eric Fallon                  Vice President              None
10 Worth Circle
Newton, MA 02158


Katherine P. Feld(2)         Vice President              None
& Secretary                  & Senior Counsel


Mark Ferro                   Vice President              None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)        Vice President              None


John ("J") Fortuna(2)        Vice President              None


Ronald R. Foster             Senior Vice President       None
11339 Avant Lane
Cincinnati, OH 45249


Patricia Gadecki-Wells       Vice President              None
4734 Highland Place Center
Lakeland, FL 33813

Luiggino Galleto             Vice President              None
10302 Reisling Court

Charlotte, NC 28277

Michelle Gans                Vice President              None
8327 Kimball Drive
Eden Prairie, MN 55347


L. Daniel Garrity            Vice President              None
27 Covington Road
Avondale, GA 30002

Lucio Giliberti              Vice President              None
78 Metro Vista Drive
Hawthorne, NJ 07506


Ralph Grant(2)               Vice President/National     None
                             Sales Manager

Michael Guman                Vice President              None
3913 Pleasent Avenue
Allentown, PA 18103


Linda Harding                Vice President/FID          None
6229 Love Drive
#413
Irving, TX 75039

Webb Heidinger               Vice President              None
138 Gates Street

Portsmouth, NH 03801


Phillip Hemery               Vice President              None
184 Park Avenue
Rochester, NY 14607

Tammy Hospodar               Vice President              None
30864 Paloma Court
Westlake Village, CA 91362

Edward Hrybenko (2)          Vice President              None

Richard L. Hymes (2)         Vice President              None


Byron Ingram(1)              Assistant Vice President    None

Kathleen T. Ives(1)          Vice President              None


Lynn Jensen                  Vice President              None
5120 Patterson Street
Long Beach, CA 90815


Eric K. Johnson              Vice President              None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson              Vice President              None
409 Sundowner Ridge Court
Wildwood, MO 63011

Elyse Jurman                 Vice President              None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL 33062

Michael Keogh(2)             Vice President              None

Brian Kelly                  Vice President              None
60 Larkspur Road
Fairfield, CT 06430

Richard Klein                Vice President              None
4820 Fremont Avenue So.
Minneapolis, MN 55409


Brent Krantz                 Vice President              None
2609 SW 149th Place
Seattle, WA 98166


Oren Lane                    Vice President              None
5286 Timber Bend Drive
Brighton, MI 48116


Todd Lawson                  Vice President              None
10687 East Ida Avenue
Englewood, CO 80111


Dawn Lind                    Vice President              None
7 Maize Court
Melville, NY 11747


James Loehle                 Vice President              None
30 Wesley Hill Lane
Warwick, NY 10990


Steve Manns                  Vice President              None
1941 W. Wolfram Street
Chicago, IL 60657


Todd Marion                  Vice President              None
3 St. Marks Place
Cold Spring Harbor, NY 11724

LuAnn Mascia(2)              Assistant Vice President    None


Marie Masters                Vice President              None
8384 Glen Eagle Drive
Manlius, NY  13104

Theresa-Marie Maynier        Vice President              None
2421 Charlotte Drive
Charlotte, NC 28203


Anthony Mazzariello          Vice President              None
704 Beaver Road
Leetsdale, PA 15056


John McDonough               Vice President              None
3812 Leland Street
Chevy Chase, MD 20815


Kent McGowan                 Vice President              None
18424 12th Avenue West
Lynnwood, WA 98037


Tanya Mrva(2)                Assistant Vice President    None

Laura Mulhall(2)             Senior Vice President       None

Charles Murray               Vice President              None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                 Vice President              None
32 Carolin Road
Upper Montclair, NJ 07043


Denise-Marie Nakamura        Vice President              None
4111 Colony Plaza
Newport, CA 92660

John Nesnay                  Vice President              None
3410 East County Line
#17
Highlands Ranch, CO 80126

Chad V. Noel                 Vice President              None
2408 Eagleridge Drive

Henderson, NV  89014

Joseph Norton                Vice President              None
2518 Fillmore Street
San Francisco, CA 94115

Kevin Parchinski             Vice President              None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                Vice President              None
2707 Via Arboleda
San Clemente, CA 92672


Charles K. Pettit            Vice President              None
22 Fall Meadow Drive

Pittsford, NY 14534

Bill Presutti                Vice President              None
130 E. 63rd Street, #10E
New York, NY 10021

Steve Puckett                Vice President              None
5297 Soledad Mountain Road
San Diego, CA 92109

Elaine Puleo(2)              Senior Vice President       None


Christopher L. Quinson (2)   Vice President/             None
                             Variable Annuities


Minnie Ra                    Vice President              None
100 Delores Street, #203
Carmel, CA 93923

Dustin Raring                Vice President              None
378 Elm Street
Denver, CO 80220

Michael Raso                 Vice President              None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY 10538


Sean Reardon                 Vice President              None
10915 NE 123rd Place
#B207
Kirkland, WA 98034

John C. Reinhardt(3)         Vice President              None

Douglas Rentschler           Vice President              None
677 Middlesex Road
Grosse Pointe Park, MI 48230


Ruxandra Risko(2)            Vice President              None


Michael S. Rosen(2)          Vice President              None

Kenneth Rosenson             Vice President              None
3505 Malibu Country Drive
Malibu, CA 90265


James Ruff(2)                President & Director        None

Alfredo Scalzo               Vice President              None
19401 Via Del Mar, #303
Tampa, FL 33647


Timothy Schoeffler           Vice President              None
1717 Fox Hall Road
Washington, DC 77479

Michael Sciortino            Vice President              None
785 Beau Chene Drive
Mandeville, LA 70471

Eric Sharp                   Vice President              None
862 McNeill Circle
Woodland, CA 95695

Michelle Simone(2)           Assistant Vice President    None

Stuart Speckman(2)           Vice President              None

Timothy J. Stegner           Vice President              None
794 Jackson Street

Denver, CO 80206


Marlo Stil                   Vice President              None
8579 Prestwick Drive
La Jolla, CA 92037


Peter Sullivan               Vice President              None
21445 S. E 35th Street
Issaquah, WA 98029


David Sturgis                Vice President              None
81 Surrey Lane
Boxford, MA 01921

Scott Such(1)                Senior Vice President       None


Brian Summe                  Vice President              None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney               Vice President              None
5 Smokehouse Lane
Hummelstown, PA 17036

Andrew Sweeny                Vice President              None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum         Vice President              None
704 Inwood
Southlake, TX 76092


David G. Thomas              Vice President              None
2200 North Wilson Blvd.
Suite 102-176
Arlington, VA 22201

Sarah Turpin                 Vice President              None
3517 Milton Avenue
Dallas, TX 75205

Mark Vandehey(1)             Vice President              None

Brian Villec (2)             Vice President              None
Andrea Walsh(1)              Vice President              None


Suzanne Walters(1)           Assistant Vice President    None


James Wiaduck                Vice President              None
935 Wood Run Court
South Lyon, MI 48178

Michael Weigner              Vice President              None
5722 Harborside Drive
Tampa, FL 33615

Donn Weise                   Vice President              None
3249 Earlmar Drive
Los Angeles, CA 90064


Marjorie Williams            Vice President              None
6930 East Ranch Road
Cave Creek, AZ 85331


Brian W. Wixted (1)          Vice President              Vice President and
                             and Treasurer               Treasurer of the
                                                         Oppenheimer funds.


(1)   6803 South Tucson Way, Englewood, CO 80112
(2)   Two World Trade Center, New York, NY 10048
(3)   350 Linden Oaks, Rochester, NY 14623

      (c)  Not applicable.

Item 28.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.


Item 29.  Management Services

Not applicable

Item 30.  Undertakings


Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 22nd day of December, 1999.

                                          Oppenheimer Main Street Funds, Inc.


                                          By:  /s/ James C. Swain*
                                          James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                            Date

/s/ James C. Swain*           Chairman of the                  December 22, 1999
----------------------------- Board of Trustees
James C. Swain                and Principal Executive
                              Officer

/s/ Bridget A. Macaskill*     President                        December 22, 1999
------------------------------and Trustee
Bridget A. Macaskill

/s/ Brian W. Wixted*          Treasurer and Principal
                              Financial and                    December 22, 1999
------------------------------Accounting Officer
Brian W. Wixted

/s/ Robert G. Avis*           Trustee                          December 22, 1999
-----------------------------
Robert G. Avis

/s/ William A. Baker*         Trustee                          December 22, 1999
----------------------------
William A. Baker

/s/ Jon S. Fossel*            Trustee                          December 22, 1999
-----------------------------
Jon S. Fossel

/s/ Sam Freedman*             Trustee                          December 22, 1999
----------------------------
Sam Freedman

/s/ Raymond J. Kalinowski*    Trustee                          December 22, 1999
----------------------------
Raymond J. Kalinowski

/s/ C. Howard Kast*           Trustee                          December 22, 1999
----------------------------
C. Howard Kast

/s/ Robert M. Kirchner*       Trustee                          December 22, 1999
----------------------------
Robert M. Kirchner

/s/ Ned M. Steel*             Trustee                          December 22, 1999
---------------------------
Ned M. Steel

*By: /s/ Robert G. Zack

---------------------------------
Robert G. Zack, Attorney-in-Fact

                       OPPENHEIMER MAIN STREET FUNDS, INC.


                                  EXHIBIT INDEX




Exhibit No.                         Description

23(c) (i)               Specimen Class A Stock  Certificate - Oppenheimer Main
                        Street Growth & Income Fund

23(c) (ii)              Specimen Class B Stock  Certificate - Oppenheimer Main
                        Street Growth & Income Fund

23(c) (iii)             Specimen Class C Stock  Certificate - Oppenheimer Main
                        Street Growth & Income Fund

23(c) (iv)              Specimen Class Y Stock  Certificate - Oppenheimer Main
                        Street Growth & Income Fund

23(c) (v)               Specimen Class A Stock  Certificate - Oppenheimer Main
                        Street California Municipal Fund

23(c) (vi)              Specimen Class B Stock  Certificate - Oppenheimer Main
                        Street California Municipal Fund


23(j)                   Independent Auditors Consent



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